[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH VALUE FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

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[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

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[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH VALUE FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                         [GRAPHIC]   Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth Value Fund
performance, and fees.

                         [GRAPHIC]   Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Practices
strategies and investment practices    9  Investment Risks
and their risks.

                         [GRAPHIC]   Fund Management
----------------------------------------------------------------------------------------------------
Review this section for details on    11  The Investment Advisor
the people and organizations who      11  Portfolio Manager
provide services to the Fund.         11  The Distributor and Administrator

                         [GRAPHIC]   Shareholder Information
----------------------------------------------------------------------------------------------------
Review this section for details on    12  Choosing a Share Class
how shares are valued, how to         13  Pricing of Fund Shares
purchase, sell and exchange shares,   14  Purchasing and Adding to Your Shares
related charges and payments of       17  Selling Your Shares
dividends and distributions.          19  General Policies on Selling Shares
                                      20  Distribution Arrangements/Sales Charges
                                      23  Distribution and Service (12b-1) Fees
                                             and Shareholder Servicing Fees
                                      24  Exchanging Your Shares
                                      25  Dividends, Distributions and Taxes

                         [GRAPHIC]   Other Information About The Fund
----------------------------------------------------------------------------------------------------
                                      27  Financial Highlights

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               Description of the Fund -- Objectives, Risk/Return
[GRAPHIC]      and Expenses                                             Overview

The Fund The AmSouth Value Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

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2
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Description of the Fund -- Objectives, Risk/Return
and Expenses                                                AmSouth Equity Funds

                         The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to Invest   Consider investing in the Fund and other AmSouth Equity
                         Funds if you are:

                              o    seeking a long-term goal such as retirement

                              o looking to add a growth component to your portfolio

                              o willing to accept the risks of investing in the stock markets

                         The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                              o    pursuing a short-term goal or investing
                                   emergency reserves

                              o uncomfortable with an investment that will fluctuate in value

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                                                                               3
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Description of the Fund -- Objectives, Risk/Return
and Expenses                                                  AmSouth Value Fund

                         Risk/Return Summary

Investment Objective     The Fund seeks capital growth by investing primarily
                         in a diversified portfolio of common stock and securities convertible into common stock, such as convertible bonds and convertible preferred stock. The production of current income is an incidental objective.

Principal                The Fund invests primarily in common stocks that the
Investment Strategies    Advisor believes to be undervalued.

                         In managing the Fund's portfolio, the Advisor uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. The Advisor selects investments believed to have basic investment value that will eventually be recognized by other investors, thus increasing their value to the Fund.

                         The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the Statement of Additional Information ("SAI").

Principal                Your investment in the Fund may be subject to the
Investment Risks         following principal risks:

                         Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                         Investment Style Risk: The possibility that the market segment on which this Fund focuses - undervalued stocks - will underperform other kinds of investments or market averages.

                         The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

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4
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Description of the Fund -- Objectives, Risk/Return
and Expenses                                                  AmSouth Value Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R)/Barra Value Index, a widely recognized, unmanaged index of the stocks in the S&P 500(R) Index having the highest price-to-book ratios. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1),(2)

                                   [CHART]

1993    16.24%
  94    18.94%
  95   -27.66%
  96   -26.59%
  97   -26.59%
  98   -26.59%
  99   -26.59%
  00   -26.59%
  01   -26.59%
2002   -26.59%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 9.92%.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:     16.32%  12/31/98
          Worst quarter:   -26.41%   9/30/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

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                                                         1        5       10
                                                       Year     Years    Years
                                                      ------------------------
 Class A Shares(2) Return Before Taxes
 (with 5.50% sales charge)                             -33.20%   -2.25%   7.54%
                                                      ------------------------
 Class B Shares(2) Return Before Taxes
 (with applicable Contingent Deferred Sales Charge)    -33.24%   -2.13%   7.71%
                                                      ------------------------
 Class A Shares Return After Taxes on Distributions    -33.94%   -4.57%   5.36%
                                                      ------------------------
 Class A Shares Return After Taxes on Distributions
 and Sale of Fund Shares                               -19.86%   -1.55%   6.07%
                                                      ------------------------
 S&P 500(R)/Barra Value Index(3)                       -20.85%   -0.85%   9.39%
------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) Class A Shares were first offered on 12/1/88. Performance for the Class B Shares, which were first offered on 9/3/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.
(3) "S&P 500" and the "S&P" are registered service marks of Standard & Poors, a division of McGraw-Hill Companies Inc., which does not sponsor and is in no way affiliated with the Fund.
The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                               5
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Description of the Fund -- Objectives, Risk/Return
and Expenses                                                  AmSouth Value Fund

As an investor in the Value Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses     Class A     Class B
(expenses paid by you directly)(1)   Shares      Shares
--------------------------------------------------------

Maximum Sales Charge
(Load) on Purchases                     5.50%(2)    None
--------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                           None        5.00%(3)
--------------------------------------------------------
Redemption Fee(4)                       2.00%       2.00%

Annual Fund Operating Expenses       Class A     Class B
(fees paid from Fund assets)         Shares      Shares
--------------------------------------------------------

Management Fee                          0.80%       0.80%
--------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                             None        0.75%
--------------------------------------------------------
Other Expenses(5)                       0.59%       0.59%
--------------------------------------------------------
  Total Fund Operating Expenses(5)      1.39%       2.14%
--------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) A CDSC on Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.56% for Class A Shares and 0.56% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.36%; and Class B Shares, 2.11%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                           1       3       5       10
                          Year   Years   Years    Years

 Class A Shares           $684   $ 966   $1,269   $2,127
--------------------------------------------------------
 Class B Shares
 Assuming redemption      $717   $ 970   $1,349   $2,282
 Assuming no redemption   $217   $ 670   $1,149   $2,282
--------------------------------------------------------

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6
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[GRAPHIC]     Additional Investment Strategies and Risks

The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

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Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

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
Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held by a U.S.     Market
bank that issues a receipt evidencing ownership.                                             Political
                                                                                             Foreign Investment

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Call Options: A call option gives the buyer the right to buy, and obligates the seller of    Management
the option to sell, a security at a specified price. The Fund will sell only covered call    Liquidity
options.                                                                                     Credit
                                                                                             Market
                                                                                             Leverage

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

Common Stock: Shares of ownership of a company.                                              Market

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and        Political
supranational entities.                                                                      Liquidity
                                                                                             Foreign Investment

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                                                                               7

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ----------------
Investment Company Securities: Shares of investment companies. The Fund may invest up to     Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Put Options: A put option gives the buyer the right to sell, and obligates the seller of     Management
the option to buy a security at a specified price. The Funds will sell only secured put      Liquidity Credit
options.                                                                                     Leverage Market

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return, the   Market Leverage
Fund will receive cash, other securities, and/or letters of credit. The Fund may invest in   Liquidity Credit
securities of investment companies that are exempt from registration under the Investment
Company Act and invest exclusively in money market instruments.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that give the holder   Market
the right to buy a proportionate amount of common stock at a specified price.                Credit

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

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8

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                               9

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

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10

[GRAPHIC]     Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.80% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

Portfolio Manager

Tin Y. Chan, CFA has been the portfolio manager for the Value Fund since January 2003. Mr. Chan has over nine years of portfolio management and equity research analysis experience. Prior to managing the Fund, Mr. Chan served as a portfolio manager with responsibility for the investment portfolios of retail and insurance-dedicated mutual funds utilizing growth and value styles of management. Mr. Chan earned his MBA from the University of Chicago, Graduate School of Business and his B.A. from Cornell University. He is a member of Association for Investment Management and Research and the Boston Security Analysts Society.

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              11

[GRAPHIC]     Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses".

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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12

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           ---------------------------
                                Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              13

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                  Investment      Investment
Class A or Class B
--------------------------------------------------------
Regular                          $1,000          $  0
--------------------------------------------------------
Automatic Investment Plan        $  250          $100
--------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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14

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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16

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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                                                                              17

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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18

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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                                                                              19

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                               Sales Charge     Sales Charge
            Your                as a % of        as a % of
         Investment           Offering Price   Your Investment
  Up to $49,999                    5.50%            5.82%
--------------------------------------------------------------
  $50,000 up to $99,999            4.50%            4.71%
--------------------------------------------------------------
  $100,000 up to $249,999          3.50%            3.63%
--------------------------------------------------------------
  $250,000 up to $499,999          2.50%            2.56%
--------------------------------------------------------------
  $500,000 up to $999,999          1.50%            1.52%
--------------------------------------------------------------
  $1,000,000 and above             0.00%            0.00%
--------------------------------------------------------------

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20

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years        CDSC as a % of
   Since        Dollar Amount
 Purchase     Subject to Charge*
   0-1              5.00%
   1-2              4.00%
   2-3              3.00%
   3-4              3.00%
   4-5              2.00%
   5-6              1.00%
more than 6         None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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                                                                              21

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your Shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]     Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

VALUE FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                       Less Dividends from
                                        ------------------------------------------   -------------------------------------
                            Net Asset       Net      Net Realized and                             Net Realized
                              Value,    Investment   Unrealized Gains   Total from       Net       Gains from
                            Beginning     Income       (Losses) from    Investment   Investment    Investment      Total
                            of Period     (Loss)        Investments     Activities     Income     Transactions   Dividends
                            ---------   ----------   ----------------   ----------   ----------   ------------   ---------
Year Ended July 31, 2003     $ 12.76       0.14            0.81            0.95        (0.13)        (0.52)        (0.65)
Year Ended July 31, 2002     $ 20.38       0.09           (6.01)          (5.92)       (0.09)        (1.61)        (1.70)
Year Ended July 31, 2001+    $ 19.54       0.11            3.64            3.75        (0.14)        (2.77)        (2.91)
Year Ended July 31, 2000     $ 25.25       0.23           (2.21)          (1.98)       (0.23)        (3.50)        (3.73)
Year Ended July 31, 1999     $ 24.60       0.20            3.11            3.31        (0.19)        (2.47)        (2.66)

                                                              Ratios (to average net assets)/Supplemental Data
                                                     -----------------------------------------------------------------
                                                                                Expenses                   Net Assets,
                            Net Asset                    Net                    (before        Portfolio     End of
                            Value, End     Total     Investment      Net       Reductions/     Turnover      Period
                            of Period     Return#      Income     Expenses   Reimbursements)     Rate*       (000's)
                            ---------    ---------   ----------   --------   ---------------   ---------   -----------
Year Ended July 31, 2003     $ 13.06        8.02%       1.17%       1.36%         1.39%          117%        $112,701
Year Ended July 31, 2002     $ 12.76      (31.21%)      0.49%       1.35%         1.36%           59%        $ 97,393
Year Ended July 31, 2001+    $ 20.38       21.10%       0.53%       1.34%         1.35%           43%        $113,164
Year Ended July 31, 2000     $ 19.54       (8.19%)      1.07%       1.35%         1.35%           17%        $ 45,255
Year Ended July 31, 1999     $ 25.25       14.92%       0.82%       1.33%         1.34%           18%        $ 70,740

#  Excludes sales charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

VALUE FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                       Less Dividends from
                                        ------------------------------------------   -------------------------------------
                            Net Asset       Net      Net Realized and                             Net Realized
                              Value,    Investment   Unrealized Gains   Total from       Net       Gains from
                            Beginning     Income       (Losses) from    Investment   Investment    Investment      Total
                            of Period     (Loss)        Investments     Activities     Income     Transactions   Dividends
                            ---------   ----------   ----------------   ----------   ----------   ------------   ---------
Year Ended July 31, 2003     $ 12.57       0.05            0.79            0.84        (0.06)        (0.52)       (0.58)
Year Ended July 31, 2002     $ 20.15      (0.02)          (5.93)          (5.95)       (0.02)        (1.61)       (1.63)
Year Ended July 31, 2001+    $ 19.41      (0.03)           3.58            3.55        (0.04)        (2.77)       (2.81)
Year Ended July 31, 2000     $ 25.14       0.07           (2.19)          (2.12)       (0.11)        (3.50)       (3.61)
Year Ended July 31, 1999     $ 24.55       0.02            3.10            3.12        (0.06)        (2.47)       (2.53)

                                                              Ratios (to average net assets)/Supplemental Data
                                                     -----------------------------------------------------------------
                                                                                Expenses                   Net Assets,
                             Net Asset                  Net                     (before        Portfolio     End of
                            Value, End     Total     Investment      Net       Reductions/     Turnover     Period
                            of Period     Return#      Income     Expenses   Reimbursements)     Rate*       (000's)
                            ----------   ---------   ----------   --------   ---------------   ---------   -----------
Year Ended July 31, 2003      $ 12.83       7.17%       0.45%       2.11%         2.14%           117%       $28,786
Year Ended July 31, 2002      $ 12.57     (31.68%)     (0.27%)      2.10%         2.11%            59%       $13,133
Year Ended July 31, 2001+     $ 20.15      20.09%      (0.16%)      2.09%         2.10%            43%       $10,322
Year Ended July 31, 2000      $ 19.41      (8.86%)      0.32%       2.10%         2.11%            17%       $ 7,949
Year Ended July 31, 1999      $ 25.14      14.03%       0.05%       2.08%         2.09%            18%       $12,394

#  Excludes sales charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH SELECT EQUITY FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH SELECT EQUITY FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                          [GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth Select Equity Fund
performance, and fees.

                          [GRAPHIC]  Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Practices
strategies and investment practices    9  Investment Risks
and their risks.

                          [GRAPHIC]  Fund Management
----------------------------------------------------------------------------------------------------
Review this section for details on    11  The Investment Advisor
the people and organizations who      11  The Investment Sub-Advisor
provide services to the Fund.         12  Portfolio Managers
                                      13  The Distributor and Administrator

                          [GRAPHIC]  Shareholder Information
----------------------------------------------------------------------------------------------------
Review this section for details on    14  Choosing a Share Class
how shares are valued, how to         15  Pricing of Fund Shares
purchase, sell and exchange shares,   16  Purchasing and Adding to Your Shares
related charges and payments of       19  Selling Your Shares
dividends and distributions.          21  General Policies on Selling Shares
                                      22  Distribution Arrangements/Sales Charges
                                      25  Distribution and Service (12b-1) Fees
                                             and Shareholder Servicing Fees
                                      26  Exchanging Your Shares
                                      27  Dividends, Distributions and Taxes

                          [GRAPHIC]  Other Information About The Fund
----------------------------------------------------------------------------------------------------
                                      29  Financial Highlights

               Description of the Fund -- Objectives, Risk/Return
[GRAPHIC]      and Expenses                                             Overview

The Fund The AmSouth Select Equity Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives, Risk/Return
and Expenses                                                AmSouth Equity Funds

                         The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to Invest   Consider investing in the Fund and other AmSouth Equity
                         Funds if you are:

                              o    seeking a long-term goal such as retirement

                              o looking to add a growth component to your portfolio

                              o willing to accept the risks of investing in the stock markets

                         The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                              o    pursuing a short-term goal or investing
                                   emergency reserves

                              o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives, Risk/Return
and Expenses                                          AmSouth Select Equity Fund

                         Risk/Return Summary

Investment Objective     The Fund seeks long-term growth of capital by investing
                         primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The Fund's investment sub-advisor does not currently intend to purchase convertible securities.

Principal
Investment Strategies    The Fund invests primarily in common stocks of
                         companies with market capitalizations greater than $2 billion at the time of purchase and that possess a dominant market share and have barriers, such as a patent or well-known brand name, that shield their market share and profits from competitors.

                         In managing the Fund's portfolio, the sub-advisor continuously monitors a universe of companies possessing "market power" to look for opportunities to purchase these stocks at reasonable prices. "Market power" is a combination of dominant market share and a barrier that protects that market share. In selecting individual securities, the sub-advisor looks for companies that appear undervalued. The sub-advisor then conducts a fundamental analysis of the stock, the industry and the industry structure. The sub-advisor will then purchase those companies whose market power, in the managers' opinion, is intact. As a result, the sub-advisor may focus on a relatively limited number of stocks (i.e., generally 25 or less). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                         The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal                Your investment in the Fund may be subject to the
Investment Risks         following principal risks:

                         Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                         Investment Style Risk: The possibility that the market segment on which this Fund focuses - undervalued growth stocks - will underperform other kinds of investments or market averages.

                         Non-Diversified Risk: The Fund may invest in a small number of companies which may increase the volatility of the Fund. If the companies in which the Fund invests perform poorly, the Fund could suffer greater losses than if it had been invested in a greater number of companies.

                         The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades). However, the sub-advisor expects that the Fund's annual portfolio turnover rate will average less than 50% each year.

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives, Risk/Return
and Expenses                                          AmSouth Select Equity Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index of common stocks ("S&P 500(R)"). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1),(2)

                                   [CHART]

1999   -10.12%
  00    12.66%
  01     7.45%
2002    -9.12%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 12.53%.

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:     17.30%  12/31/00
          Worst quarter:   -13.07%   9/30/99

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                                                        1      Since Inception
                                                       Year        (9/1/98)
                                                   ---------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                             -14.09%        2.80%
                                                   ---------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)    -14.23%        3.01%
                                                   ---------------------------
Class A Shares Return After Taxes on
Distributions                                         -14.25%        1.96%
                                                   ---------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares                  -8.65%        1.84%
                                                   ---------------------------
S&P 500(R) Index                                      -22.09%       -1.46%
------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) Class A Shares were first offered on 9/1/88. Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.
The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return
and Expenses                                          AmSouth Select Equity Fund

As an investor in the Select Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses     Class A     Class B
(expenses paid by you directly)(1)   Shares      Shares

Maximum Sales Charge
(Load) on Purchases                     5.50%(2)    None
--------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                           None        5.00%(3)
--------------------------------------------------------
Redemption Fee(4)                       2.00%       2.00%

Annual Fund Operating Expenses       Class A     Class B
(fees paid from Fund assets)         Shares      Shares

Management Fee                          0.80%       0.80%
--------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                             None        0.75%
--------------------------------------------------------
Other Expenses(5)                       0.69%       0.69%
--------------------------------------------------------
  Total Fund Operating Expenses(5)      1.49%       2.24%
--------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%. 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.54% for Class A Shares and 0.53% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.34%; and Class B Shares, 2.08%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                          1       3        5       10
                         Year   Years    Years    Years
Class A Shares           $693   $  995   $1,318   $2,232
--------------------------------------------------------
Class B Shares
Assuming redemption      $727   $1,000   $1,400   $2,386
Assuming no redemption   $227   $  700   $1,200   $2,386
--------------------------------------------------------

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6

[GRAPHIC]     Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

->

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held by a U.S.     Market
bank that issues a receipt evidencing ownership.                                             Political
                                                                                             Foreign Investment

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Call Options: A call option gives the buyer the right to buy, and obligates the seller of    Management
the option to sell, a security at a specified price. The Funds will sell only covered call   Liquidity
options.                                                                                     Credit
                                                                                             Market
                                                                                             Leverage

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

Common Stock: Shares of ownership of a company.                                              Market

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and        Political
supranational entities.                                                                      Liquidity
                                                                                             Foreign Investment

Futures and Related Options: A contract providing for the future sale and purchase of a      Management
specified amount of a specified security, class of securities, or an index at a specified    Market Credit
time in the future and at a specified price.                                                 Liquidity
                                                                                             Leverage

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -----------------
Investment Company Securities: Shares of investment companies. A Fund may invest up to       Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to     Market Leverage
buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. A Fund may invest    Liquidity Credit
in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that give the holder   Market
the right to buy a proportionate amount of common stock at a specified price.                Credit

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

->

Additional Investment Strategies and Risks

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

->

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

->

[GRAPHIC]     Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.80% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

The Investment Sub-Advisor

OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Select Equity Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

The table on the following page sets forth the performance data relating to the historical performance of an institutional fund, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "OakBrook Large Cap Fund"), since the date indicated, that has investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund.

Dr. Neil Wright, Ms. Janna Sampson, and Dr. Peter Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the OakBrook Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the OakBrook Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

->

Fund Management

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the OakBrook Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, and reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

The institutional private account was not subject to the same types of expenses to which the Select Equity Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund or an individual investor investing in the Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Select Equity Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                        OakBrook      S&P 500(R)
                     Large Cap Fund    Index(1)
                     --------------   ----------
1993(2)                   2.62%           .30%
1994                      4.39%          1.37%
1994(3)                      -           1.45%
1995                     31.26%         37.43%
1996                     19.34%         23.14%
1997                     37.36%         33.34%
1998(4)                   1.44%          1.11%
Since inception(5)       22.12%         21.90%

(1) The S&P 500(R) Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.
(2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.
(3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.
(4) Total return for the period from January 1, 1998 through January 31, 1998. Returns have not been annualized.
(5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

Portfolio Managers

The Select Equity Fund is managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Select Equity Fund since its inception. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

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12

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              13

[GRAPHIC]     Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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14

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                   Investment     Investment
Class A or Class B
--------------------------------------------------------
Regular                          $1,000         $  0
--------------------------------------------------------
Automatic Investment Plan        $  250         $100
--------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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                                                                              17

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

->

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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                                                                              19

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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20

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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                                                                              21

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                               Sales Charge     Sales Charge
            Your                as a % of        as a % of
         Investment           Offering Price   Your Investment
  Up to $49,999                   5.50%             5.82%
--------------------------------------------------------------
  $50,000 up to $99,999           4.50%             4.71%
--------------------------------------------------------------
  $100,000 up to $249,999         3.50%             3.63%
--------------------------------------------------------------
  $250,000 up to $499,999         2.50%             2.56%
--------------------------------------------------------------
  $500,000 up to $999,999         1.50%             1.52%
--------------------------------------------------------------
  $1,000,000 and above            0.00%             0.00%
--------------------------------------------------------------

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22

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years        CDSC as a % of
    Since         Dollar Amount
   Purchase     Subject to Charge*
     0-1              5.00%
     1-2              4.00%
     2-3              3.00%
     3-4              3.00%
     4-5              2.00%
     5-6              1.00%
  more than 6         None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]     Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

SELECT EQUITY FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                      Investment Activities
                                            ------------------------------------------
                                Net Asset       Net      Net Realized and
                                  Value,    Investment   Unrealized Gains   Total from
                                Beginning     Income       (Losses) from    Investment
                                of Period     (Loss)        Investments     Activities
                                ---------   ----------   ----------------   ----------
Year Ended July 31, 2003         $ 10.98       0.05            0.91            0.96
Year Ended July 31, 2002         $ 11.23       0.02           (0.25)          (0.23)
Year Ended July 31, 2001+        $  8.72       0.01            2.51            2.52
Year Ended July 31, 2000+        $ 11.88       0.07           (2.35)          (2.28)
Period Ended July 31, 1999(a)    $ 10.00       0.04            1.91            1.95

                                          Less Dividends from
                                ---------------------------------------
                                             Net Realized
                                    Net       Gains from                 Net Asset
                                Investment    Investment      Total     Value, End    Total
                                  Income     Transactions   Dividends    of Period   Return#
                                ----------   ------------   ---------   ----------   --------
Year Ended July 31, 2003          (0.05)           --        (0.05)      $ 11.89       8.77%
Year Ended July 31, 2002          (0.02)           --        (0.02)      $ 10.98      (2.01%)
Year Ended July 31, 2001+         (0.01)           --        (0.01)      $ 11.23      28.96%
Year Ended July 31, 2000+         (0.07)        (0.81)       (0.88)      $  8.72     (19.86%)
Period Ended July 31, 1999(a)     (0.06)        (0.01)       (0.07)      $ 11.88      19.44%@

                                          Ratios (to average net assets)/Supplemental Data
                                 ------------------------------------------------------------------
                                                              Expenses                  Net Assets,
                                    Net                       (before       Portfolio     End of
                                 Investment      Net        Reductions/      Turnover     Period
                                   Income     Expenses    Reimbursements)     Rate*       (000's)
                                 ----------   --------    ---------------   ---------   -----------
Year Ended July 31, 2003            0.48%      1.34%           1.49%            8%        $ 7,034
Year Ended July 31, 2002            0.28%      1.46%           1.71%           38%        $ 4,511
Year Ended July 31, 2001+           0.05%      1.71%           2.07%           19%        $ 2,665
Year Ended July 31, 2000+           0.67%      1.44%           1.96%           25%        $ 2,512
Period Ended July 31, 1999(a)       0.43%@     1.13%@@         1.81%@@         10%        $10,258

   #  Excludes sales charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
   @  Not annualized.
  @@  Annualized.
 (a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

Other Information About the Fund                            Financial Highlights

SELECT EQUITY FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                       Investment Activities
                                             ------------------------------------------
                                 Net Asset       Net      Net Realized and
                                   Value,    Investment   Unrealized Gains   Total from
                                 Beginning     Income       (Losses) from    Investment
                                 of Period     (Loss)        Investments     Activities
                                 ---------   ----------   ----------------   ----------
Year Ended July 31, 2003          $ 10.77      (0.02)          0.88             0.86
Year Ended July 31, 2002          $ 11.08      (0.03)         (0.28)           (0.31)
Year Ended July 31, 2001+         $  8.64      (0.08)          2.52             2.44
Year Ended July 31, 2000+         $ 11.83      (0.01)         (2.34)           (2.35)
Period Ended July 31, 1999 (a)    $  9.98       0.02           1.86             1.88

                                           Less Dividends from
                                 ---------------------------------------
                                               Net Realized
                                     Net       Gains from                 Net Asset
                                 Investment    Investment       Total     Value, End    Total
                                   Income     Transactions    Dividends    of Period   Return#
                                 ----------   -------------   ---------   ----------   --------
Year Ended July 31, 2003           (0.02)            --         (0.02)     $ 11.61       7.98%
Year Ended July 31, 2002              --             --            --      $ 10.77      (2.77%)
Year Ended July 31, 2001+             --             --            --      $ 11.08      28.24%
Year Ended July 31, 2000+          (0.03)         (0.81)        (0.84)     $  8.64     (20.47%)
Period Ended July 31, 1999 (a)     (0.02)         (0.01)        (0.03)     $ 11.83      18.83%@

                                         Ratios (to average net assets)/Supplemental Data
                                -------------------------------------------------------------------
                                                             Expenses                   Net Assets,
                                      Net                    (before        Portfolio     End of
                                 Investment       Net       Reductions/     Turnover     Period
                                   Income      Expenses   Reimbursements)     Rate*       (000's)
                                -------------- --------   ---------------   ---------   -----------
Year Ended July 31, 2003           (0.28%)      2.08%           2.24%           8%        $7,758
Year Ended July 31, 2002           (0.45%)      2.19%           2.44%          38%        $4,800
Year Ended July 31, 2001+          (0.75%)      2.44%           2.80%          19%        $1,586
Year Ended July 31, 2000+          (0.08%)      2.21%           2.72%          25%        $  715
Period Ended July 31, 1999 (a)     (0.49%)@@    1.99%@@         2.58%@@        10%        $1,933

   #  Excludes redemption charge.
   + Net investment income (loss) is based on average shares outstanding during the period.
   * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
   @  Not annualized.
  @@  Annualized.
 (a) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH ENHANCED
                   MARKET FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH ENHANCED
                   MARKET FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                          [GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth Enhanced Market Fund
performance, and fees.

                          [GRAPHIC]  Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Practices
strategies and investment practices    9  Investment Risks
and their risks.

                          [GRAPHIC]  Fund Management
----------------------------------------------------------------------------------------------------
Review this section for details on    11  The Investment Advisor
the people and organizations who      11  The Investment Sub-Advisor
provide services to the Fund.         12  Portfolio Managers
                                      13  The Distributor and Administrator

                          [GRAPHIC]  Shareholder Information
----------------------------------------------------------------------------------------------------
Review this section for details on    14  Choosing a Share Class
how shares are valued, how to         15  Pricing of Fund Shares
purchase, sell and exchange shares,   16  Purchasing and Adding to Your Shares
related charges and payments of       19  Selling Your Shares
dividends and distributions.          21  General Policies on Selling Shares
                                      22  Distribution Arrangements/Sales Charges
                                      25  Distribution and Service (12b-1) Fees
                                             and Shareholder Servicing Fees
                                      26  Exchanging Your Shares
                                      27  Dividends, Distributions and Taxes

                          [GRAPHIC]  Other Information About The Fund
----------------------------------------------------------------------------------------------------
                                      29  Financial Highlights

                Description of the Fund -- Objectives, Risk/Return
[GRAPHIC]       and Expenses                                            Overview

The Fund The AmSouth Enhanced Market Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives, Risk/Return
and Expenses                                                AmSouth Equity Funds

                         The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to Invest   Consider investing in the Fund and other AmSouth Equity
                         Funds if you are:

                              o    seeking a long-term goal such as retirement

                              o looking to add a growth component to your portfolio

                              o willing to accept the risks of investing in the stock markets

                         The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                              o    pursuing a short-term goal or investing
                                   emergency reserves

                              o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives, Risk/Return              AmSouth Enhanced
and Expenses                                                         Market Fund

                         Risk/Return Summary

Investment Objective     The Fund seeks to produce long-term growth of capital
                         by investing primarily in a diversified portfolio of common stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock. The Fund's investment sub-advisor does not currently intend to purchase convertible securities.

Principal                The Fund invests in a broadly diversified portfolio of
Investment Strategies    S&P 500(R) stocks, overweighting relative to their S&P
                         weights those that the sub-advisor believes to be undervalued compared to others in the S&P 500(R) The
                         Fund seeks to maintain risk characteristics similar to that of the S&P 500(R) and, normally, invests at least
                         80% of its assets in common stocks drawn from the S&P
                         500(R).

                         The sub-advisor's stock selection process utilizes computer-aided quantitative analysis. The sub-advisor's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P 500(R), the sub-advisor hopes to generate more capital growth than that of the S&P 500(R). The sub-advisor's emphasis on technical analyses can result in significant shifts in portfolio holdings at different times. However, stringent risk controls at the style, industry and individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P 500(R).

                         The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal                Your investment in the Fund may be subject to the
Investment Risks         following principal risks:

                         Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                         Investment Style Risk: The possibility that the market segment on which this Fund focuses - stocks in the S&P 500(R) which are primarily large cap companies - will underperform other kinds of investments or market averages.

                         The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives, Risk/Return              AmSouth Enhanced
and Expenses                                                         Market Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

1999    21.05%
  00    -8.24%
  01   -12.58%
2002   -23.47%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 13.73%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:     14.36%  12/31/99
          Worst quarter:   -18.14%   9/30/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

                                                        1      Since Inception
                                                       Year        (9/1/98)
                                                   -----------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                             -27.68%       -2.37%
                                                   -----------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)    -27.92%       -2.29%
                                                   -----------------------------
Class A Shares Return After Taxes on
Distributions                                         -27.83%       -2.97%
                                                   -----------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares                 -16.99%       -2.00%
                                                   -----------------------------
S&P 500(R) Index                                     -22.09%       -1.46%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) Class A Shares were first offered on 9/1/98. Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.
The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return              AmSouth Enhanced
and Expenses                                                         Market Fund

As an investor in the Enhanced Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses     Class A     Class B
(expenses paid by you directly)(1)   Shares      Shares

Maximum Sales Charge
(Load) on Purchases                     5.50%(2)    None
--------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                           None        5.00%(3)
--------------------------------------------------------
Redemption Fee(4)                       2.00%       2.00%

Annual Fund Operating Expenses       Class A     Class B
(fees paid from Fund assets)         Shares      Shares

Management Fee                          0.45%       0.45%
--------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                             None        0.75%
--------------------------------------------------------
Other Expenses(5)                       0.67%       0.67%
--------------------------------------------------------
  Total Fund Operating Expenses(5)      1.12%       1.87%
--------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.55% for Class A Shares and 0.55% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.00%; and Class B Shares, 1.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                          1       3       5       10
                         Year   Years   Years    Years
Class A Shares           $658   $886    $1,133   $1,838
-------------------------------------------------------
Class B Shares
Assuming redemption      $690   $888    $1,211   $1,995
Assuming no redemption   $190   $588    $1,011   $1,995
-------------------------------------------------------

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6

[GRAPHIC]     Additional Investment Strategies and Risks

The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500(R). The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500(R), corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

->

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held by a U.S.     Market
bank that issues a receipt evidencing ownership.                                             Political
                                                                                             Foreign Investment

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Call Options: A call option gives the buyer the right to buy, and obligates the seller of    Management
the option to sell, a security at a specified price. The Fund will sell only covered call    Liquidity
options.                                                                                     Credit
                                                                                             Market
                                                                                             Leverage

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

Common Stock: Shares of ownership of a company.                                              Market

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and        Political
supranational entities.                                                                      Liquidity
                                                                                             Foreign Investment

Futures and Related Options: A contract providing for the future sale and purchase of a      Management
specified amount of a specified security, class of securities, or an index at a specified    Market
time in the future and at a specified price.                                                 Credit
                                                                                             Liquidity
                                                                                             Leverage

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                                                                               7

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -----------------
Investment Company Securities: Shares of investment companies. A Fund may invest up to 5%    Market
of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at     Market
a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to     Market Leverage
buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. A Fund may invest    Liquidity Credit
in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that give the          Market
holder the right to buy a proportionate amount of common stock at a specified price.         Credit

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

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8

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                               9

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay
- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income
- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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10

[GRAPHIC]     Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.45% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

The Investment Sub-Advisor

OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

The table on the following page sets forth the performance data relating to the historical performance of an institutional fund, the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500(R) Equity Fund (the "Enhanced S&P(R) Fund"), since the date indicated, that has investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Enhanced Market Fund.

Dr. Neil Wright, Ms. Janna Sampson, and Dr. Peter Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P(R) Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

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                                                                              11

Fund Management

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the Enhanced S&P(R) Fund reflect the deduction of an investment advisory fee of 0.50%, and reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

The institutional private account was not subject to the same types of expenses to which the Enhanced Market Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                      Enhanced      S&P 500(R)
                     S&P(R) Fund     Index(1)
                     ------------   ----------
1993(2)                    --           .30%
1994                       --          1.37%
1994(3)                  1.24%         1.45%
1995                    35.49%        37.43%
1996                    25.86%        23.14%
1997                    33.00%        33.34%
1998(4)                  1.10%         1.11%
Since inception(5)      30.47%        30.35%

(1) The S&P 500(R) Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.
(2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.
(3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.
(4) Total return for the period from January 1, 1998 through January 31, 1998. Returns have not been annualized.
(5) Annualized total return for the Enhanced S&P(R) Fund is for the period from December 1, 1994 through January 31, 1998.

Portfolio Managers

The Enhanced Market Fund is managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund since its inception. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

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12

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              13

[GRAPHIC]     Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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14

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                  Investment      Investment
Class A or Class B
--------------------------------------------------------
Regular                          $1,000          $  0
--------------------------------------------------------
Automatic Investment Plan        $  250          $100
--------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
 Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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                                                                              17

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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18

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

1.   See instruction 1 above.

2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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                                                                              19

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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20

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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                                                                              21

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                               Sales Charge     Sales Charge
            Your                 as a % of       as a % of
         Investment           Offering Price   Your Investment
  Up to $49,999                   5.50%             5.82%
--------------------------------------------------------------
  $50,000 up to $99,999           4.50%             4.71%
--------------------------------------------------------------
  $100,000 up to $249,999         3.50%             3.63%
--------------------------------------------------------------
  $250,000 up to $499,999         2.50%             2.56%
--------------------------------------------------------------
  $500,000 up to $999,999         1.50%             1.52%
--------------------------------------------------------------
  $1,000,000 and above            0.00%             0.00%
--------------------------------------------------------------

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22

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

  Years         CDSC as a % of
  Since         Dollar Amount
 Purchase     Subject to Charge*
   0-1              5.00%
   1-2              4.00%
   2-3              3.00%
   3-4              3.00%
   4-5              2.00%
   5-6              1.00%
more than 6         None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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                                                                              23

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.

     o    Returns of excess contributions to retirement plans.

     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:

          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.

          o    Class B Shares

               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

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                                                                              25

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

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26

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

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                                                                              27

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]     Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

ENHANCED MARKET FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                       Investment Activities
                                             -------------------------------------------
                                 Net Asset       Net      Net Realized and
                                   Value,    Investment   Unrealized Gains   Total from
                                 Beginning     Income       (Losses) from    Investment
                                 of Period     (Loss)        Investments     Activities
                                 ---------   ----------   ----------------   -----------
Year Ended July 31, 2003          $  9.16       0.08            0.70            0.78
Year Ended July 31, 2002          $ 12.27       0.04           (2.96)          (2.92)
Year Ended July 31, 2001+         $ 14.64       0.03           (2.15)          (2.12)
Year Ended July 31, 2000          $ 13.86       0.07            1.23            1.30
Period Ended July 31, 1999(a)     $ 10.00       0.09            3.89            3.98

                                          Less Dividends from
                                 -------------------------------------
                                              Net Realized
                                     Net       Gains from                 Net Asset
                                 Investment    Investment      Total     Value, End      Total
                                   Income     Transactions   Dividends    of Period     Return#
                                 ----------   ------------   ---------   ----------     --------
Year Ended July 31, 2003            (0.07)           --        (0.07)     $  9.87         8.54%
Year Ended July 31, 2002            (0.03)        (0.16)       (0.19)     $  9.16       (24.10%)
Year Ended July 31, 2001+           (0.03)        (0.22)       (0.25)     $ 12.27       (14.60%)
Year Ended July 31, 2000            (0.07)        (0.45)       (0.52)     $ 14.64         9.46%
Period Ended July 31, 1999(a)       (0.09)        (0.03)       (0.12)     $ 13.86        39.93%@

                                              Ratios (to average net assets)/Supplemental
                                                                 Data
                                ------------------------------------------------------------------------
                                                                   Expenses                  Net Assets,
                                     Net                           (before       Portfolio     End of
                                 Investment         Net          Reductions/      Turnover     Period
                                   Income        Expenses      Reimbursements)     Rate*       (000's)
                                ------------   -------------   ---------------   ---------   -----------
Year Ended July 31, 2003            0.81%          1.00%           1.12%            27%        $21,431
Year Ended July 31, 2002            0.41%          1.07%           1.19%            34%        $17,473
Year Ended July 31, 2001+           0.26%          1.04%           1.14%            42%        $24,666
Year Ended July 31, 2000            0.48%          1.01%           1.22%            30%        $20,555
Period Ended July 31, 1999(a)       0.79%@@        0.88%@@         1.52%@@          36%        $14,365

  #  Excludes sales charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

Other Information About the Fund                            Financial Highlights

ENHANCED MARKET FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                       Investment Activities
                                             ------------------------------------------
                                 Net Asset       Net      Net Realized and
                                   Value,    Investment   Unrealized Gains   Total from
                                 Beginning     Income       (Losses) from    Investment
                                 of Period     (Loss)        Investments     Activities
                                 ---------   ----------   ----------------   ----------
Year Ended July 31, 2003          $  8.99        0.01            0.69            0.70
Year Ended July 31, 2002          $ 12.11       (0.05)          (2.91)          (2.96)
Year Ended July 31, 2001+         $ 14.55       (0.06)          (2.14)          (2.20)
Year Ended July 31, 2000          $ 13.82       (0.04)           1.22            1.18
Period Ended July 31, 1999(a)     $ 10.30        0.03            3.55            3.58

                                          Less Dividends from
                                ---------------------------------------
                                              Net Realized
                                     Net       Gains from                 Net Asset
                                 Investment    Investment      Total     Value, End      Total
                                   Income     Transactions   Dividends    of Period     Return#
                                 ----------   ------------   ---------   ----------     ---------
Year Ended July 31, 2003            (0.01)           --        (0.01)     $  9.68          7.79%
Year Ended July 31, 2002               --         (0.16)       (0.16)     $  8.99        (24.73%)
Year Ended July 31, 2001+           (0.02)        (0.22)       (0.24)     $ 12.11        (15.28%)
Year Ended July 31, 2000               --         (0.45)       (0.45)     $ 14.55          8.65%
Period Ended July 31, 1999(a)       (0.03)        (0.03)       (0.06)     $ 13.82         34.85%@

                                               Ratios (to average net assets)/Supplemental Data
                                  ---------------------------------------------------------------------------
                                                                        Expenses                  Net Assets,
                                        Net                             (before       Portfolio     End of
                                     Investment           Net         Reductions/      Turnover     Period
                                       Income          Expenses     Reimbursements)     Rate*       (000's)
                                  ----------------  -------------   ---------------   ---------   -----------
Year Ended July 31, 2003                 0.06%          1.75%           1.87%            27%        $  9,566
Year Ended July 31, 2002                (0.34%)         1.82%           1.94%            34%        $  8,644
Year Ended July 31, 2001+               (0.48%)         1.80%           1.89%            42%        $ 13,713
Year Ended July 31, 2000                (0.31%)         1.77%           1.93%            30%        $ 17,095
Period Ended July 31, 1999(a)           (0.12%)@@       1.73%@@         2.28%@@          36%        $  6,132

  #  Excludes redemption charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH LARGE CAP FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                    Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH LARGE CAP FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                     [GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and Expenses
------------------------------------------------------------------------------------------------------------
Carefully review this important                 2  Overview
section, which summarizes the                   3  AmSouth Equity Funds
Fund's investments, risks, past                 4  AmSouth Large Cap Fund
performance, and fees.

                                     [GRAPHIC]  Additional Investment Strategies and Risks
------------------------------------------------------------------------------------------------------------
Review this section for additional              7  Investment Strategies
information on investment                       7  Investment Practices
strategies and investment practices             9  Investment Risks
and their risks.

                                     [GRAPHIC]  Fund Management
------------------------------------------------------------------------------------------------------------
Review this section for details on              11  The Investment Advisor
the people and organizations who                11  Portfolio Manager
provide services to the Fund.                   11  The Distributor and Administrator

                                     [GRAPHIC]  Shareholder Information
------------------------------------------------------------------------------------------------------------
Review this section for details on              12  Choosing a Share Class
how shares are valued, how to                   13  Pricing of Fund Shares
purchase, sell and exchange shares,             14  Purchasing and Adding to Your Shares
related charges and payments of                 17  Selling Your Shares
dividends and distributions.                    19  General Policies on Selling Shares
                                                20  Distribution Arrangements/Sales Charges
                                                23  Distribution and Service (12b-1) Fees
                                                      and Shareholder Servicing Fees
                                                24  Exchanging Your Shares
                                                25  Dividends, Distributions and Taxes

                                     [GRAPHIC]  Other Information About The Fund
------------------------------------------------------------------------------------------------------------
                                                27  Financial Highlights

[GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and
           Expenses                                                     Overview

The Fund The AmSouth Large Cap Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                    AmSouth Equity Funds

                      The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to       Consider investing in the Fund and other AmSouth Equity
Invest                Funds if you are:

                           o     seeking a long-term goal such as retirement

                           o looking to add a growth component to your portfolio

                           o willing to accept the risks of investing in the stock markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                           o pursuing a short-term goal or investing emergency reserves

                           o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                  AmSouth Large Cap Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with long-term capital appreciation.

Principal             The Fund invests primarily in equity securities of large
Investment            U.S. companies with market capitalizations over $1 billion
Strategies            that the Advisor believes have the potential to provide
                      capital appreciation and growth of income.

                      In choosing stocks for the Fund, the Advisor's strategy is to select what are in the Advisor's opinion, well-managed U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. The Advisor seeks to diversify the Fund's portfolio within various industries typically comprising those the Advisor believes to be the classic growth sectors of the U.S. economy: Technology, Consumer Non-Durables, Health Care, Business Equipment and Services, Retail, Capital Goods and Financials. The Fund invests for long term growth rather than short term profits.

                      For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Market Risk: Stocks and other equity securities fluctuate
Investment Risks      in price, often based on factors unrelated to the issuers'
                      value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                      Investment Style Risk: Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically - even if earnings show an absolute increase.

                      The risks and returns of different industries can vary over the long term and short term. Because of this, the Fund's performance could suffer during times when the stocks of growth companies in which it is invested are out of favor.

                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                  AmSouth Large Cap Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

1993     5.60%
  94     1.78%
  95    34.99%
  96    17.63%
  97    35.93%
  98    37.87%
  99    18.85%
  00    -2.22%
  01   -11.29%
2002   -23.27%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 14.23%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:     24.83%  12/31/98
          Worst quarter:   -17.87%   9/30/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                                                             1             5            10
                                                            Year         Years        Years
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                  -27.49%        0.61%        9.11%
                                                           --------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         -27.50%        0.64%        8.72%
                                                           --------------------------------
Class A Shares Return After Taxes on Distributions         -28.11%       -1.20%        7.60%
                                                           --------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                    -16.30%        1.00%        7.72%
                                                           --------------------------------
S&P 500(R) Index                                           -22.09%       -0.58%        9.34%
-------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 8/3/92 to 12/13/98 of the DG Equity Fund and from 12/14/98 to 3/12/00 of the ISG Large Cap Equity Fund, which were open-end investment companies that were predecessor funds to the Large Cap Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares were first offered on 8/3/92. Performance for the Class B Shares, which were first offered on 12/15/98, is based on the historical performance of the Fund's Class A Shares, including the predecessor funds', performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,
                           Risk/Return and Expenses       AmSouth Large Cap Fund

As an investor in the Large Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                               Fees and Expenses

Shareholder Transaction Expenses     Class A     Class B
(expenses paid by you directly)(1)   Shares      Shares

Maximum Sales Charge
(Load) on Purchases                  5.50%(2)      None
-------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                        None         5.00%(3)
-------------------------------------------------------
Redemption Fee(4)                    2.00%        2.00%

Annual Fund Operating Expenses       Class A    Class B
(fees paid from Fund assets)         Shares     Shares

Management Fee                       0.80%        0.80%
-------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                          None         0.75%
-------------------------------------------------------
Other Expenses(5)                    0.59%        0.59%
-------------------------------------------------------
  Total Fund Operating Expenses(5)   1.39%        2.14%
-------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.46% for Class A Shares and 0.46% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.26%; and Class B Shares, 2.01%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment

     o    5% annual return

     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                               1         3          5           10
                             Year      Years      Years       Years

Class A Shares               $ 684     $ 966     $ 1,269     $ 2,127
--------------------------------------------------------------------
Class B Shares
Assuming redemption          $ 717     $ 970     $ 1,349     $ 2,282
Assuming no redemption       $ 217     $ 670     $ 1,149     $ 2,282
--------------------------------------------------------------------

->

[GRAPHIC]    Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held by a U.S.     Market
bank that issues a receipt evidencing ownership.                                             Political
                                                                                             Foreign Investment

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Call Options: A call option gives the buyer the right to buy, and obligates the seller of    Management
the option to sell, a security at a specified price. The Fund will sell only covered call    Liquidity
options.                                                                                     Credit
                                                                                             Market
                                                                                             Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.                      Market
                                                                                             Credit
                                                                                             Liquidity
                                                                                             Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

Common Stock: Shares of ownership of a company.                                              Market

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and        Political
supranational entities.                                                                      Liquidity
                                                                                             Foreign Investment

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -----------------
Investment Company Securities: Shares of investment companies. The Fund may invest up to     Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company
Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. The Fund may         Liquidity Credit
invest in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of       Liquidity Credit
funds.                                                                                       Market

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that give the          Market
holder the right to buy a proportionate amount of common stock at a specified price.         Credit

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

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8

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                               9

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

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10

[GRAPHIC]     Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.75% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

Portfolio Manager

The Large Cap Fund is managed by Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              11

[GRAPHIC]     Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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12

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets - Liabilities
                          --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              13

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular                             $ 1,000           $   0
--------------------------------------------------------------
Automatic Investment Plan           $   250           $ 100
--------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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14

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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16

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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                                                                              17

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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18

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

->

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
  Up to $49,999                    5.50%                5.82%
-----------------------------------------------------------------
  $50,000 up to $99,999            4.50%                4.71%
-----------------------------------------------------------------
  $100,000 up to $249,999          3.50%                3.63%
-----------------------------------------------------------------
  $250,000 up to $499,999          2.50%                2.56%
-----------------------------------------------------------------
  $500,000 up to $999,999          1.50%                1.52%
-----------------------------------------------------------------
  $1,000,000 and above             0.00%                0.00%
-----------------------------------------------------------------

->

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years          CDSC as a % of
   Since          Dollar Amount
  Purchase      Subject to Charge*
    0-1               5.00%
    1-2               4.00%
    2-3               3.00%
    3-4               3.00%
    4-5               2.00%
    5-6               1.00%
more than 6           None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your Shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]     Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

LARGE CAP FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                            Investment Activities
                                                 --------------------------------------------
                                      Net Asset       Net      Net Realized and
                                        Value,    Investment   Unrealized Gains   Total from
                                      Beginning     Income       (Losses) from    Investment
                                      of Period     (Loss)        Investments     Activities
                                      ---------  -----------  -----------------   -----------
Year Ended July 31, 2003               $ 15.45       0.01            1.53            1.54
Year Ended July 31, 2002               $ 21.22      (0.01)          (4.57)          (4.58)
Year Ended July 31, 2001+              $ 28.14      (0.04)          (2.82)          (2.86)
Period Ended July 31, 2000 (a)         $ 28.02      (0.01)           0.14            0.13
Year Ended December 31, 1999+          $ 27.55       0.03            5.07            5.10
Period Ended December 31, 1998 (b)     $ 23.01       0.05            5.79            5.84
Year Ended February 28, 1998           $ 16.68       0.11            6.48            6.59

                                               Less Dividends from
                                     ---------------------------------------
                                                   Net Realized
                                          Net       Gains from                 Net Asset
                                      Investment    Investment      Total     Value, End      Total
                                        Income     Transactions   Dividends    of Period     Return#
                                     -----------   ------------   ---------   ----------   -----------
Year Ended July 31, 2003                (0.02)        (0.63)        (0.65)     $ 16.34        10.45%
Year Ended July 31, 2002                   --         (1.19)        (1.19)     $ 15.45       (22.75%)
Year Ended July 31, 2001+                  --         (4.06)        (4.06)     $ 21.22       (11.72%)
Period Ended July 31, 2000 (a)          (0.01)           --         (0.01)     $ 28.14         0.45%@
Year Ended December 31, 1999+           (0.03)        (4.60)        (4.63)     $ 28.02        18.85%
Period Ended December 31, 1998 (b)      (0.05)        (1.25)        (1.30)     $ 27.55        25.83%@
Year Ended February 28, 1998            (0.11)        (0.15)        (0.26)     $ 23.01        39.74%

                                                    Ratios (to average net assets)/Supplemental Data
                                     --------------------------------------------------------------------------
                                                                          Expenses                  Net Assets,
                                           Net                            (before       Portfolio     End of
                                        Investment          Net         Reductions/      Turnover     Period
                                          Income         Expenses     Reimbursements)     Rate*       (000's)
                                     ----------------  ------------   ---------------   ---------   -----------
Year Ended July 31, 2003                   0.09%           1.26%           1.39%            7%       $  88,989
Year Ended July 31, 2002                  (0.05%)          1.26%           1.37%           11%       $  57,330
Year Ended July 31, 2001+                 (0.16%)          1.25%           1.36%           10%       $  66,813
Period Ended July 31, 2000 (a)            (0.07%)@@        1.14%@@         1.37%@@         10%       $  81,099
Year Ended December 31, 1999+              0.12%           1.04%           1.39%           15%       $  79,211
Period Ended December 31, 1998 (b)         0.21%@@         1.03%@@         1.03%@@          3%       $  57,772
Year Ended February 28, 1998               0.54%           0.99%            (c)             6%       $ 715,631

  #  Excludes sales charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
(c)  There were no fee reductions in this period.

Other Information About the Fund                            Financial Highlights

LARGE CAP FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                           Investment Activities
                                                 ------------------------------------------
                                     Net Asset       Net      Net Realized and
                                       Value,    Investment   Unrealized Gains   Total from
                                     Beginning     Income       (Losses) from    Investment
                                     of Period     (Loss)        Investments     Activities
                                     ---------   ----------   ----------------   ----------
Year Ended July 31, 2003              $ 14.94      (0.09)           1.46            1.37
Year Ended July 31, 2002              $ 20.70      (0.15)          (4.42)          (4.57)
Year Ended July 31, 2001+             $ 27.74      (0.21)          (2.77)          (2.98)
Period Ended July 31, 2000(a)         $ 27.75      (0.13)           0.12           (0.01)
Year Ended December 31, 1999+         $ 27.54      (0.23)           5.04            4.81
Period Ended December 31, 1998(b)     $ 25.98         --            1.56            1.56

                                              Less Dividends from
                                     --------------------------------------
                                                  Net Realized
                                         Net       Gains from                 Net Asset
                                     Investment    Investment      Total     Value, End        Total
                                       Income     Transactions   Dividends    of Period       Return#
                                     ----------  -------------  ----------  ------------ --------------
Year Ended July 31, 2003                --            (0.63)       (0.63)     $ 15.68            9.63%
Year Ended July 31, 2002                --            (1.19)       (1.19)     $ 14.94          (23.31%)
Year Ended July 31, 2001+               --            (4.06)       (4.06)     $ 20.70          (12.40%)
Period Ended July 31, 2000(a)           --               --           --      $ 27.74           (0.04%)@
Year Ended December 31, 1999+           --            (4.60)       (4.60)     $ 27.75           17.78%
Period Ended December 31, 1998(b)       --               --           --      $ 27.54            6.02%@

                                                Ratios (to average net assets)/Supplemental Data
                                     ------------------------------------------------------------------------
                                                                        Expenses                  Net Assets,
                                         Net                            (before       Portfolio     End of
                                      Investment          Net         Reductions/      Turnover     Period
                                        Income         Expenses     Reimbursements)     Rate*       (000's)
                                     --------------  ------------   ---------------   ---------   -----------
Year Ended July 31, 2003                 (0.66%)        2.01%           2.14%              7%       $ 23,334
Year Ended July 31, 2002                 (0.80%)        2.01%           2.12%             11%       $ 21,739
Year Ended July 31, 2001+                (0.91%)        2.00%           2.11%             10%       $ 28,118
Period Ended July 31, 2000(a)            (0.93%)@@      2.00%@@         2.07%@@           10%       $ 24,655
Year Ended December 31, 1999+            (0.79%)        1.98%           2.00%             15%       $ 18,584
Period Ended December 31, 1998(b)         0.23%@@       1.10%@@         2.11%@@            3%       $    100

  #  Excludes redemption charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from December 15, 1998 (commencement of operations) through December 31, 1998.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH CAPITAL GROWTH FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                    Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH CAPITAL GROWTH FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                     [GRAPHIC]    Description of the Fund -- Objectives, Risk/Return and Expenses
-----------------------------------------------------------------------------------------------------------------
Carefully review this important                     2  Overview
section, which summarizes the                       3  AmSouth Equity Funds
Fund's investments, risks, past                     4  AmSouth Capital Growth Fund
performance, and fees.

                                     [GRAPHIC]    Additional Investment Strategies and Risks
-----------------------------------------------------------------------------------------------------------------
Review this section for additional                  7  Investment Strategies
information on investment                           7  Investment Practices
strategies and investment practices                 8  Investment Risks
and their risks.

                                     [GRAPHIC]    Fund Management
-----------------------------------------------------------------------------------------------------------------
Review this section for details on                 11  The Investment Advisor
the people and organizations who                   11  Portfolio Manager
provide services to the Fund.                      11  The Distributor and Administrator

                                      [GRAPHIC]   Shareholder Information
-----------------------------------------------------------------------------------------------------------------
Review this section for details on                 12  Choosing a Share Class
how shares are valued, how to                      13  Pricing of Fund Shares
purchase, sell and exchange shares,                14  Purchasing and Adding to Your Shares
related charges and payments of                    17  Selling Your Shares
dividends and distributions.                       19  General Policies on Selling Shares
                                                   20  Distribution Arrangements/Sales Charges
                                                   23  Distribution and Service (12b-1) Fees
                                                         and Shareholder Servicing Fees
                                                   24  Exchanging Your Shares
                                                   25  Dividends, Distributions and Taxes

                                     [GRAPHIC]    Other Information About The Fund
-----------------------------------------------------------------------------------------------------------------
                                                   27  Financial Highlights

[GRAPHIC]    Description of the Fund -- Objectives, Risk/Return
             and Expenses                                               Overview

The Fund The AmSouth Capital Growth Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                    AmSouth Equity Funds

                      The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to       Consider investing in the Fund and other AmSouth Equity
Invest                Funds if you are:

                           o     seeking a long-term goal such as retirement

                           o looking to add a growth component to your portfolio

                           o willing to accept the risks of investing in the stock markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                           o pursuing a short-term goal or investing emergency reserves

                           o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                             AmSouth Capital Growth Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with capital growth.

Principal             The Fund invests primarily in equity securities of U.S.
Investment            companies with market capitalizations of at least
Strategies            $1 billion that the Advisor believes offer opportunities
                      for capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.

                      In choosing stocks for the Fund, the Advisor first identifies industries that it believes will expand over the next few years or longer. The Advisor then uses fundamental analysis of company financial statements to find large U.S. companies within these industries that offer the prospect of solid earnings growth. The Advisor also may consider other factors in selecting investments for the Fund, including the development of new or improved products or services, opportunities for greater market share, more effective management or other signs that the company will have greater than average earnings growth and capital appreciation.

                      The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                      For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Market Risk: Stocks and other equity securities fluctuate
Investment Risks      in price, often based on factors unrelated to the issuers'
                      value, and such fluctuations can be pronounced. The value of your investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                      Investment Style Risk: The Fund may invest in medium-sized companies which carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

                      Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically - even if earnings show an absolute increase.

                      Non-Diversified Risk: The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                             AmSouth Capital Growth Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R)/Barra Growth Index, a widely recognized, unmanaged index of the stocks in the S&P 500(R) having the lowest price-to-book ratios. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1),(2)

                                   [CHART]

1993      3.48%
  94     -0.42%
  95     30.42%
  96     22.25%
  97     30.79%
  98     32.05%
  99     21.85%
  00     -0.69%
  01    -21.75%
2002    -25.17%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 14.42%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:     22.63%  12/31/98
          Worst quarter:   -21.26%   9/30/01

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->
                                                         1         5       10
                                                       Year      Years    Years

Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                              -29.29%    -2.42%   6.63%
                                                      -------------------------
Class B Shares(3) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)     -29.48%    -2.44%   6.24%
                                                      -------------------------
Class A Shares Return After Taxes on Distributions     -29.29%    -4.42%   5.14%
                                                      -------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                -17.99%    -1.69%   5.61%
                                                      -------------------------
S&P 500(R)/Barra Growth Index                          -20.85%    -0.85%   9.39%
                                                      -------------------------
S&P 500(R) Index(4)                                    -22.09%    -0.58%   9.34%
-------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 4/1/96 to 3/12/00 of the ISG Capital Growth Fund, an open-end investment company that was the predecessor fund to the AmSouth Capital Growth Fund. The ISG Capital Growth Fund, commenced operations on 4/1/96 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the predecessor fund's and commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 4/1/96.
(3) Performance for the Class B Shares, which were first offered on 2/5/98, is based on the historical performance of the Fund's Class A Shares, including the predecessor fund's and commingled accounts' performance (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.
(4) The Fund has changed its benchmark from the S&P 500 to the S&P 500 /Barra Growth Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return and
Expenses                                             AmSouth Capital Growth Fund

As an investor in the Capital Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses      Class A     Class B
(expenses paid by you directly)(1)     Shares      Shares

 Maximum Sales Charge
 (Load) on Purchases                    5.50%(2)    None
---------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                          None         5.00%(3)
---------------------------------------------------------
 Redemption Fee(4)                      2.00%        2.00%

 Annual Fund Operating Expenses       Class A     Class B
 (fees paid from Fund assets)          Shares      Shares
 Management Fee                         0.80%        0.80%
---------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                            None         0.75%
---------------------------------------------------------
 Other Expenses(5)                      0.58%        0.58%
---------------------------------------------------------
  Total Fund Operating Expenses(5)      1.38%        2.13%
---------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.51% for Class A Shares and 0.51% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.31%; and Class B Shares, 2.06%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                               1       3          5          10
                             Year    Years      Years       Years
 Class A Shares             $ 683    $ 963     $ 1,264     $ 2,116
------------------------------------------------------------------
 Class B Shares
 Assuming redemption        $ 716    $ 967     $ 1,344     $ 2,271
 Assuming no redemption     $ 216    $ 667     $ 1,144     $ 2,271
------------------------------------------------------------------

->

[GRAPHIC]     Additional Investment Strategies and Risks

The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P and Fitch are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

If deemed appropriate under the circumstances, the Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. The Fund may hold uninvested cash pending investment.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held by a U.S.     Market
bank that issues a receipt evidencing ownership.                                             Political
                                                                                             Foreign Investment

Asset-Backed Securities: Securities secured by company receivables, home equity loans,       Pre-payment
truck and auto loans, leases, credit card receivables and other securities backed by         Market
other types of receivables or other assets.                                                  Credit
                                                                                             Interest Rate
                                                                                             Regulatory
                                                                                             Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Call Options: A call option gives the buyer the right to buy, and obligates the seller of    Management
the option to sell, a security at a specified price. The Funds will sell only covered call   Liquidity
options.                                                                                     Credit
                                                                                             Market
                                                                                             Leverage

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

Common Stock: Shares of ownership of a company.                                              Market

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and        Political
supranational entities.                                                                      Liquidity
                                                                                             Foreign Investment

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ----------------
Investment Company Securities: Shares of investment companies. A Fund may invest up to       Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. A Fund may invest    Liquidity Credit
in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of       Liquidity Credit
funds.                                                                                       Market

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that give the          Market
holder the right to buy a proportionate amount of common stock at a specified price.         Credit

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

->

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

->

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income - and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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10

[GRAPHIC]     Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.75% of the average daily net assets of the Fund during their fiscal year ended July 31, 2003.

Portfolio Manager

The Capital Growth Fund is managed by John Mark McKenzie. Mr. McKenzie has been involved in investment management since 1981, with portfolio management expertise in both equity and fixed income securities. He co-managed the Government Income Fund from 1999 to 2002 and managed it from 2003 to 2004. Mr. McKenzie was named fund manager of the Capital Growth Fund in 2004. He has been associated with the Trust Investment Department of AmSouth Bank, and banks acquired by AmSouth Bank, since 1984 and joined AAMI in 2003. Mr. McKenzie holds a bachelor's degree in banking and finance from the University of Mississippi, and earned his law degree from the University of Mississippi School of Law. He is a member of the Nashville Society of Financial Analysts and the Mississippi State Bar Association.

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              11

[GRAPHIC]     Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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12

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets - Liabilities
                          --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              13

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
 Class A or Class B
--------------------------------------------------------------
 Regular                             $ 1,000           $   0
--------------------------------------------------------------
 Automatic Investment Plan           $   250           $ 100
--------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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14

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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16

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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                                                                              17

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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18

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts.

     o    retirement plans that cannot implement the redemption fee.

     o    certain wire order redemptions.

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary).

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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                                                                              19

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
  Up to $49,999                     5.50%              5.82%
-----------------------------------------------------------------
  $50,000 up to $99,999             4.50%              4.71%
-----------------------------------------------------------------
  $100,000 up to $249,999           3.50%              3.63%
-----------------------------------------------------------------
  $250,000 up to $499,999           2.50%              2.56%
-----------------------------------------------------------------
  $500,000 up to $999,999           1.50%              1.52%
-----------------------------------------------------------------
  $1,000,000 and above              0.00%              0.00%
-----------------------------------------------------------------

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20

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*

     0-1                5.00%
     1-2                4.00%
     2-3                3.00%
     3-4                3.00%
     4-5                2.00%
     5-6                1.00%
 more than 6            None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number.

     o    The exact name on your account and account number.

     o    Taxpayer identification number (usually your Social Security number).

     o    Dollar value or number of shares to be exchanged.

     o    The name of the Fund from which the exchange is to be made.

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your Shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]     Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

CAPITAL GROWTH FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                        Investment Activities
                                              -------------------------------------------
                                  Net Asset       Net      Net Realized and
                                    Value,    Investment   Unrealized Gains   Total from
                                  Beginning     Income       (Losses) from    Investment
                                  of Period     (Loss)        Investments     Activities
                                 ----------   ----------   ----------------   -----------
Year Ended July 31, 2003           $  7.96       (0.03)            0.82            0.79
Year Ended July 31, 2002           $ 10.86       (0.07)           (2.83)          (2.90)
Year Ended July 31, 2001+          $ 14.97       (0.09)           (2.86)          (2.95)
Period Ended July 31, 2000 (a)     $ 14.37       (0.04)            0.64            0.60
Year Ended December 31, 1999+      $ 14.20       (0.04)            2.97            2.93
Year Ended December 31, 1998       $ 12.80       (0.01)            3.89            3.88

                                           Less Dividends from
                                  --------------------------------------
                                               Net Realized
                                      Net       Gains from                 Net Asset
                                  Investment    Investment      Total     Value, End      Total
                                    Income     Transactions   Dividends    of Period     Return#
                                  ----------   ------------   ---------   ----------   -----------
Year Ended July 31, 2003              --              --           --      $  8.75          9.92%
Year Ended July 31, 2002              --              --           --      $  7.96        (26.70%)
Year Ended July 31, 2001+             --           (1.16)       (1.16)     $ 10.86        (21.27%)
Period Ended July 31, 2000 (a)        --              --           --      $ 14.97          4.18%@
Year Ended December 31, 1999+         --           (2.76)       (2.76)     $ 14.37         21.85%
Year Ended December 31, 1998          --           (2.48)       (2.48)     $ 14.20         32.05%

                                               Ratios (to average net assets)/Supplemental Data
                                  --------------------------------------------------------------------------
                                                                       Expenses                  Net Assets,
                                         Net                           (before       Portfolio     End of
                                      Investment         Net         Reductions/      Turnover     Period
                                        Income        Expenses     Reimbursements)     Rate*       (000's)
                                  ----------------  ------------   ---------------   ---------   -----------
Year Ended July 31, 2003                (0.47%)         1.31%           1.38%          151%       $23,915
Year Ended July 31, 2002                (0.76%)         1.31%           1.37%          115%       $16,457
Year Ended July 31, 2001+               (0.67%)         1.30%           1.36%          100%       $19,574
Period Ended July 31, 2000 (a)          (0.49%)@@       1.32%@@         1.37%@@         91%       $14,137
Year Ended December 31, 1999+           (0.33%)         1.32%           1.33%          178%       $10,310
Year Ended December 31, 1998            (0.19%)         1.28%           1.29%          152%       $ 4,631

  #  Excludes sales charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

Other Information About the Fund                            Financial Highlights

CAPITAL GROWTH FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                           Investment Activities
                                                 -------------------------------------------
                                     Net Asset       Net      Net Realized and
                                       Value,    Investment   Unrealized Gains   Total from
                                     Beginning     Income       (Losses) from    Investment
                                     of Period     (Loss)        Investments     Activities
                                    ----------   ----------   ----------------   -----------
Year Ended July 31, 2003              $  7.56       (0.10)            0.79            0.69
Year Ended July 31, 2002              $ 10.39       (0.27)           (2.56)          (2.83)
Year Ended July 31, 2001+             $ 14.46       (0.17)           (2.74)          (2.91)
Period Ended July 31, 2000(a)         $ 13.93       (0.09)            0.62            0.53
Year Ended December 31, 1999+         $ 13.92       (0.14)            2.91            2.77
Period Ended December 31, 1998(b)     $ 13.10       (0.05)            3.35            3.30

                                              Less Dividends from
                                    ---------------------------------------
                                                  Net Realized
                                         Net       Gains from                 Net Asset
                                     Investment    Investment      Total     Value, End      Total
                                       Income     Transactions   Dividends    of Period     Return#
                                    -----------   ------------   ---------   ----------   -----------
Year Ended July 31, 2003                  --             --           --      $  8.25          9.13%
Year Ended July 31, 2002                  --             --           --      $  7.56        (27.24%)
Year Ended July 31, 2001+                 --          (1.16)       (1.16)     $ 10.39        (21.77%)
Period Ended July 31, 2000(a)             --             --           --      $ 14.46          3.80%@
Year Ended December 31, 1999+             --          (2.76)       (2.76)     $ 13.93         21.11%
Period Ended December 31, 1998(b)         --          (2.48)       (2.48)     $ 13.92         26.86%@

                                                Ratios (to average net assets)/Supplemental Data
                                    ------------------------------------------------------------------------
                                                                       Expenses                  Net Assets,
                                        Net                            (before       Portfolio     End of
                                     Investment          Net         Reductions/      Turnover     Period
                                       Income         Expenses     Reimbursements)     Rate*       (000's)
                                    -------------  -------------   ---------------   ---------   -----------
Year Ended July 31, 2003               (1.21%)           2.06%           2.13%          151%       $ 8,571
Year Ended July 31, 2002               (3.86%)           2.04%           2.12%          115%       $ 8,746
Year Ended July 31, 2001+              (1.35%)           1.96%           2.11%          100%       $ 8,967
Period Ended July 31, 2000(a)          (1.11%)@@         1.96%@@         2.07%@@         91%       $ 8,939
Year Ended December 31, 1999+          (0.93%)           1.92%           1.93%          178%       $ 7,704
Period Ended December 31, 1998(b)      (0.95%)@@         2.04%@@          (c)           152%       $ 2,854

  #  Excludes redemption charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from February 5, 1998 (commencement of operations) through December 31, 1998.
(c)  There was no fee reduction in this period.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH MID CAP FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH MID CAP FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                   [GRAPHIC]   Description of the Fund -- Objectives, Risk/Return and Expenses
--------------------------------------------------------------------------------------------------------------
Carefully review this important                  2  Overview
section, which summarizes the                    3  AmSouth Equity Funds
Fund's investments, risks, past                  4  AmSouth Mid Cap Fund
performance, and fees.

                                   [GRAPHIC]   Additional Investment Strategies and Risks
--------------------------------------------------------------------------------------------------------------
Review this section for additional               7  Investment Strategies
information on investment                        7  Investment Practices
strategies and investment practices              9  Investment Risks
and their risks.

                                   [GRAPHIC]   Fund Management
--------------------------------------------------------------------------------------------------------------
Review this section for details on              11  The Investment Advisor
the people and organizations who                11  The Investment Sub-Advisors
provide services to the Fund.                   11  Portfolio Managers
                                                12  The Distributor and Administrator

                                   [GRAPHIC]   Shareholder Information
--------------------------------------------------------------------------------------------------------------
Review this section for details on              13  Choosing a Share Class
how shares are valued, how to                   14  Pricing of Fund Shares
purchase, sell and exchange shares,             15  Purchasing and Adding to Your Shares
related charges and payments of                 18  Selling Your Shares
dividends and distributions.                    20  General Policies on Selling Shares
                                                21  Distribution Arrangements/Sales Charges
                                                24  Distribution and Service (12b-1) Fees
                                                      and Shareholder Servicing Fees
                                                25  Exchanging Your Shares
                                                26  Dividends, Distributions and Taxes

                                   [GRAPHIC]   Other Information About The Fund
--------------------------------------------------------------------------------------------------------------
                                                28  Financial Highlights

[GRAPHIC]     Description of the Fund -- Objectives, Risk/Return and
              Expenses                                                  Overview

The Fund The AmSouth Mid Cap Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

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2

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                    AmSouth Equity Funds

                      The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to       Consider investing in the Fund and other AmSouth Equity
Invest                Funds if you are:

                           o     seeking a long-term goal such as retirement

                           o looking to add a growth component to your portfolio

                           o willing to accept the risks of investing in the stock markets

                      The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                           o pursuing a short-term goal or investing emergency reserves

                           o uncomfortable with an investment that will fluctuate in value

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                                                                               3

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                    AmSouth Mid Cap Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with capital appreciation.

Principal             The Fund invests in a broadly diversified portfolio of
Investment Strategies S&P MidCap 400(R) Index ("S&P 400(R)") stocks, overweighting relative to their S&P 400(R) weights those that the Fund's investment sub-advisor believes to be undervalued compared to others in the S&P 400(R). The Fund seeks to maintain risk characteristics similar to that of the S&P 400(R) and, normally, invests at least 80% of its assets in common stocks drawn from the S&P 400(R). The market capitalization of companies in the S&P 400(R) currently range between $900 million and $3 billion.

                      The sub-advisor's stock selection process utilizes computer-aided quantitative analysis. The sub-advisor's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P
                      400(R), the sub-advisor hopes to generate more capital growth than that of the S&P 400(R). The sub-advisor's emphasis on technical analyses can result in significant shifts in portfolio holdings at different times. However, stringent risk controls at the style, industry and individual stock levels are intended to help the Fund maintain risk characteristics similar to those of the S&P 400(R).

                      For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal Investment  Market Risk: The possibility that the Fund's stock
Risks holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                      Investment Style Risk: The Fund invests in mid-cap companies which carry additional risks. These companies typically have less predictable earnings than larger companies and their securities trade less frequently and in more limited volume than those of larger, more established companies. As a result, mid-cap stocks and thus the Fund's shares may fluctuate more in value than larger-cap stocks and funds that focus on them.

                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

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4

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                    AmSouth Mid Cap Fund

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P 400(R), a widely recognized, unmanaged index of 400 domestic stocks. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-by-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

2000    -14.95%
  01    -23.07%
2002    -19.73%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 17.89%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:     12.98%   3/31/00
          Worst quarter:   -21.79%   9/30/01

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->
                                                         1       Since Inception
                                                        Year        (5/4/99)
                                                       -------------------------
 Class A Shares(2) Return Before Taxes
 (with 5.50% sales charge)                              -24.15%       -4.03%
                                                       -------------------------
 Class B Shares(2) Return Before Taxes
 (with applicable Contingent Deferred Sales Charge)     -24.29%       -4.14%
                                                       -------------------------
 Class A Shares Return After Taxes on Distributions     -24.15%       -4.03%
                                                       -------------------------
 Class A Shares Return After Taxes on Distributions
 and Sale of Fund Shares                                -14.83%       -3.19%
                                                       -------------------------
 S&P MidCap 400(R) Index                                -14.51%        3.20%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 5/4/99 to 3/12/00 of the ISG Mid-Cap Fund, an open-end investment company that was the predecessor fund to the Mid-Cap Fund. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were both first offered on 5/4/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                    AmSouth Mid Cap Fund

As an investor in the Mid Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses       Class A    Class B
(expenses paid by you directly)(1)     Shares     Shares

Maximum Sales Charge
(Load) on Purchases                    5.50%(2)    None
--------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                          None        5.00%(3)
--------------------------------------------------------
Redemption Fee(4)                      2.00%       2.00%

Annual Fund Operating Expenses        Class A     Class B
(fees paid from Fund assets)          Shares      Shares
Management Fee                         1.00%       1.00%
--------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                            None        0.75%
--------------------------------------------------------
Other Expenses(5)                      0.65%       0.65%
--------------------------------------------------------
  Total Fund Operating Expenses(5)     1.65%       2.40%
--------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.15% for Class A Shares and 0.15% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.15%; and Class B Shares, 1.90%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                              1         3           5           10
                            Year      Years       Years       Years
 Class A Shares             $709     $1,042      $1,398      $2,397
--------------------------------------------------------------------
 Class B Shares
 Assuming redemption        $ 743    $ 1,048     $ 1,480     $ 2,550
 Assuming no redemption     $ 243    $   748     $ 1,280     $ 2,550
--------------------------------------------------------------------

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6

[GRAPHIC]     Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities drawn from the S&P 400. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Companies that no longer meet this definition after purchase continue to be considered to meet the definition for purposes of the 80% policy. The sub-advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held by a U.S.     Market
bank that issues a receipt evidencing ownership.                                             Political
                                                                                             Foreign Investment

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Call Options: A call option gives the buyer the right to buy, and obligates the seller of    Management
the option to sell, a security at a specified price. The Fund will sell only covered call    Liquidity
options.                                                                                     Credit
                                                                                             Market
                                                                                             Leverage

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

Common Stock: Shares of ownership of a company.                                              Market

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and        Political
supranational entities.                                                                      Liquidity
                                                                                             Foreign Investment

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                                                                               7

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -----------------
Investment Company Securities: Shares of investment companies. The Fund may invest up to     Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. The Fund may         Liquidity Credit
invest in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of       Liquidity Credit
funds.                                                                                       Market

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that give the          Market
holder the right to buy a proportionate amount of common stock at a specified price.         Credit

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

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8

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                               9

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

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10

[GRAPHIC]     Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub- advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.61% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

The Investment Sub-Advisor

OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Mid Cap Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, OakBrook manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

Portfolio Managers

The Mid Cap Fund is managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

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                                                                              11

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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12

[GRAPHIC]     Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              13

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets - Liabilities
                          --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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14

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment

 Class A or Class B
--------------------------------------------------------------
 Regular                            $ 1,000            $   0
--------------------------------------------------------------
 Automatic Investment Plan          $   250            $ 100
--------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              17

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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18

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              19

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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20

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                           Sales Charge     Sales Charge
          Your               as a % of        as a % of
       Investment         Offering Price   Your Investment
Up to $49,999                 5.50%              5.82%
----------------------------------------------------------
$50,000 up to $99,999         4.50%              4.71%
----------------------------------------------------------
$100,000 up to $249,999       3.50%              3.63%
----------------------------------------------------------
$250,000 up to $499,999       2.50%              2.56%
----------------------------------------------------------
$500,000 up to $999,999       1.50%              1.52%
----------------------------------------------------------
$1,000,000 and above          0.00%              0.00%
----------------------------------------------------------

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                                                                              21

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years          CDSC as a % of
   Since          Dollar Amount
  Purchase      Subject to Charge*
    0-1               5.00%
    1-2               4.00%
    2-3               3.00%
    3-4               3.00%
    4-5               2.00%
    5-6               1.00%
more than 6           None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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22

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

MID CAP FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                         Investment Activities
                                              ----------------------------------------------
                                  Net Asset        Net       Net Realized and
                                    Value,     Investment    Unrealized Gains    Total from
                                  Beginning      Income        (Losses) from     Investment
                                  of Period      (Loss)         Investments      Activities
                                 -----------  ------------  ------------------  ------------
Year Ended July 31, 2003           $  9.39        0.01             1.03             1.04
Year Ended July 31, 2002           $ 12.06       (0.16)           (2.51)           (2.67)
Year Ended July 31, 2001+          $ 16.67       (0.17)           (4.44)           (4.61)
Period Ended July 31, 2000(a)+     $ 17.33       (0.13)           (0.53)           (0.66)
Period Ended December 31,
  1999(b)+                         $ 10.00       (0.14)            7.47             7.33

                                           Less Dividends from
                                 -----------------------------------------
                                                Net Realized
                                      Net        Gains from                   Net Asset
                                  Investment     Investment       Total      Value, End      Total
                                    Income      Transactions    Dividends     of Period     Return#
                                 ------------  --------------  -----------  ------------  -----------
Year Ended July 31, 2003            (0.01)         --             (0.01)      $ 10.42       11.08%
Year Ended July 31, 2002               --          --                --       $  9.39      (22.14%)
Year Ended July 31, 2001+              --          --                --       $ 12.06      (27.65%)
Period Ended July 31, 2000(a)+         --          --                --       $ 16.67       (3.81%)@
Period Ended December 31,
  1999(b)+                             --          --                --       $ 17.33       73.30%@

                                             Ratios (to average net assets)/Supplemental Data
                                 --------------------------------------------------------------------------
                                                                    Expenses                    Net Assets,
                                     Net                            (before        Portfolio      End of
                                  Investment         Net          Reductions/       Turnover      Period
                                    Income        Expenses      Reimbursements)      Rate*        (000's)
                                 ------------  --------------  -----------------  -----------  ------------
Year Ended July 31, 2003            0.08%           1.15%            1.65%             59%       $  9,085
Year Ended July 31, 2002           (1.31%)          1.66%            1.83%            221%       $  8,234
Year Ended July 31, 2001+          (1.17%)          1.57%            1.65%            120%       $ 12,546
Period Ended July 31, 2000(a)+     (1.27%)@@        1.62%@@          1.65%@@           39%       $ 11,536
Period Ended December 31,
 1999(b)+                          (1.62%)@@        2.28%@           2.29%@@           20%       $  2,357

 #  Excludes sales charge.
 + Net investment income (loss) is based on average shares outstanding during the period.
 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 @  Not annualized.
@@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

MID CAP FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                         Investment Activities
                                              ----------------------------------------------
                                  Net Asset        Net       Net Realized and
                                    Value,     Investment    Unrealized Gains    Total from
                                  Beginning      Income        (Losses) from     Investment
                                  of Period      (Loss)         Investments      Activities
                                   -----------  ------------  ------------------  ------------
Year Ended July 31, 2003           $  9.13        (0.07)            1.01             0.94
Year Ended July 31, 2002           $ 11.83        (0.25)           (2.45)           (2.70)
Year Ended July 31, 2001+          $ 16.52        (0.27)           (4.42)           (4.69)
Period Ended July 31, 2000(a)+     $ 17.28        (0.20)           (0.56)           (0.76)
Period Ended December 31,
  1999(b)+                         $ 10.00        (0.19)            7.47             7.28

                                           Less Dividends from
                                 -----------------------------------------
                                                Net Realized
                                      Net        Gains from                   Net Asset
                                  Investment     Investment       Total      Value, End      Total
                                    Income      Transactions    Dividends     of Period     Return#
                                 ------------  --------------  -----------  ------------  -----------
Year Ended July 31, 2003             --              --            --         $ 10.07        10.30%
Year Ended July 31, 2002             --              --            --         $  9.13       (22.82%)
Year Ended July 31, 2001+            --              --            --         $ 11.83       (28.29%)
Period Ended July 31, 2000(a)+       --              --            --         $ 16.52        (4.40%)@
Period Ended December 31,
  1999(b)+                           --              --            --         $ 17.28        72.80%@

                                              Ratios (to average net assets)/Supplemental Data
                                 -------------------------------------------------------------------------
                                                                     Expenses                  Net Assets,
                                      Net                            (before       Portfolio     End of
                                   Investment          Net         Reductions/      Turnover     Period
                                     Income         Expenses     Reimbursements)     Rate*       (000's)
                                 --------------  -------------  ----------------  ----------- ------------
Year Ended July 31, 2003            (0.68%)          1.90%           2.40%             59%      $  6,525
Year Ended July 31, 2002            (2.07%)          2.41%           2.58%            221%      $  7,066
Year Ended July 31, 2001+           (1.91%)          2.32%           2.41%            120%      $ 11,323
Period Ended July 31, 2000(a)+      (2.00%)@@        2.33%@@         2.37%@@           39%      $ 12,912
Period Ended December 31,
  1999(b)+                          (2.17%)@@        2.86%@@         2.86%@@           20%      $  2,177

  #  Excludes redemption charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from May 4, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                            AmSouth Funds
                            3435 Stelzer Road
                            Columbus, Ohio 43219
                            Telephone: 1-800-451-8382
                            Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH SMALL CAP FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]  AMSOUTH FUNDS
           AMSOUTH SMALL CAP FUND
           PROSPECTUS

[GRAPHIC]     CLASS A SHARES
              CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                          [GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth Small Cap Fund
performance, and fees.

                          [GRAPHIC]  Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              7  Investment Practices
strategies and investment practices    8  Investment Risks
and their risks.

                          [GRAPHIC]  Fund Management
----------------------------------------------------------------------------------------------------
Review this section for details on    11  The Investment Advisor
the people and organizations who      11  The Investment Sub-Advisor
provide services to the Fund.         14  Portfolio Manager
                                      15  The Distributor and Administrator

                          [GRAPHIC]  Shareholder Information
----------------------------------------------------------------------------------------------------
Review this section for details on    16  Choosing a Share Class
how shares are valued, how to         17  Pricing of Fund Shares
purchase, sell and exchange shares,   18  Purchasing and Adding to Your Shares
related charges and payments of       21  Selling Your Shares
dividends and distributions.          23  General Policies on Selling Shares
                                      24  Distribution Arrangements/Sales Charges
                                      27  Distribution and Service (12b-1) Fees
                                            and Shareholder Servicing Fees
                                      28  Exchanging Your Shares
                                      29  Dividends, Distributions and Taxes

                          [GRAPHIC]  Other Information About The Fund
----------------------------------------------------------------------------------------------------
                                      31  Financial Highlights

[GRAPHIC]   Description of the Fund -- Objectives,
            Risk/Return and Expenses                                    Overview

The Fund The AmSouth Small Cap Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                    AmSouth Equity Funds

                         The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to Invest   Consider investing in the Fund and other AmSouth Equity
                         Funds if you are:

                              o    seeking a long-term goal such as retirement

                              o looking to add a growth component to your portfolio

                              o willing to accept the risks of investing in the stock markets

                         The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                              o    pursuing a short-term goal or investing
                                   emergency reserves

                              o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                  AmSouth Small Cap Fund

                         Risk/Return Summary

Investment Objective     The Fund seeks capital appreciation by investing
                         primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. Any current income generated from these securities is incidental.

Principal                The Fund invests primarily in common stocks of
Investment Strategies    companies with market capitalizations at the time of
                         purchase in the range of companies in the Russell 2000
                         Growth Index (currently between $50 million and $2 billion).

                         In managing the Fund's portfolio, the Fund's investment sub-advisor seeks smaller companies with above-average growth potential. Factors the sub-advisor typically considers in selecting individual securities include positive changes in earnings estimates for future growth, higher than market average profitability, a strategic position in a specialized market, earnings growth consistently above market, and fundamental value. The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal Investment     Your investment in the Fund may be subject to the
Risks                    following principal risks:

                         Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                         Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

                         Investment Style Risk: The possibility that the market segment on which this Fund focuses - small company growth stocks - will underperform other kinds of investments or market averages.

                         The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                  AmSouth Small Cap Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares and Class B Shares over time to that of the Russell 2000 Growth Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

1999    15.97%
  00    18.68%
  01   -27.81%
2002   -26.75%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 21.27%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:     27.37%  12/31/99
          Worst quarter:   -20.17%   9/30/01

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

                                                             1         Since Inception
                                                            Year          (3/2/98)
                                                        ------------------------------
 Class A Shares(2) Return Before Taxes
 (with 5.50% sales charge)                                  -30.79%        -8.60%
                                                        ------------------------------
 Class B Shares(2) Return Before Taxes
 (with applicable Contingent Deferred Sales Charge)         -30.93%        -8.57%
                                                        ------------------------------
 Class A Shares Return After Taxes on Distributions         -30.79%        -9.26%
                                                        ------------------------------
 Class A Shares Return After Taxes on Distributions
 and Sale of Fund Shares                                    -18.90%        -6.70%
                                                        ------------------------------
 Russell 2000 Growth Index                                  -30.26%        -8.14%
--------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2)  Class A Shares and Class B Shares were both first offered on 3/2/98.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return and    AmSouth Small Cap Fund
Expenses

As an investor in the Small Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses             Class A     Class B
(expenses paid by you directly)(1)           Shares       Shares
Maximum Sales Charge
(Load) on Purchases                            5.50%(2)     None
-----------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                   None        5.00%(3)
-----------------------------------------------------------------
Redemption Fee(4)                              2.00%        2.00%

Annual Fund Operating Expenses                 Class A   Class B
(fees paid from Fund assets)                   Shares     Shares
Management Fee                                  1.20%       1.20%
-----------------------------------------------------------------
Distribution and/or Service (12b-1) Fee         None        0.75%
-----------------------------------------------------------------
Other Expenses(5)                               0.58%       0.58%
-----------------------------------------------------------------
  Total Fund Operating Expenses(5)              1.78%       2.53%

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.40% for Class A Shares and 0.40% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.60%; and Class B Shares, 2.35%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                           1       3        5       10
                         Year    Years    Years    Years
Class A Shares           $ 721  $ 1,079  $ 1,461  $ 2,529
---------------------------------------------------------
Class B Shares
Assuming redemption      $ 756  $ 1,088  $ 1,545  $ 2,682
Assuming no redemption   $ 256  $   788  $ 1,345  $ 2,682
---------------------------------------------------------

->

[GRAPHIC]  Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000 Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

->

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held by a U.S.     Market
bank that issues a receipt evidencing ownership.                                             Political
                                                                                             Foreign Investment

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations   Credit
and other entities. Maturities generally vary from a few days to nine months.                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Common Stock: Shares of ownership of a company.                                              Market

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and        Political
supranational entities.                                                                      Liquidity
                                                                                             Foreign Investment

Investment Company Securities: Shares of investment companies. A Fund may invest up to       Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   --------------
Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market
return the security to the seller at an agreed upon price on an agreed upon date. This is    Leverage
treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to     Market
buy the security back at an agreed upon price on an agreed upon date. This is treated as a   Leverage
borrowing by a Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market
the Fund will receive cash, other securities, and/or letters of credit. A Fund may invest    Leverage
in securities of investment companies that are exempt from registration under the            Liquidity
Investment Company Act and invest exclusively in money market instruments.                   Credit

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Warrants: Securities, typically issued with preferred stock or bonds, that give the          Market
holder the right to buy a proportionate amount of common stock at a specified price.         Credit

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury,

->

Additional Investment Strategies and Risks

such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

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                                                                               9

Additional Investment Strategies and Risks

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

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10

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 1.10% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

The Investment Sub-Advisor

Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objectives, policies and restrictions.

Sawgrass is 27.5% owned by AmSouth Bank and 72.5% owned by Sawgrass Asset Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, FL 32250.

The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's

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                                                                              11

Fund Management

institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable. The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                   Sawgrass Small Cap  Russell 2000(R)
Year                    Composite      Growth Index(1)
----------------   ------------------  ---------------
1988                      11.73%           20.37%
1989                      12.64%           20.17%
1990                     -13.35%          -17.41%
1991                      56.66%           51.19%
1992                      21.94%            7.77%
1993                      20.99%           13.36%
1994                       0.99%           -2.43%
1995                      37.79%           31.04%
1996                      11.72%           11.43%
1997                      13.49%           12.86%
Last 5 Years(2)           16.38%           12.76%
Last 10 Years(2)          16.09%           13.50%

(1) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.
(2) Through December 31, 1997.

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12

Fund Management

Prior Performance of Retail Shares and Class B Shares of the Emerald Small Capitalization Fund

The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(R) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(R) Growth Index were:

                                                    Emerald Small
                                                    Capitalization   Russell 2000(R)
                                                        Fund(1)      Growth Index(2)
                                                    ---------------  ---------------
RETAIL SHARES
 (absent imposition of sales charges)
 One Year                                               12.62%           12.86%
 Three Years                                            18.39%           18.12%
 Since Inception                                        12.41%           12.55%
RETAIL SHARES
 (absent imposition of the Emerald Small
 Capitalization Fund's maximum sales charge)
 One Year                                                7.55%           12.86%
 Three Years                                            16.58%           18.12%
 Since Inception                                        10.17%           12.55%

                                                     Emerald Small
                                                    Capitalization   Russell 2000(R)
                                                         Fund(1)     Growth Index(2)
                                                    ---------------  ---------------
CLASS B SHARES
 (absent imposition of sales charges)
 One Year                                                8.02%           12.86%
 Since Inception                                        18.26%           13.89%
CLASS B SHARES
 (assuming imposition of the Emerald Small
 Capitalization Fund's maximum contingent deferred
 sales charge)
 One Year                                                4.99%           12.86%
 Since Inception                                        15.87%           13.89%

(1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.
(2) The Russell 2000(R) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares (the shares most similar to the Class A Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares (the shares most similar to the Class B Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

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                                                                              13

Fund Management

         Historical Performance is Not Indicative of Future Performance

The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

Portfolio Manager

Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1997, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association for Investment Management and Research. He has 20 years of investment experience.

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14

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              15

[GRAPHIC]  Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund -- Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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16

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           ---------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              17

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular                             $ 1,000           $   0
--------------------------------------------------------------
Automatic Investment Plan           $   250           $ 100
--------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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18

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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                                                                              19

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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20

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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                                                                              21

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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22

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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                                                                              23

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                             Sales Charge     Sales Charge
            Your               as a % of        as a % of
         Investment         Offering Price   Your Investment
  Up to $49,999                 5.50%            5.82%
------------------------------------------------------------
  $50,000 up to $99,999         4.50%            4.71%
------------------------------------------------------------
  $100,000 up to $249,999       3.50%            3.63%
------------------------------------------------------------
  $250,000 up to $499,999       2.50%            2.56%
------------------------------------------------------------
  $500,000 up to $999,999       1.50%            1.52%
------------------------------------------------------------
  $1,000,000 and above          0.00%            0.00%
------------------------------------------------------------

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24

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years        CDSC as a % of
   Since        Dollar Amount
  Purchase    Subject to Charge*
    0-1              5.00%
    1-2              4.00%
    2-3              3.00%
    3-4              3.00%
    4-5              2.00%
    5-6              1.00%
more than 6          None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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                                                                              25

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same Fund during a calendar year.

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28

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

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30

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

SMALL CAP FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                    Investment Activities                        Less Dividends from
                                         --------------------------------------------  ---------------------------------------
                             Net Asset        Net      Net Realized and                              Net Realized
                               Value,     Investment   Unrealized Gains   Total from        Net       Gains from
                             Beginning      Income       (Losses) from    Investment    Investment    Investment      Total
                             of Period      (Loss)        Investments     Activities      Income     Transactions   Dividends
                            -----------  ------------  ----------------  ------------  ------------  ------------  -----------
Year Ended July 31, 2003      $  7.13       (0.07)            0.16           0.09           --             --            --
Year Ended July 31, 2002      $ 10.12       (0.11)           (2.88)         (2.99)          --             --            --
Year Ended July 31, 2001+     $ 12.52       (0.14)           (1.05)         (1.19)          --          (1.21)        (1.21)
Year Ended July 31, 2000      $  8.40       (0.08)            4.20           4.12           --             --            --
Year Ended July 31, 1999      $  9.14       (0.10)           (0.64)         (0.74)          --             --            --

                                                         Ratios (to average net assets)/Supplemental Data
                                                    -------------------------------------------------------------
                                                                              Expenses                Net Assets,
                              Net Asset                 Net                   (before      Portfolio    End of
                             Value, End    Total    Investment     Net      Reductions/     Turnover    Period
                              of Period   Return#     Income    Expenses  Reimbursements)    Rate*      (000's)
                             ----------  ---------  ----------  --------  ---------------  ---------  -----------
Year Ended July 31, 2003      $  7.22       1.26%     (1.25%)     1.60%        1.78%         221%      $ 5,929
Year Ended July 31, 2002      $  7.13     (29.55%)    (1.25%)     1.61%        1.77%         227%      $ 5,114
Year Ended July 31, 2001+     $ 10.12     (10.33%)    (1.22%)     1.61%        1.77%         220%      $ 8,346
Year Ended July 31, 2000      $ 12.52      49.05%     (1.11%)     1.53%        1.85%         318%      $ 8,408
Year Ended July 31, 1999      $  8.40      (8.10%)    (1.07%)     1.66%        2.68%         208%      $ 1,073

#  Excludes sales charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

SMALL CAP FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                        Less Dividends from
                                         ------------------------------------------  -------------------------------------
                             Net Asset       Net     Net Realized and                              Net Realized
                               Value,    Investment  Unrealized Gains   Total from        Net       Gains from
                             Beginning     Income      (Losses) from    Investment    Investment    Investment     Total
                             of Period     (Loss)       Investments     Activities      Income     Transactions  Dividends
                             ---------   ----------  ----------------   ----------    ----------   ------------  ---------
Year Ended July 31, 2003      $  6.89      (0.12)            0.15           0.03          --              --          --
Year Ended July 31, 2002      $  9.85      (0.17)          (2.79)          (2.96)         --              --          --
Year Ended July 31, 2001+     $ 12.31      (0.22)          (1.03)          (1.25)         --           (1.21)      (1.21)
Year Ended July 31, 2000      $  8.31      (0.14)            4.14           4.00          --              --          --
Year Ended July 31, 1999      $  9.11      (0.14)          (0.66)          (0.80)         --              --          --

                                                                Ratios (to average net assets)/Supplemental Data
                                                       ------------------------------------------------------------------
                                                                                    Expenses                  Net Assets,
                              Net Asset                     Net                     (before       Portfolio     End of
                             Value, End      Total      Investment      Net       Reductions/      Turnover     Period
                              of Period     Return#       Income     Expenses   Reimbursements)     Rate*       (000's)
                            ------------ ------------- ------------ ---------- ----------------- ----------- ------------
Year Ended July 31, 2003      $  6.92          0.44%       (2.01%)      2.35%         2.53%          221%       $ 1,987
Year Ended July 31, 2002      $  6.89        (30.05%)      (2.01%)      2.36%         2.52%          227%       $ 2,014
Year Ended July 31, 2001+     $  9.85        (11.03%)      (1.97%)      2.36%         2.52%          220%       $ 2,975
Year Ended July 31, 2000      $ 12.31         48.13%       (1.99%)      2.39%         2.59%          318%       $ 2,619
Year Ended July 31, 1999      $  8.31         (8.78%)      (1.83%)      2.41%         3.42%          208%       $   929

#  Excludes redemption charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

  3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH INTERNATIONAL
                   EQUITY FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH INTERNATIONAL
                   EQUITY FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                           [GRAPHIC]   Description of the Fund -- Objectives, Risk/Return and Expenses
-----------------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Equity Funds
Fund's investments, risks, past        4  AmSouth International Equity Fund
performance, and fees.

                          [GRAPHIC]  Additional Investment Strategies and Risks
-----------------------------------------------------------------------------------------------------------
Review this section for additional     7  Investment Strategies
information on investment              8  Investment Practices
strategies and investment practices   10  Investment Risks
and their risks.

                          [GRAPHIC]  Fund Management
-----------------------------------------------------------------------------------------------------------
Review this section for details on    12  The Investment Advisor
the people and organizations who      12  The Investment Sub-Advisor
provide services to the Fund.         12  Portfolio Manager
                                      13  The Distributor and Administrator

                          [GRAPHIC]  Shareholder Information
-----------------------------------------------------------------------------------------------------------
Review this section for details on    14  Choosing a Share Class
how shares are valued, how to         15  Pricing of Fund Shares
purchase, sell and exchange shares,   16  Purchasing and Adding to Your Shares
related charges and payments of       19  Selling Your Shares
dividends and distributions.          21  General Policies on Selling Shares
                                      22  Distribution Arrangements/Sales Charges
                                      25  Distribution and Service (12b-1) Fees
                                            and Shareholder Servicing Fees
                                      26  Exchanging Your Shares
                                      27  Dividends, Distributions and Taxes

                          [GRAPHIC]  Other Information About The Fund
-----------------------------------------------------------------------------------------------------------
                                      29  Financial Highlights

[GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and
           Expenses                                                     Overview

The Fund The AmSouth International Equity Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

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2

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                    AmSouth Equity Funds

                         The Fund is one of eight AmSouth Equity Funds. The AmSouth Equity Funds seek capital appreciation and invest primarily in equity securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

Who May Want to Invest   Consider investing in the Fund and other AmSouth Equity
                         Funds if you are:

                              o    seeking a long-term goal such as retirement

                              o looking to add a growth component to your portfolio

                              o willing to accept the risks of investing in the stock markets

                         The Fund and other AmSouth Equity Funds may not be appropriate if you are:

                              o    pursuing a short-term goal or investing
                                   emergency reserves

                              o uncomfortable with an investment that will fluctuate in value

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                                                                               3

Description of the Fund -- Objectives, Risk/Return and     AmSouth International
Expenses                                                             Equity Fund

                         Risk/Return Summary

Investment Objective     The Fund seeks to provide investors with capital
                         appreciation.

Principal                The Fund seeks to achieve its objective by investing in
Investment Strategies    the stocks of large non-U.S. companies that the Fund's
                         investment sub-advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the sub-advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry.
                         The criteria the sub-advisor uses for assessing value are subject to change from time to time.

                         The sub-advisor believes that equity investing should involve a long-term view and a focus on asset class selection, not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. Generally, the sub-advisor structures a portfolio by: 1) starting with a universe of securities, 2) creating a sub-set of companies meeting the sub-advisor's investment guidelines, 3) excluding certain companies after analyzing various factors and
                         4) purchasing stocks so the portfolio is generally market capitalization weighted within countries.

                         The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                         The Fund invests in the stocks of large companies in countries with developed markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Fund's assets are invested in such companies in any one country. The Fund seeks to invest in companies having at least $800 million of market capitalization, and to purchase securities on a market capitalization weighted basis within each applicable country. The sub-advisor may reset such floor from time to time to reflect changing market conditions. The sub-advisor, using its best judgment, will seek to set country weights based on the relative market capitalization of companies within each country. As a result, the weighting of certain countries in the Fund may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

                         For a more complete description of the various securities in which a Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal                Market Risk: The Fund's performance will be influenced
Investment Risks         by political, social and economic factors affecting
                         companies in foreign countries. The securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                         Foreign Investment Risk: Foreign securities include special risks such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested. The Fund generally does not hedge foreign currency risk.

                         Non-Diversified Risk: The Fund is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                         The Fund may trade securities to implement its strategy, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

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4

Description of the Fund -- Objectives, Risk/Return and     AmSouth International
Expenses                                                             Equity Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares over time to that of Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

1998     9.48%
  99    26.77%
  00   -11.50%
  01   -24.31%
2002   -14.95%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 28.63%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:     18.79%  12/31/98
          Worst quarter:   -20.23%   9/30/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                                                             1          5     Since Inception
                                                           Year       Years     (8/15/97)(3)
                                                        -------------------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                  -19.63%    -5.66%       -5.82%
                                                        -------------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         -19.54%    -5.71%       -5.76%
                                                        -------------------------------------
Class A Shares Return After Taxes on Distributions         -19.66%    -5.93%       -6.07%
                                                        -------------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                    -12.05%    -4.43%       -4.54%
                                                        -------------------------------------
EAFE Index                                                 -15.66%    -2.61%       -4.26%
---------------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 8/15/97 to 12/13/98 of the DG International Equity Fund and from 12/14/98 to 3/12/00 of the ISG International Equity Fund, which were open-end investment companies that were the predecessor funds to the International Equity Fund. The predecessor funds were managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares were first offered on 8/15/97. Performance for the Class B Shares, which were first offered on 2/2/99, is based on the historical performance of the Fund's Class A Shares, including the predecessor funds', performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B distribution (12b-1) fees and the contingent deferred sales charge.
(3) The performance of the EAFE was calculated from 7/31/97.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return and     AmSouth International
Expenses                                                             Equity Fund

As an investor in the International Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses    Class A      Class B
(expenses paid by you directly)(1)   Shares       Shares

Maximum Sales Charge
(Load) on Purchases                    5.50%(2)     None
--------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                          None         5.00%(3)
--------------------------------------------------------
Redemption Fee(4)                      2.00%        2.00%

Annual Fund Operating Expenses      Class A      Class B
(fees paid from Fund assets)         Shares       Shares

Management Fee                         1.25%        1.25%
--------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                            None         0.75%
--------------------------------------------------------
Other Expenses(5)                      0.61%        0.61%
--------------------------------------------------------
 Total Fund Operating Expenses(5)      1.86%        2.61%

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.11% for Class A Shares and 0.11% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.36%; and Class B Shares, 2.11%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o $10,000 investment
     o 5% annual return
     o no changes in the Fund's operating expenses
     o redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                          1       3       5      10
                         Year   Years   Years   Years
Class A Shares          $ 729  $ 1,103  $ 1,500 $ 2,610
-------------------------------------------------------
Class B Shares
Assuming redemption     $ 764  $ 1,111  $ 1,585 $ 2,762
Assuming no redemption  $ 264  $   811  $ 1,385 $ 2,762

->

[GRAPHIC]  Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund invests its assets primarily in equity securities of non-U.S. companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

The value criteria used by the sub-advisor, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria. Similarly, the sub-advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the sub-advisor's judgment, circumstances warrant their sale. The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The sub-advisor may exclude the stock of a company that meets applicable market capitalization criteria if the sub-advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the sub-advisor intends to purchase in round lots only. Furthermore, the sub-advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

On at least a semi-annual basis, the sub-advisor will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the sub-advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of the Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

->

Additional Investment Strategies and Risks

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the summaries is a more complete discussion of the risks of each security or instrument. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held by a U.S.     Market
bank that issues a receipt evidencing ownership.                                             Political
                                                                                             Foreign Investment

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Call Options: A call option gives the buyer the right to buy, and obligates the seller of    Management
the option to sell, a security at a specified price. The Funds will sell only covered call   Liquidity
options.                                                                                     Credit
                                                                                             Market
                                                                                             Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.                      Market
                                                                                             Credit
                                                                                             Liquidity
                                                                                             Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations   Credit
and other entities. Maturities generally vary from a few days to nine months.                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Common Stock: Shares of ownership of a company.                                              Market

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

Demand Features: Securities that are subject to puts and standby commitments to purchase     Market
the securities at a fixed price (usually with accrued interest) within a fixed period of     Liquidity
time following demand by a Fund.                                                             Management

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of       Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and        Political
supranational entities.                                                                      Liquidity
                                                                                             Foreign Investment

Funding Agreements: Also known as guaranteed investment contracts, an agreement where a      Liquidity
Fund invests an amount of cash with an insurance company and the insurance company credits   Credit
such investment on a monthly basis with guaranteed interest which is based on an index.      Market
These agreements provide that the guaranteed interest will not be less than a certain        Interest Rate
minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -------------------
Futures and Related Options: A contract providing for the future sale and purchase of a      Management
specified amount of a specified security, class of securities, or an index at a specified    Market Credit
time in the future and at a specified price.                                                 Liquidity
                                                                                             Leverage

Global Depository Receipts (GDRs): Receipt for shares in a foreign-based corporation         Market
traded in capital markets around the world.                                                  Political
                                                                                             Liquidity
                                                                                             Foreign Investment

Investment Company Securities: Shares of investment companies. A Fund may invest up to       Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market leverage
the Fund will receive cash, other securities, and/or letters of credit. A Fund may invest    Liquidity Credit
in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of       Liquidity Credit
funds.                                                                                       Market

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset      Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund on        Liquidity
demand.                                                                                      Market
                                                                                             Interest Rate

Warrants: Securities, typically issued with preferred stock or bonds, that give the holder   Market
the right to buy a proportionate amount of common stock at a specified price.                Credit

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ----------
When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by the Government National Mortgage Association, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

->

Additional Investment Strategies and Risks

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to the Fund, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.81% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

The Investment Sub-Advisor

Dimensional Fund Advisors Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment sub-advisor to the International Equity Fund pursuant to an amended and restated Sub-Advisory Agreement with AAMI. Under the Sub-Advisory Agreement, Dimensional manages the Fund, selects investments, and places all orders for purchase and sales of securities, subject to the general supervision of the Board and AAMI in accordance with the Fund's investment objective, policies and restrictions. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $41 billion as of September 30, 2003.

Portfolio Manager

Investment decisions for the Fund have been made by the Investment Committee of Dimensional since October 2002. The Investment Committee meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

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12

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

->

[GRAPHIC]  Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund -- Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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14

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                Minimum
                             Minimum Initial   Subsequent
Account type                    Investment     Investment
Class A or Class B
---------------------------------------------------------
Regular                         $ 1,000         $   0
---------------------------------------------------------
Automatic Investment Plan       $   250         $ 100
---------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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                                                                              17

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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18

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.
     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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                                                                              19

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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20

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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                                                                              21

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                            Sales Charge     Sales Charge
          Your                as a % of        as a % of
       Investment          Offering Price   Your Investment
Up to $49,999                  5.50%             5.82%
----------------------------------------------------------
$50,000 up to $99,999          4.50%             4.71%
----------------------------------------------------------
$100,000 up to $249,999        3.50%             3.63%
----------------------------------------------------------
$250,000 up to $499,999        2.50%             2.56%
----------------------------------------------------------
$500,000 up to $999,999        1.50%             1.52%
----------------------------------------------------------
$1,000,000 and above           0.00%             0.00%
----------------------------------------------------------

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22

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years        CDSC as a % of
   Since        Dollar Amount
  Purchase    Subject to Charge*
    0-1             5.00%
    1-2             4.00%
    2-3             3.00%
    3-4             3.00%
    4-5             2.00%
    5-6             1.00%
more than 6         None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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                                                                              23

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

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26

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisors do not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

INTERNATIONAL EQUITY FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                            Investment Activities
                                                  --------------------------------------------
                                     Net Asset        Net       Net Realized and
                                       Value,     Investment    Unrealized Gains    Total from
                                     Beginning      Income        (Losses) from     Investment
                                     of Period      (Loss)         Investments      Activities
                                    -----------   ----------    ----------------    ----------
Year Ended July 31, 2003              $  7.81         0.01            0.87             0.88
Year Ended July 31, 2002              $  9.49         0.02           (1.70)           (1.68)
Year Ended July 31, 2001+             $ 12.36         0.06           (2.54)           (2.48)
Period Ended July 31, 2000(a)+        $ 13.27         0.05           (0.96)           (0.91)
Year Ended December 31, 1999          $ 10.58         0.02            2.81             2.83
Period Ended December 31,
  1998(b)                             $ 10.46         0.03            0.12             0.15
Period Ended February 28,
  1998(c)                             $ 10.00       (0.02)            0.49             0.47

                                              Less Dividends from
                                     -----------------------------------
                                                 Net Realized
                                         Net      Gains from                           Net Asset
                                     Investment   Investment     Total    Redemption  Value, End
                                       Income    Transactions  Dividends     Fees      of Period
                                     ----------  ------------  ---------  ----------  ----------
Year Ended July 31, 2003               (0.01)          --        (0.01)       0.01     $  8.69
Year Ended July 31, 2002                  --           --           --         --      $  7.81
Year Ended July 31, 2001+              (0.03)       (0.36)       (0.39)        --      $  9.49
Period Ended July 31, 2000(a)+            --           --           --         --      $ 12.36
Year Ended December 31, 1999           (0.14)          --        (0.14)        --      $ 13.27
Period Ended December 31,
  1998(b)                              (0.03)          --        (0.03)        --      $ 10.58
Period Ended February 28,
  1998(c)                              (0.01)          --        (0.01)        --      $ 10.46

                                             Ratios (to average net assets)/Supplemental Data
                                 --------------------------------------------------------------------------
                                                                       Expenses                 Net Assets,
                                                Net                    (before       Portfolio    End of
                                    Total    Investment     Net       Reductions/    Turnover     Period
                                   Return#     Income    Expenses   Reimbursements)    Rate*      (000's)
                                  ---------  ----------  --------   ---------------  ---------  -----------
Year Ended July 31, 2003            11.35%      1.25%      1.36%         1.86%           18%     $  4,711
Year Ended July 31, 2002           (17.70%)     0.35%      1.60%         1.89%          160%     $  3,932
Year Ended July 31, 2001+          (20.62%)     0.52%      1.62%         1.89%           45%     $  2,685
Period Ended July 31, 2000(a)+      (6.78%)@    0.69%@@    1.69%@@       2.01%@@         32%     $  1,799
Year Ended December 31, 1999        26.77%      0.26%      1.59%         2.12%           40%     $  1,033
Period Ended December 31,
  1998(b)                            1.42%@     0.71%@@    1.81%@@       2.16%@@         62%     $    149
Period Ended February 28,
  1998(c)                            4.71%@    (0.48%)@@   1.77%@@       2.27%@@         21%     $ 26,533

  #  Excludes sales charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
(c) For the period from August 15, 1997 (commencement of operations) through February 28, 1998.

Other Information About the Fund                            Financial Highlights

INTERNATIONAL EQUITY FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                            Investment Activities
                                                 ----------------------------------------------
                                     Net Asset        Net       Net Realized and
                                       Value,     Investment    Unrealized Gains    Total from
                                     Beginning      Income        (Losses) from     Investment
                                     of Period      (Loss)         Investments      Activities
                                    -----------  ------------  ------------------  ------------
Year Ended July 31, 2003              $  7.64          --              0.85            0.85
Year Ended July 31, 2002              $  9.35       (0.03)            (1.68)           (1.71)
Year Ended July 31, 2001+             $ 12.25       (0.05)            (2.49)           (2.54)
Period Ended July 31, 2000(a)+        $ 13.21          --             (0.96)           (0.96)
Period Ended December 31,
  1999(b)                             $ 10.66       (0.02)             2.69             2.67

                                               Less Dividends from
                                    -----------------------------------------
                                                   Net Realized
                                         Net        Gains from                   Net Asset
                                     Investment     Investment       Total      Value, End       Total
                                       Income      Transactions    Dividends     of Period      Return#
                                    ------------  --------------  -----------  ------------  --------------
Year Ended July 31, 2003                   --             --            --       $  8.49         11.13%
Year Ended July 31, 2002                   --             --            --       $  7.64        (18.29%)
Year Ended July 31, 2001+                  --          (0.36)        (0.36)      $  9.35        (21.25%)
Period Ended July 31, 2000(a)+             --             --            --       $ 12.25         (7.19%)@
Period Ended December 31,
  1999(b)                               (0.12)            --         (0.12)      $ 13.21         25.98%@

                                            Ratios (to average net assets)/Supplemental Data
                                    ---------------------------------------------------------------
                                                                Expenses                Net Assets,
                                       Net                      (before      Portfolio    End of
                                    Investment      Net       Reductions/     Turnover    Period
                                      Income     Expenses   Reimbursements)    Rate*      (000's)
                                    ----------   --------   ---------------  ---------  -----------
Year Ended July 31, 2003               0.75%       2.11%          2.61%          18%       $ 810
Year Ended July 31, 2002              (0.39%)      2.36%          2.64%         160%       $ 471
Year Ended July 31, 2001+             (0.44%)      2.38%          2.65%          45%       $ 516
Period Ended July 31, 2000(a)+        (0.04%)@@    2.47%@@        2.72%@@        32%       $ 595
Period Ended December 31,
  1999(b)                             (0.54%)@@    2.45%@@        2.73%@@        40%       $ 228

  #  Excludes redemption charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from February 2, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH BALANCED FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH BALANCED FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                        [GRAPHIC]    Description of the Fund -- Objectives, Risk/Return and Expenses
-----------------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Hybrid Fund
Fund's investments, risks, past        4  AmSouth Balanced Fund
performance, and fees.

                        [GRAPHIC]    Additional Investment Strategies and Risks
-----------------------------------------------------------------------------------------------------------
Review this section for additional     8  Investment Strategies
information on investment              8  Investment Practices
strategies and investment practices   11  Investment Risks
and their risks.

                        [GRAPHIC]     Fund Management
-----------------------------------------------------------------------------------------------------------
Review this section for details on    13  The Investment Advisor
the people and organizations who      14  Portfolio Managers
provide services to the Fund.         14  The Distributor and Administrator

                        [GRAPHIC]     Shareholder Information
-----------------------------------------------------------------------------------------------------------
Review this section for details on    15  Choosing a Share Class
how shares are valued, how to         16  Pricing of Fund Shares
purchase, sell and exchange shares,   17  Purchasing and Adding to Your Shares
related charges and payments of       20  Selling Your Shares
dividends and distributions.          22  General Policies on Selling Shares
                                      23  Distribution Arrangements/Sales Charges
                                      26  Distribution and Service (12b-1) Fees
                                            and Shareholder Servicing Fees
                                      27  Exchanging Your Shares
                                      28  Dividends, Distributions and Taxes

                        [GRAPHIC]    Other Information About The Fund
-----------------------------------------------------------------------------------------------------------
                                      30  Financial Highlights

[GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and
           Expenses                                                     Overview

The Fund The AmSouth Balanced Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC]  Description of the Fund -- Objectives, Risk/Return            AmSouth
           and Expenses                                              Hybrid Fund

                         The Fund is one of five AmSouth Hybrid Funds. The AmSouth Hybrid Funds invest in a mixture of different types of securities such as stocks, bonds and money market instruments. The Fund invests directly in securities.

Who May Want to Invest   Consider investing in the Fund and other AmSouth Hybrid
                         Funds if you are:

                              o seeking the benefits of asset allocation and risk-reducing diversification

                              o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                         The Fund and other AmSouth Hybrid Funds may not be appropriate if you are:

                              o    pursuing a short-term goal or investing
                                   emergency reserves

                              o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                   AmSouth Balanced Fund
-

                         Risk/Return Summary

Investment Objective     The Fund seeks to obtain long-term capital growth and
                         produce a reasonable amount of current income through a moderately aggressive investment strategy.

Principal                The Fund invests in a broadly diversified portfolio of
Investment Strategies    equity and debt securities consisting primarily of
                         common stocks and bonds.

                         The Fund normally invests between 45-75% of its assets in equity securities and at least 25% of its assets in fixed income securities. The portion of the Fund's assets invested in equity and debt securities will vary depending upon economic conditions, the general level of stock prices, interest rates and other factors, including the risks associated with each investment. The Fund's equity investments consist primarily of common stocks of companies that the Advisor believes are undervalued and have a favorable outlook or are reasonably priced with the potential to produce above-average earnings growth. The Fund's fixed-income investments consist primarily of "high-grade" bonds, notes and debentures. The average dollar-weighted maturity of the fixed-income portion of the Fund's portfolio will range from one to thirty years. The Fund invests in securities issued by: (i) the Government National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the U.S. government; and (ii) the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in U.S. Treasury obligations.

                         In managing the equity portion of the Fund, the Advisor uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. The Advisor selects investments that he believes have basic investment value that will eventually be recognized by other investors. In addition, the Advisor may identify companies with a history of above-average growth or companies that are expected to enter periods of above-average growth or are positioned in emerging growth industries.

                         In managing the fixed-income portion of the Fund's portfolio, the Advisor uses a "top down" investment management approach focusing on a security's maturity. The Advisor sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic factors. The Advisor then selects individual securities whose maturities fit this target and which are deemed to be the best relative values.

                         The Fund may also invest in certain other equity and debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 8 or consult the SAI.

Principal
Investment Risks         Your investment in the Fund may be subject to the
                         following principal risks:

                         Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                         Investment Style Risk: The possibility that the market segment on which the equity portion of this Fund focuses -- value and growth stocks -- will underperform other kinds of investments or market averages.

                         Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed-income portion of the Fund will make it more sensitive to interest rate risk.

                         Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                   AmSouth Balanced Fund

                         The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                         If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

->

Description of the Fund -- Objectives, Risk/Return
and Expenses                                               AmSouth Balanced Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) and the Lehman Government/Credit Bond
Index, an unmanaged index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

1993      14.36%
  94      -0.39%
  95      23.51%
  96       9.72%
  97      20.84%
  98      13.12%
  99       1.33%
  00      10.18%
  01       4.61%
2002      -6.86%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 7.99%.

The returns for Class B Shares will differ from the Class A Share returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:      9.21%   6/30/97
          Worst quarter:    -6.78%   9/30/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                                                             1        5      10
                                                           Year     Years   Years
                                                          -----------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                                  -11.99%   3.06%   8.06%
                                                          -----------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)         -11.98%   3.21%   7.74%
                                                          -----------------------
Class A Shares Return After Taxes on Distributions         -13.12%   0.47%   5.46%
                                                          -----------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares                       -7.13%   1.83%   5.74%
                                                          -----------------------
S&P 500(R) Index                                           -22.09%  -0.58%   9.34%
                                                          -----------------------
Lehman
Government/Credit Bond Index                                11.04%   7.62%   7.61%
                                                          -----------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) Class A Shares were first offered on 12/19/91. Performance for the Class B Shares, which were first offered on 9/2/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return
and Expenses                                               AmSouth Balanced Fund

As an investor in the Balanced Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses      Class A          Class B
(expenses paid by you directly)(1)     Shares           Shares

Maximum Sales Charge
(Load) on Purchases                     5.50%(2)         None
-------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                           None             5.00%(3)
-------------------------------------------------------------
Redemption Fee(4)                       2.00%            2.00%

Annual Fund Operating Expenses       Class A          Class B
(fees paid from fund assets)          Shares           Shares

Management Fee                          0.80%            0.80%
-------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                             None             0.75%
-------------------------------------------------------------
Other Expenses(5)                       0.62%            0.62%
-------------------------------------------------------------
  Total Fund Operating Expenses(5)      1.42%            2.17%
-------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.54% for Class A Shares and 0.54% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.34%; and Class B Shares, 2.09%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                              1       3          5           10
                            Year    Years      Years       Years
 Class A Shares             $687     $975      $1,284      $2,158
-----------------------------------------------------------------
 Class B Shares
 Assuming redemption        $720     $979      $1,364      $2,313
 Assuming no redemption     $220     $679      $1,164      $2,313
-----------------------------------------------------------------

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                                                                               7

[GRAPHIC]  Additional Investment Strategies and Risks

The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund invests in securities issued by: (i) GNMA, which are supported by the full faith and credit of the U.S. government; and (ii) FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in U.S. Treasury obligations.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed income securities. Fixed income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed income characteristics of those securities. The Fund's debt securities will consist of high-grade securities, which are those securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization at the time of purchase, or, if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees ("Board") to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                  Risk Type
------------------------------------------------------------------------------------------  -------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a company held by a U.S.    Market
bank that issues a receipt evidencing ownership.                                            Political
                                                                                            Foreign Investment

Asset-Backed Securities: Securities secured by company receivables, home equity loans,      Pre-payment
truck and auto loans, leases, credit card receivables and other securities backed by other  Market
types of receivables or other assets.                                                       Credit
                                                                                            Interest Rate
                                                                                            Regulatory
                                                                                            Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a           Credit
commercial bank. Maturities are generally six months or less.                               Liquidity
                                                                                            Market
                                                                                            Interest Rate

Bonds: Interest-bearing or discounted government or corporate securities that obligate the  Interest Rate
issuer to pay the bondholder a specified sum of money, usually at specific intervals, and   Market
to repay the principal amount of the loan at maturity, which is generally 90 days or more.  Credit
The Fund will only purchase bonds that are high-grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

Call Options: A call option gives the buyer the right to buy, and obligates the seller of   Management
the option to sell, a security at a specified price. The Fund will sell only covered call   Liquidity
options.                                                                                    Credit
                                                                                            Market
                                                                                            Leverage

->

Additional Investment Strategies and Risks

Instrument                                                                                    Risk Type
--------------------------------------------------------------------------------------------  -------------------
Certificates of Deposit: Negotiable instruments with a stated maturity.                       Market
                                                                                              Credit
                                                                                              Liquidity
                                                                                              Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations    Credit
and other entities. Maturities generally vary from a few days to nine months.                 Liquidity
                                                                                              Market
                                                                                              Interest Rate

Common Stock: Shares of ownership of a company.                                               Market

Convertible Securities: Bonds or preferred stock that convert to common stock.                Market
                                                                                              Credit

Demand Features: Securities that are subject to puts and standby commitments to purchase      Market
the securities at a fixed price (usually with accrued interest) within a fixed period of      Liquidity
time following demand by the Fund.                                                            Management

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of        Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and         Political
supranational entities.                                                                       Liquidity
                                                                                              Foreign Investment

Funding Agreements: Also known as guaranteed investment contracts, an agreement where the     Liquidity
Fund invests an amount of cash with an insurance company and the insurance company credits    Credit
such investment on a monthly basis with guaranteed interest which is based on an index.       Market
These agreements provide that the guaranteed interest will not be less than a certain         Interest Rate
minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Futures and Related Options: A contract providing for the future sale and purchase of a       Management
specified amount of a specified security, class of securities, or an index at a specified     Market Credit
time in the future and at a specified price.                                                  Liquidity
                                                                                              Leverage

Investment Company Securities: Shares of investment companies. The Fund may invest up to      Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than
10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies' for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that      Market
have remaining maturities of one year or less. These securities may include U.S.              Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

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                                                                               9

Additional Investment Strategies and Risks

Instrument                                                                                    Risk Type
--------------------------------------------------------------------------------------------  -----------------
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of        Pre-payment
loans. These include collateralized mortgage obligations and real estate mortgage investment  Market
conduits.                                                                                     Credit
                                                                                              Regulatory

Municipal Securities: Securities issued by a state or political subdivision to obtain         Market
funds for various public purposes. Municipal securities include private activity bonds and    Credit
industrial development bonds, as well as general obligation bonds, tax anticipation notes,    Political
bond anticipation notes, revenue anticipation notes, project notes,                           Tax Regulatory
other short-term tax-exempt obligations, municipal leases, and                                Interest Rate
obligations of municipal housing authorities (single family
revenue bonds).

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a    Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to          Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by the fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to      Market Leverage
buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,        Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. The Fund may invest   Liquidity Credit
in securities of investment companies that are exempt from registration under the Investment
Company Act and invest exclusively in money market instruments.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of        Liquidity Credit
funds.                                                                                        Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and                Market
certificates of accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of     Market Credit
the U.S. government. These include GNMA, FNMA and FHLMC.                                      Interest Rate

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and     Market
principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset       Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund on         Liquidity
demand.                                                                                       Market
                                                                                              Interest Rate

Warrants: Securities, typically issued with preferred stock or bonds, that give the           Market
holder the right to buy a proportionate amount of common stock at a specified price.          Credit

->

Additional Investment Strategies and Risks

Instrument                                                                                    Risk Type
--------------------------------------------------------------------------------------------  --------------
When-Issued Securities and Forward Commitments: Purchase or contract to purchase              Market
securities at a fixed price for delivery at a future date.                                    Leverage
                                                                                              Liquidity
                                                                                              Credit

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.


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                                                                              11

Additional Investment Strategies and Risks


     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay
- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income
- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

->

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.80% of the average daily net assets of the Fund during their fiscal year ended July 31, 2003.

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                                                                              13

Fund Management

Portfolio Managers

The Balanced Fund is co-managed by Tin Y. Chan, CFA, and John P. Boston, CFA. Mr. Chan has over nine years of portfolio management and equity research analysis experience. Mr. Chan earned his MBA from the University of Chicago, Graduate School of Business and his B.A. from Cornell University. Mr. Boston has been associated with AmSouth Bank's Trust Investment Department since 1988 and is currently Senior Vice President in charge of taxable fixed-income investments.

->

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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14

[GRAPHIC]  Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses" in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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15

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding
--------------------------------------------------------------------------------

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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16

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                 Minimum
                             Minimum Initial    Subsequent
Account type                   Investment       Investment
Class A or Class B
-----------------------------------------------------------
Regular                           $1,000           $  0
-----------------------------------------------------------
Automatic Investment Plan         $  250           $100

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.

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                                                                              17

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o  BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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18

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              19

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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20

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              21

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

          o    redemptions of shares held in certain omnibus accounts;

          o    retirement plans that cannot implement the redemption fee;

          o    certain wire order redemptions;

          o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

          o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

          The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

          The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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22

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
Up to $49,999                       5.50%              5.82%
------------------------------------------------------------------
$50,000 up to $99,999               4.50%              4.71%
------------------------------------------------------------------
$100,000 up to $249,999             3.50%              3.63%
------------------------------------------------------------------
$250,000 up to $499,999             2.50%              2.56%
------------------------------------------------------------------
$500,000 up to $999,999             1.50%              1.52%
------------------------------------------------------------------
$1,000,000 and above                0.00%              0.00%
------------------------------------------------------------------

->

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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24

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]     Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

->

Other Information About the Fund                            Financial Highlights

BALANCED FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                  Investment Activities                       Less Dividends from
                                        ------------------------------------------   -------------------------------------
                                                     Net Realized and
                            Net Asset       Net      Unrealized Gains                             Net Realized
                              Value,    Investment     (Losses) from    Total from       Net       Gains from
                            Beginning     Income        Investments     Investment   Investment    Investment      Total
                            of Period     (Loss)        and Options     Activities     Income     Transactions   Dividends
                            ---------   ----------   ----------------   ----------   ----------   ------------   ---------
Year Ended July 31, 2003      $ 10.89        0.22            0.66            0.88        (0.26)        (0.14)       (0.40)
Year Ended July 31, 2002      $ 12.46        0.30           (1.20)          (0.90)       (0.31)        (0.36)       (0.67)
Year Ended July 31, 2001+     $ 12.48        0.36            1.28            1.64        (0.39)        (1.27)       (1.66)
Year Ended July 31, 2000      $ 14.93        0.44           (0.64)          (0.20)       (0.47)        (1.78)       (2.25)
Year Ended July 31, 1999      $ 15.19        0.41            0.93            1.34        (0.40)        (1.20)       (1.60)

                                                               Ratios (to average net assets)/Supplemental Data
                                                      ------------------------------------------------------------------
                                                                                   Expenses                  Net Assets,
                              Net Asset                    Net                     (before       Portfolio     End of
                             Value, End      Total     Investment      Net       Reductions/      Turnover     Period
                              of Period     Return#      Income     Expenses   Reimbursements)     Rate*       (000's)
                             ----------     -------    ----------   --------   ---------------   ---------   -----------
Year Ended July 31, 2003      $ 11.37        8.34%        2.03%       1.34%         1.42%           86%        $78,679
Year Ended July 31, 2002      $ 10.89       (7.55%)       2.57%       1.34%         1.41%           34%        $69,674
Year Ended July 31, 2001+     $ 12.46       13.93%        2.90%       1.31%         1.38%           14%        $54,978
Year Ended July 31, 2000      $ 12.48       (1.05%)       3.28%       1.35%         1.37%           16%        $21,951
Year Ended July 31, 1999      $ 14.93        9.40%        2.67%       1.34%         1.35%           23%        $43,223

#  Excludes sales charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

BALANCED FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                       Less Dividends from
                                         ------------------------------------------- --------------------------------------
                                                      Net Realized and
                             Net Asset       Net      Unrealized Gains                             Net Realized
                               Value,    Investment     (Losses) from    Total from       Net       Gains from
                             Beginning     Income        Investments     Investment   Investment    Investment      Total
                             of Period     (Loss)        and Options     Activities     Income     Transactions   Dividends
                             ---------   ----------   ----------------   ----------   ----------   ------------   ---------
Year Ended July 31, 2003      $ 10.86        0.14            0.66            0.80       (0.18)        (0.14)       (0.32)
Year Ended July 31, 2002      $ 12.42        0.22           (1.19)          (0.97)      (0.23)        (0.36)       (0.59)
Year Ended July 31, 2001+     $ 12.45        0.28            1.26            1.54       (0.30)        (1.27)       (1.57)
Year Ended July 31, 2000      $ 14.90        0.34           (0.64)          (0.30)      (0.37)        (1.78)       (2.15)
Year Ended July 31, 1999      $ 15.16        0.29            0.95            1.24       (0.30)        (1.20)       (1.50)

                                                               Ratios (to average net assets)/Supplemental Data
                                                       ----------------------------------------------------------------
                                                                                   Expenses                  Net Assets,
                              Net Asset                    Net                     (before       Portfolio     End of
                             Value, End      Total     Investment      Net       Reductions/      Turnover     Period
                              of Period     Return#      Income     Expenses   Reimbursements)     Rate*       (000's)
                             ----------   ----------   ----------   --------   ---------------   ---------   ----------
Year Ended July 31, 2003      $ 11.34         7.55%        1.27%       2.09%         2.17%          86%         $20,004
Year Ended July 31, 2002      $ 10.86        (8.17%)       1.81%       2.09%         2.16%          34%         $16,742
Year Ended July 31, 2001+     $ 12.42        13.03%        2.20%       2.06%         2.12%          14%         $ 9,004
Year Ended July 31, 2000      $ 12.45        (1.80%)       2.54%       2.10%         2.12%          16%         $ 7,072
Year Ended July 31, 1999      $ 14.90         8.66%        1.93%       2.09%         2.10%          23%         $10,131

#  Excludes redemption charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

                AMSOUTH FUNDS
                AMSOUTH STRATEGIC PORTFOLIOS:
[GRAPHIC]       AGGRESSIVE GROWTH PORTFOLIO
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]
                AMSOUTH FUNDS
                AMSOUTH STRATEGIC PORTFOLIOS:
[GRAPHIC]       AGGRESSIVE GROWTH PORTFOLIO
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
commiting a crime.                            (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                       [GRAPHIC]   Description of the Fund -- Objectives, Risk/Return and Expenses
-----------------------------------------------------------------------------------------------------
Carefully review this important        2  Overview
section, which summarizes the          3  AmSouth Funds: Strategic Portfolios
Fund's investments, risks, past        4  AmSouth Strategic Portfolios: Aggressive Growth Portfolio
performance, and fees.

                       [GRAPHIC]   Additional Investment Strategies and Risks
-----------------------------------------------------------------------------------------------------
Review this section for additional     8  Investment Strategies
information on investment              9  Investment Practices
strategies and investment practices   13  Investment Risks
and their risks.

                       [GRAPHIC]   Fund Management
-----------------------------------------------------------------------------------------------------
Review this section for details on    15  The Investment Advisor
the people and organizations who      16  Portfolio Manager
provide services to the Fund.         16  The Distributor and Administrator

                       [GRAPHIC]   Shareholder Information
-----------------------------------------------------------------------------------------------------
Review this section for details on    17  Choosing a Share Class
how shares are valued, how to         18  Pricing of Fund Shares
purchase, sell and exchange shares,   19  Purchasing and Adding to Your Shares
related charges and payments of       22  Selling Your Shares
dividends and distributions.          24  General Policies on Selling Shares
                                      25  Distribution Arrangements/Sales Charges
                                      28  Distribution and Service (12b-1) Fees
                                              and Shareholder Servicing Fees
                                      29  Exchanging Your Shares
                                      30  Dividends, Distributions and Taxes

                       [GRAPHIC]   Other Information About The Fund
-----------------------------------------------------------------------------------------------------
                                      32  Financial Highlights

[GRAPHIC] Description of the Fund -- Objectives, Risk/Return
          and Expenses                                                  Overview

The Fund The AmSouth Funds Strategic Portfolio: Aggressive Growth Portfolio (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities of the Underlying Funds held by the Fund. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Underlying Funds own and the markets where the securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC] Description of the Fund -- Objectives,                  AmSouth Funds:
          Risk/Return and Expenses                          Strategic Portfolios

                         The Fund is one of four AmSouth Funds Strategic Portfolios ("Strategic Portfolios"). The Strategic Portfolios are "funds of funds" that invest substantially all of their assets in Class I Shares of other series of the AmSouth Funds ("Underlying Funds"), whose objectives, strategies, and risks are described in a separate prospectus. The Underlying Funds include the series that comprise the AmSouth Equity Funds, the AmSouth Bond Funds and the AmSouth Money Market Funds.

Who May Want to Invest   Consider investing in the Fund and other Strategic
                         Portfolios if you are:

                              o seeking the benefits of asset allocation and risk-reducing diversification

                              o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                              o seeking to spread your investment among many different mutual funds that match your goals in one simple package

                         The Fund and other Strategic Portfolios may not be appropriate if you are:

                              o    pursuing a short-term goal or investing
                                   emergency reserves

                              o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives,             AmSouth Strategic Portfolios:
Risk/Return and Expenses                             Aggressive Growth Portfolio

                         Risk/Return Summary

Investment Objective     The Fund seeks to provide investors with capital
                         growth.

Principal                The Fund allocates its assets among the Underlying
Investment Strategies    Funds within predetermined strategy ranges, as set
                         forth below. The Advisor makes allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying
                         Funds.

                         Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                         Underlying Fund                  Allocation Range

                         Value Fund                            0%-20%
                         Select Equity Fund                    0%-15%
                         Enhanced Market Fund                  0%-25%
                         Large Cap Fund                        0%-15%
                         Capital Growth Fund                   0%-20%
                         Mid Cap Fund                          0%-15%
                         Small Cap Fund                        0%-25%
                         International Equity Fund             0%-15%
                         Limited Term Bond Fund                0%-10%
                         Prime Money Market Fund               0%-5%

                         The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described in a separate prospectus.

                         For more information about the Fund, please see the Additional Investment Strategies and Risks on page 8 or consult the SAI.

Principal                The Fund's investments are invested in the Underlying
Investment Risks         Funds, so the Fund's investment performance is directly
                         related to the performance of those Underlying Funds.
                         Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                         The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

->

Description of the Fund -- Objectives,             AmSouth Strategic Portfolios:
Risk/Return and Expenses                             Aggressive Growth Portfolio

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R). The
Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                              Performance Bar Chart and Table
                              Year-By-Year Total Returns as of 12/31
                              for Class A Shares(1)

                                     [CHART]

2000     1.50%
01      -9.46%
2002   -22.32%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 15.26%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:      8.81%  12/31/01
          Worst quarter:   -19.18%   9/30/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                                                               1      Since Inception
                                                              Year       (1/13/99)
 Class A Shares(2) Return Before Taxes
 (with 5.50% sales charge)                                  -26.59%         -5.81%
                                                           ----------------------
 Class B Shares(2) Return Before Taxes
 (with applicable Contingent Deferred Sales Charge)         -26.74%         -5.91%
                                                           ----------------------
 Class A Shares Return After Taxes on Distributions         -26.59%         -6.93%
                                                           ----------------------
 Class A Shares Return After Taxes on Distributions
 and Sale of Fund Shares                                    -16.32%         -4.49%
                                                           ----------------------
 S&P 500(R) Index                                           -22.09%         -6.94%
                                                           ----------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 1/13/99 to 3/12/00 of the ISG Aggressive Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Aggressive Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 1/13/99 and 1/27/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,             AmSouth Strategic Portfolios:
Risk/Return and Expenses                            Aggressive Growth Portfolio

As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses      Class A    Class B
(expenses paid by you directly)(1)     Shares     Shares

Maximum Sales Charge
(Load) on Purchases                    5.50%(2)    None
-----------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                          None        5.00%(3)
----------------------------------------------------------
Redemption Fee(4)                      2.00%       2.00%
----------------------------------------------------------
Annual Fund Operating Expenses      Class A      Class B
(fees paid from Fund assets)        Shares       Shares
Management Fee                         0.20%       0.20%
----------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                            None        0.75%
----------------------------------------------------------
Other Expenses(5)                      0.89%       0.88%
----------------------------------------------------------
  Total Fund Operating Expenses(5)     1.09%       1.83%
----------------------------------------------------------
Fee Waiver and/or Expense
Reimbursement(6)                      -0.10%      -0.10%
----------------------------------------------------------
  Net Expense(6)                        0.99%      1.73%

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.46% for Class A Shares and 0.45% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.66%; and Class B Shares, 1.40%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers ("NASD") rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class
B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the
Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

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6

Description of the Fund -- Objectives,             AmSouth Strategic Portfolios:
Risk/Return and Expenses                             Aggressive Growth Portfolio

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

            AmSouth Strategic Portfolios: Aggressive Growth Portfolio

Class A Shares*     2.40%
-------------------------
Class B Shares*     3.14%

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, total expenses for each class are: Class A Shares, 1.74% and Class B Shares, 2.48%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                             1         3           5          10
                           Year      Years       Years       Years
Class A Shares             $780     $1,257      $1,760      $3,136
------------------------------------------------------------------
Class B Shares
Assuming redemption        $817     $1,269      $1,845      $3,278
Assuming no redemption     $317     $  969      $1,645      $3,278
------------------------------------------------------------------

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                                                                               7

[GRAPHIC]  Additional Investment Strategies and Risks

The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Fund. The Fund has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that the Fund's asset class benchmark percentage will be as follows:

                              Benchmark Percentages

                                               Aggressive
                       Underlying Fund           Growth
                         Asset Class            Portfolio
                      -------------------      -----------

                       Equity Funds                95%
                       Bond Funds                   4%
                       Money Market Funds           1%

These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

The Fund may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the Fund invests in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

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8

Additional Investment Strategies and Risks

Investment Practices

The Underlying Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Underlying Funds are authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

               Fund Name                             Fund Code
               ----------------------------------    ---------

               Balanced Fund                              1
               Enhanced Market Fund                       2
               Value Fund                                 3
               Select Equity Fund                         4
               Small Cap Fund                             5
               Bond Fund                                  6
               Government Income Fund                     7
               Limited Term Bond Fund                     8
               Florida Tax-Exempt Fund                    9
               Municipal Bond Fund                       10
               International Equity Fund                 11
               Mid Cap Fund                              12
               Capital Growth Fund                       13
               Large Cap Fund                            14
               Tennessee Tax-Exempt Fund                 15
               Prime Money Market Fund                   16
               Tax-Exempt Money Market Fund              17
               Treasury Reserve Money Market Fund        18

Instrument                                                                              Fund Code     Risk Type
-----------------------------------------------------------------------------------   -------------   -------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a                      1-5,11-14      Market
company held by a U.S. bank that issues a receipt evidencing ownership.                               Political
                                                                                                      Foreign Investment

Asset-Backed Securities: Securities secured by company receivables, home              1,6-8,13,16     Pre-payment
equity loans, truck and auto loans, leases, credit card receivables and other                         Market
securities backed by other types of receivables or other assets.                                      Credit
                                                                                                      Interest Rate
                                                                                                      Regulatory
                                                                                                      Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted            1-6,8-17      Credit
by a commercial bank. Maturities are generally six months or less.                                    Liquidity
                                                                                                      Market
                                                                                                      Interest Rate

Bonds: Interest-bearing or discounted government or corporate securities that          1,6-10,15      Interest Rate
obligate the issuer to pay the bondholder a specified sum of money, usually at                        Market
specific intervals, and to repay the principal amount of the loan at maturity,                        Credit
which is generally 90 days or more. The Funds will only purchase bonds that are high- grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

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                                                                               9

Additional Investment Strategies and Risks

Instrument                                                                                 Fund Code      Risk Type
------------------------------------------------------------------------------------   ----------------   --------------------
Call Options: A call option gives the buyer the right to buy, and obligates the         1-4,6-8,11-14     Management
seller of the option to sell, a security at a specified price. The Funds will sell                        Liquidity
only covered call options.                                                                                Credit
                                                                                                          Market
                                                                                                          Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.                 1,6-11,15-17      Market
                                                                                                          Credit
                                                                                                          Liquidity
                                                                                                          Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes                         1-17          Credit
issued by corporations and other entities. Maturities generally vary from a few                           Liquidity
days to nine months.                                                                                      Market
                                                                                                          Interest Rate

Common Stock: Shares of ownership of a company.                                           1-5,11-14       Market

Convertible Securities: Bonds or preferred stock that convert to common                  1-6,8,11-14      Market
stock.                                                                                                    Credit

Demand Features: Securities that are subject to puts and standby                       1,6,8-11,15-17     Market
commitments to purchase the securities at a fixed price (usually with accrued                             Liquidity
interest) within a fixed period of time following demand by a Fund.                                       Management

Foreign Securities: Stocks issued by foreign companies, as well as commercial           1-5,11-14,16      Market
paper of foreign issuers and obligations of foreign banks, overseas branches of                           Political
U.S. banks and supranational entities.                                                                    Liquidity
                                                                                                          Foreign Investment

Funding Agreements: Also known as guaranteed investment contracts, an                    1,6-8,11,16      Liquidity
agreement where a Fund invests an amount of cash with an insurance                                        Credit
company and the insurance company credits such investment on a monthly                                    Market
basis with guaranteed interest which is based on an index. These agreements                               Interest Rate
provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Futures and Related Options: A contract providing for the future sale and               1,2,4,6,8,11      Management
purchase of a specified amount of a specified security, class of securities, or an                        Market Credit
index at a specified time in the future and at a specified price.                                         Liquidity
                                                                                                          Leverage

Global Depository Receipts (GDRs): Receipt for shares in a foreign-based                     11           Market
corporation traded in capital markets around the world.                                                   Political
                                                                                                          Liquidity
                                                                                                          Foreign Investment

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10

Additional Investment Strategies and Risks

Instrument                                                                                Fund Code     Risk Type
------------------------------------------------------------------------------------   --------------   -----------------
Investment Company Securities: Shares of investment companies. A Fund                      1-18         Market
may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies' for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt                   1-15         Market
securities that have remaining maturities of one year or less. These securities                         Credit
may include U.S. government obligations, commercial paper and other short-
term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment Company
Act and that invest exclusively in money market instruments.

Mortgage-Backed Securities: Debt obligations secured by real estate loans                1,6,7,16       Pre-payment
and pools of loans. These include collateralized mortgage obligations and real                          Market
estate mortgage investment conduits.                                                                    Credit
                                                                                                        Regulatory
Municipal Securities: Securities issued by a state or political subdivision to         1,9,10,15,17     Market
obtain funds for various public purposes. Municipal securities include private                          Credit
activity bonds and industrial development bonds, as well as general obligation                          Political
bonds, tax anticipation notes, bond anticipation notes, revenue anticipation                            Tax Regulatory
notes, project notes, other short-term tax-exempt obligations, municipal                                Interest Rate
leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Preferred Stocks: Preferred Stocks are equity securities that generally pay              1-8,11-14      Market
dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Put Options. A put option gives the buyer the right to sell, and obligates the             3,7,8        Management
seller of the option to buy a security at a specified price. The Funds will sell                        Liquidity Credit
only secured put options.                                                                               Leverage Market

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                                                                              11

Additional Investment Strategies and Risks

Instrument                                                                                Fund Code       Risk Type
-----------------------------------------------------------------------------------   -----------------   -----------------
Repurchase Agreements: The purchase of a security and the simultaneous                1-8,11-14,16-18     Market Leverage
commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous             1,2,4-7,16-18      Market Leverage
commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In              1-18          Market Leverage
return, the Fund will receive cash, other securities, and/or letters of credit. A                         Liquidity Credit
Fund may invest in securities of investment companies that are exempt from registration under the Investment Company Act and invest exclusively in money market instruments.

Tax-Exempt Commercial Paper: Commercial paper issued by governments,                         17           Credit Liquidity
and/or letters of credit.                                                                                 Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the                1,6-17         Liquidity Credit
deposit of funds.                                                                                         Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and           1,6,15-17        Market
certificates of accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and                    1,6-10,15-18      Market Credit
instrumentalities of the U.S. government. These include the Government                                    Interest Rate
National Mortgage Association ("GNMA"), the Federal National Mortgage
Association ("FNMA") and the Federal Home Loan Mortgage Corporation
("FHLMC").

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered                1-18          Market
interest and principal securities, and coupons under bank entry safekeeping.

Variable Amount Master Demand Notes: Unsecured demand notes that                           16-18          Credit
permit the indebtedness to vary and provide for periodic adjustments in the                               Liquidity
interest rate according to the terms of the instrument. Because master demand                             Interest Rate
notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Variable and Floating Rate Instruments: Obligations with interest rates which          1,6-8,11,15-17     Credit
are reset daily, weekly, quarterly or some other period and which may be                                  Liquidity
payable to the Fund on demand.                                                                            Market
                                                                                                          Interest Rate

Warrants: Securities, typically issued with preferred stock or bonds, that give          1-5,11-14        Market
the holder the right to buy a proportionate amount of common stock at a                                   Credit
specified price.

When-Issued Securities and Forward Commitments: Purchase or contract to                     1-17          Market
purchase securities at a fixed price for delivery at a future date.                                       Leverage
                                                                                                          Liquidity
                                                                                                          Credit

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12

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Underlying Funds may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                              13

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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14

[GRAPHIC]   Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to certain of the Underlying Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisers to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub- advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.10% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

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                                                                              15

Fund Management

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

->

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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16

[GRAPHIC]           Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund -- Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              17

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets - Liabilities
                          --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

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Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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18

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular                            $ 1,000            $   0
--------------------------------------------------------------
Automatic Investment Plan          $   250            $ 100

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              19

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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20

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              21

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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22

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              23

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

          o    redemptions of shares held in certain omnibus accounts;

          o    retirement plans that cannot implement the redemption fee;

          o    certain wire order redemptions;

          o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

          o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

          The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

          The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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24

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
Up to $49,999                      5.50%              5.82%
-----------------------------------------------------------------
$50,000 up to $99,999              4.50%              4.71%
-----------------------------------------------------------------
$100,000 up to $249,999            3.50%              3.63%
-----------------------------------------------------------------
$250,000 up to $499,999            2.50%              2.56%
-----------------------------------------------------------------
$500,000 up to $999,999            1.50%              1.52%
-----------------------------------------------------------------
$1,000,000 and above               0.00%              0.00%
-----------------------------------------------------------------

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                                                                              25

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

  Years          CDSC as a % of
  Since          Dollar Amount
 Purchase      Subject to Charge*
   0-1               5.00%
   1-2               4.00%
   2-3               3.00%
   3-4               3.00%
   4-5               2.00%
   5-6               1.00%
more than 6          None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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26

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

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28

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

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                                                                              29

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

AGGRESSIVE GROWTH PORTFOLIO -- A SHARES

Selected data for a share outstanding throughout the period indicated.

                                                           Investment Activities
                                                -------------------------------------------
                                                               Net Realized and
                                                               Unrealized Gains
                                                                (Losses) from
                                    Net Asset        Net         Investments,
                                      Value,     Investment      Futures, and     Total from
                                    Beginning      Income           Foreign       Investment
                                    of Period      (Loss)          Currencies*    Activities
                                    ---------    ----------    ----------------   ----------
Year Ended July 31, 2003             $  7.04           --            0.69             0.69
Year Ended July 31, 2002             $  9.91        (0.02)          (2.21)           (2.23)
Year Ended July 31, 2001+            $ 11.53         0.08           (0.39)           (0.31)
Period Ended July 31, 2000(a)        $ 11.54         0.02           (0.01)            0.01
Period Ended December 31, 1999(b)    $ 10.00         0.09            1.60             1.69

                                             Less Dividends from
                                   -----------------------------------------
                                                  Net Realized
                                        Net        Gains from                   Net Asset
                                    Investment     Investment       Total      Value, End     Total
                                      Income      Transactions    Dividends     of Period    Return#
                                    ----------    ------------    ---------    ----------    -------
Year Ended July 31, 2003                 --             --            --        $  7.73         9.81%
Year Ended July 31, 2002                 --          (0.64)        (0.64)       $  7.04       (23.76%)
Year Ended July 31, 2001+             (0.15)         (1.16)        (1.31)       $  9.91        (3.42%)
Period Ended July 31, 2000(a)         (0.02)            --         (0.02)       $ 11.53         0.06%@
Period Ended December 31, 1999(b)     (0.11)         (0.04)        (0.15)       $ 11.54        16.92%@

                                             Ratios (to average net assets)/Supplemental Data
                                      --------------------------------------------------------------
                                                               Expenses                  Net Assets,
                                         Net                   (before        Portfolio    End of
                                      Investment     Net      Reductions/     Turnover     Period
                                        Income    Expenses   Reimbursements)    Rate**     (000's)
                                      ----------  --------   ---------------  ---------  -----------
Year Ended July 31, 2003                (0.02%)     0.66%         1.09%         100%      $ 11,310
Year Ended July 31, 2002                (0.31%)     0.71%         1.12%          50%      $  7,565
Year Ended July 31, 2001+                0.78%      0.79%         1.20%          36%      $  1,393
Period Ended July 31, 2000(a)            0.26%@@    0.86%@@       1.24%@@        22%      $    476
Period Ended December 31, 1999(b)        1.65%@@    0.96%@@       6.10%@@        95%      $    450

  #   Excludes sales charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @   Not annualized.
 @@   Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from January 13, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

AGGRESSIVE GROWTH PORTFOLIO -- B SHARES

Selected data for a share outstanding throughout the period indicated.

                                                          Investment Activities
                                               ---------------------------------------------
                                                              Net Realized and
                                                               Unrealized Gains
                                                                (Losses) from
                                    Net Asset        Net         Investments,
                                      Value,     Investment      Futures, and     Total from
                                    Beginning      Income          Foreign        Investment
                                    of Period      (Loss)        Currencies*      Activities
                                    ---------    ----------    ----------------   ----------
Year Ended July 31, 2003             $  6.87        (0.03)        0.65              0.62
Year Ended July 31, 2002             $  9.77        (0.07)       (2.19)            (2.26)
Year Ended July 31, 2001+            $ 11.42         0.06        (0.44)            (0.38)
Period Ended July 31, 2000(a)        $ 11.47        (0.03)       (0.02)            (0.05)
Period Ended December 31, 1999(b)    $ 10.03         0.07         1.50              1.57

                                            Less Dividends from
                                    -----------------------------------
                                                Net Realized
                                        Net      Gains from               Net Asset
                                    Investment   Investment     Total    Value, End  Total
                                      Income    Transactions  Dividends  of Period   Return#
                                    ----------  ------------  ---------  ----------  -------
Year Ended July 31, 2003                  --           --         --       $  7.49     9.02%
Year Ended July 31, 2002                  --        (0.64)     (0.64)      $  6.87   (24.43%)
Year Ended July 31, 2001+              (0.11)       (1.16)     (1.27)      $  9.77    (4.06%)
Period Ended July 31, 2000(a)             --           --         --       $ 11.42    (0.43%)@
Period Ended December 31, 1999(b)      (0.09)       (0.04)     (0.13)      $ 11.47    15.70%@

                                              Ratios (to average net assets)/Supplemental Data
                                    ---------------------------------------------------------------
                                                             Expenses                   Net Assets,
                                       Net                   (before        Portfolio     End of
                                    Investment     Net      Reductions)     Turnover     Period
                                      Income     Expenses   Reimbursement     Rate**      (000's)
                                    ----------   --------   -------------   ----------  -----------
Year Ended July 31, 2003             (0.78%)      1.40%         1.83%         100%        $ 2,014
Year Ended July 31, 2002             (1.04%)      1.46%         1.87%          50%        $   761
Year Ended July 31, 2001+             0.58%       1.52%         1.93%          36%        $   386
Period Ended July 31, 2000(a)        (0.44%)@@    1.56%@@       1.94%@@        22%        $   390
Period Ended December 31, 1999(b)     0.92%@@     1.52%@@       7.86%@@        95%        $   456

  #   Excludes redemption charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @   Not annualized.
 @@   Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                               [GRAPHIC]

  3435 Stelzer Road
 Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH STRATEGIC PORTFOLIOS:
                GROWTH PORTFOLIO
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                               DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                          Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH STRATEGIC PORTFOLIOS:
                GROWTH PORTFOLIO
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                     [GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and Expenses
---------------------------------------------------------------------------------------------------------------
Carefully review this important                    2   Overview
section, which summarizes the                      3   AmSouth Funds: Strategic Portfolios
Fund's investments, risks, past                    4   Strategic Portfolios: Growth Portfolio
performance, and fees.

                                     [GRAPHIC]  Additional Investment Strategies and Risks
---------------------------------------------------------------------------------------------------------------
Review this section for additional                 8   Investment Strategies
information on investment                          9   Investment Practices
strategies and investment practices               13  Investment Risks
and their risks.

                                     [GRAPHIC]  Fund Management
---------------------------------------------------------------------------------------------------------------
Review this section for details on                15  The Investment Advisor
the people and organizations who                  16  Portfolio Manager
provide services to the Fund.                     16  The Distributor and Administrator

                                     [GRAPHIC]  Shareholder Information
---------------------------------------------------------------------------------------------------------------
Review this section for details on                17  Choosing a Share Class
how shares are valued, how to                     18  Pricing of Fund Shares
purchase, sell and exchange shares,               19  Purchasing and Adding to Your Shares
related charges and payments of                   22  Selling Your Shares
dividends and distributions.                      24  General Policies on Selling Shares
                                                  25  Distribution Arrangements/Sales Charges
                                                  28  Distribution and Service (12b-1) Fees
                                                        and Shareholder Servicing Fees
                                                  29  Exchanging Your Shares
                                                  30  Dividends, Distributions and Taxes

                                     [GRAPHIC]  Other Information About The Fund
---------------------------------------------------------------------------------------------------------------
                                                  32  Financial Highlights

[GRAPHIC]     Description of the Fund -- Objectives,
              Risk/Return and Expenses                                  Overview

The Fund The AmSouth Funds Strategic Portfolio: Growth Portfolio (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities of the Underlying Funds held by the Fund. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Underlying Funds own and the markets where the securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC]     Description of the Fund -- Objectives,              AmSouth Funds:
              Risk/Return and Expenses                      Strategic Portfolios

                         The Fund is one of four AmSouth Funds Strategic Portfolios ("Strategic Portfolios"). The Strategic Portfolios are "funds of funds" that invest substantially all their assets in Class I Shares of other Funds of the AmSouth Funds ("Underlying Funds"), whose objectives, strategies, and risks are described in a separate prospectus. The Underlying Funds include the series that comprise the AmSouth Equity Funds, the AmSouth Bond Funds and the AmSouth Money Market Funds.

Who May Want to Invest   Consider investing in the Fund and other Strategic
                         Portfolios if you are:

                              o seeking the benefits of asset allocation and risk-reducing diversification

                              o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                              o seeking to spread your investment among many different mutual funds that match your goals in one simple package

                         The Fund and other Strategic Portfolios may not be appropriate if you are:

                              o    pursuing a short-term goal or investing
                                   emergency reserves

                              o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives,             AmSouth Strategic Portfolios:
Risk/Return and Expenses                                        Growth Portfolio

                         Risk/Return Summary

Investment Objective     The Fund seeks to provide investors with long-term
                         capital growth.

Principal                The Fund allocates its assets among the Underlying
Investment Strategies    Funds within predetermined strategy ranges, as set
                         forth below. The Advisor makes allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying
                         Funds.

                         Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                         Underlying Fund                 Allocation Range

                          Value Fund                         0%-15%
                          Select Equity Fund                 0%-15%
                          Enhanced Market Fund               0%-20%
                          Large Cap Fund                     0%-15%
                          Capital Growth Fund                0%-15%
                          Mid Cap Fund                       0%-15%
                          Small Cap Fund                     0%-15%
                          International Equity Fund          0%-15%
                          Government Income Fund             0%-15%
                          Bond Fund                          0%-15%
                          Limited Term Bond Fund             0%-15%
                          Prime Money Market Fund            0%-5%

                         The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described in a separate prospectus.

                         For more information about the Fund, please see the Additional Investment Strategies and Risks on page 8 or consult the SAI.

Principal                The Fund's investments are invested in the Underlying
Investment Risks         Funds, so the Fund's investment performance is directly
                         related to the performance of those Underlying Funds.
                         Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                         The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

->

Description of the Fund -- Objectives,             AmSouth Strategic Portfolios:
Risk/Return and Expenses                                      Growth Portfolio

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500(R). The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(2)

                                   [CHART]

2000       0.59%
2001      -5.77%
2002     -13.63%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 11.94%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:      6.88%  12/31/02
          Worst quarter:   -12.73%   9/30/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31,2002)(1)

->

                                                       1      Since Inception
                                                      Year      (2/11/99)
                                                   --------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                             -18.38%       -4.33%
                                                   --------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)    -18.56%       -4.01%
                                                   --------------------------
Class A Shares Return After Taxes on Distributions    -18.69%       -5.57%
                                                   --------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                               -11.27%       -3.73%
                                                   --------------------------
S&P 500(R) Index                                      -22.09%       -7.77%
------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 2/1/99 to 3/12/00 of the ISG Growth Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 2/11/99 and 2/15/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,             AmSouth Strategic Portfolios:
Risk/Return and Expenses                                        Growth Portfolio

As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses      Class A       Class B
(expenses paid by you directly)(1)     Shares        Shares

Maximum Sales Charge
(Load) on Purchases                   5.50%(2)      None
------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                         None          5.00%(3)
------------------------------------------------------------
Redemption Fee(4)                     2.00%         2.00%

Annual Fund Operating Expenses       Class A       Class B
(fees paid from Fund assets)          Shares        Shares

Management Fee                        0.20%         0.20%
------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                           None          0.75%
------------------------------------------------------------
Other Expenses(5)                     0.86%         0.86%
------------------------------------------------------------
 Total Fund Operating Expenses(5)     1.06%         1.81%
------------------------------------------------------------
Fee Waiver and/or Expense
Reimbursement(6)                     -0.10%        -0.10%
------------------------------------------------------------
  Net Expenses(6)                     0.96%         1.71%
------------------------------------------------------------
(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.41% for Class A Shares and 0.41% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.61%; and Class B Shares, 1.36%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

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6

Description of the Fund -- Objectives,             AmSouth Strategic Portfolios:
Risk/Return and Expenses                                        Growth Portfolio

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                AmSouth Strategic Portfolios: Growth Portfolio

 Class A Shares*     2.34%
--------------------------
 Class B Shares*     3.09%
--------------------------

* Certain expenses for each of the Underlying Funds are limited by the Adviser. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolio: Growth Portfolio, total expenses for each class are: Class A Shares, 1.64% and Class B Shares, 2.39%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                            1        3          5         10
                          Year     Years      Years      Years
Class A Shares           $ 774    $ 1,240    $ 1,732    $ 3,079
----------------------------------------------------------------
Class B Shares
Assuming redemption      $ 812    $ 1,254    $ 1,820    $ 3,228
Assuming no redemption   $ 312    $  954     $ 1,620    $ 3,228
----------------------------------------------------------------

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                                                                               7

[GRAPHIC]  Additional Investment Strategies and Risks

The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Fund. The Fund has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that the Fund's asset class benchmark percentage will be as follows:

                              Benchmark Percentages
                  Underlying Fund                Growth
                    Asset Class                Portfolio
                 -------------------           ---------
                  Equity Funds                    70%
                  Bond Funds                      29%
                  Money Market Funds               1%

These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

The Fund may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the Fund invests in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

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8

Additional Investment Strategies and Risks

Investment Practices

The Underlying Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Underlying Funds are authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

                    Fund Name                               Fund Code
                    ------------------------------------    ---------
                      Balanced Fund                             1
                      Enhanced Market Fund                      2
                      Value Fund                                3
                      Select Equity Fund                        4
                      Small Cap Fund                            5
                      Bond Fund                                 6
                      Government Income Fund                    7
                      Limited Term Bond Fund                    8
                      Florida Tax-Exempt Fund                   9
                      Municipal Bond Fund                      10
                      International Equity Fund                11
                      Mid Cap Fund                             12
                      Capital Growth Fund                      13
                      Large Cap Fund                           14
                      Tennessee Tax-Exempt Fund                15
                      Prime Money Market Fund                  16
                      Tax-Exempt Money Market Fund             17
                      Treasury Reserve Money Market Fund       18

Instrument                                                                              Fund Code     Risk Type
----------------------------------------------------------------------------------   -------------    ------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a                      1-5,11-14      Market
company held by a U.S. bank that issues a receipt evidencing ownership.                               Political
                                                                                                      Foreign Investment

Asset-Backed Securities: Securities secured by company receivables, home              1,6-8,13,16     Pre-payment
equity loans, truck and auto loans, leases, credit card receivables and other                         Market
securities backed by other types of receivables or other assets.                                      Credit
                                                                                                      Interest Rate
                                                                                                      Regulatory
                                                                                                      Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted            1-6,8-17      Credit
by a commercial bank. Maturities are generally six months or less.                                    Liquidity
                                                                                                      Market
                                                                                                      Interest Rate

Bonds: Interest-bearing or discounted government or corporate securities that          1,6-10,15      Interest Rate
obligate the issuer to pay the bondholder a specified sum of money, usually at                        Market
specific intervals, and to repay the principal amount of the loan at maturity,                        Credit
which is generally 90 days or more. The Funds will only purchase bonds that are high- grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

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                                                                               9

Additional Investment Strategies and Risks

Instrument                                                                           Fund Code        Risk Type
----------------------------------------------------------------------------------   --------------   ------------------
Call Options: A call option gives the buyer the right to buy, and obligates the      1-4,6-8,11-14    Management
seller of the option to sell, a security at a specified price. The Funds will sell                    Liquidity
only covered call options.                                                                            Credit
                                                                                                      Market
                                                                                                      Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.               1,6-11,15-17    Market
                                                                                                      Credit
                                                                                                      Liquidity
                                                                                                      Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes                      1-17         Credit
issued by corporations and other entities. Maturities generally vary from a few                       Liquidity
days to nine months.                                                                                  Market
                                                                                                      Interest Rate

Common Stock: Shares of ownership of a company.                                        1-5,11-14      Market

Convertible Securities: Bonds or preferred stock that convert to common                1-6,8,11-14    Market
stock.                                                                                                Credit

Demand Features: Securities that are subject to puts and standby                     1,6,8-11,15-17   Market
commitments to purchase the securities at a fixed price (usually with accrued                         Liquidity
interest) within a fixed period of time following demand by a Fund.                                   Management

Foreign Securities: Stocks issued by foreign companies, as well as commercial         1-5,11-14,16    Market
paper of foreign issuers and obligations of foreign banks, overseas branches of                       Political
U.S. banks and supranational entities.                                                                Liquidity
                                                                                                      Foreign Investment

Funding Agreements: Also known as guaranteed investment contracts, an                  1,6-8,11,16    Liquidity
agreement where a Fund invests an amount of cash with an insurance                                    Credit
company and the insurance company credits such investment on a monthly                                Market
basis with guaranteed interest which is based on an index. These agreements                           Interest Rate
provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Futures and Related Options: A contract providing for the future sale and             1,2,4,6,8,11    Management
purchase of a specified amount of a specified security, class of securities, or an                    Market Credit
index at a specified time in the future and at a specified price.                                     Liquidity
                                                                                                      Leverage

Global Depository Receipts (GDRs): Receipt for shares in a foreign-based                   11         Market
corporation traded in capital markets around the world.                                               Political
                                                                                                      Liquidity
                                                                                                      Foreign Investment

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10

Additional Investment Strategies and Risks

Instrument                                                                             Fund Code      Risk Type
----------------------------------------------------------------------------------   -------------    ------------------
Investment Company Securities: Shares of investment companies. A Fund                    1-18         Market
may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies' for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt                 1-15         Market
securities that have remaining maturities of one year or less. These securities                       Credit
may include U.S. government obligations, commercial paper and other short-
term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment Company
Act and that invest exclusively in money market instruments.

Mortgage-Backed Securities: Debt obligations secured by real estate loans              1,6,7,16       Pre-payment
and pools of loans. These include collateralized mortgage obligations and real                        Market
estate mortgage investment conduits.                                                                  Credit
                                                                                                      Regulatory

Municipal Securities: Securities issued by a state or political subdivision to        1,9,10,15,17    Market
obtain funds for various public purposes. Municipal securities include private                        Credit
activity bonds and industrial development bonds, as well as general obligation                        Political
bonds, tax anticipation notes, bond anticipation notes, revenue anticipation                          Tax Regulatory
notes, project notes, other short-term tax-exempt obligations, municipal                              Interest Rate
leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Preferred Stocks: Preferred Stocks are equity securities that generally pay            1-8,11-14      Market
dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Put Options. A put option gives the buyer the right to sell, and obligates the           3,7,8        Management
seller of the option to buy a security at a specified price. The Funds will sell                      Liquidity Credit
only secured put options.                                                                             Leverage Market

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                                                                              11

Additional Investment Strategies and Risks

Instrument                                                                             Fund Code      Risk Type
----------------------------------------------------------------------------------   -------------    ----------------
Repurchase Agreements: The purchase of a security and the simultaneous               1-8,11-14,16-18  Market Leverage
commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous           1,2,4-7,16-18    Market Leverage
commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In            1-18        Market Leverage
return, the Fund will receive cash, other securities, and/or letters of credit. A                     Liquidity Credit
Fund may invest in securities of investment companies that are exempt from registration under the Investment Company Act and invest exclusively in money market instruments.

Tax-Exempt Commercial Paper: Commercial paper issued by governments,                       17         Credit Liquidity
and/or letters of credit.                                                                             Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the              1,6-17       Liquidity Credit
deposit of funds.                                                                                     Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and         1,6,15-17      Market
certificates of accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and                  1,6-10,15-18    Market Credit
instrumentalities of the U.S. government. These include the Government                                Interest Rate
National Mortgage Association ("GNMA"), the Federal National Mortgage
Association ("FNMA") and the Federal Home Loan Mortgage Corporation
("FHLMC").

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered              1-18        Market
interest and principal securities, and coupons under bank entry safekeeping.

Variable Amount Master Demand Notes: Unsecured demand notes that                         16-18        Credit
permit the indebtedness to vary and provide for periodic adjustments in the                           Liquidity
interest rate according to the terms of the instrument. Because master demand                         Interest Rate
notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Variable and Floating Rate Instruments: Obligations with interest rates which        1,6-8,11,15-17   Credit
are reset daily, weekly, quarterly or some other period and which may be                              Liquidity
payable to the Fund on demand.                                                                        Market
                                                                                                      Interest Rate

Warrants: Securities, typically issued with preferred stock or bonds, that give        1-5,11-14      Market
the holder the right to buy a proportionate amount of common stock at a                               Credit
specified price.

When-Issued Securities and Forward Commitments: Purchase or contract to                   1-17        Market
purchase securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                                      Liquidity
                                                                                                      Credit

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12

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Underlying Funds may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

    Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

    Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                              13

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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14

[GRAPHIC]    Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to certain of the Underlying Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub- advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.10% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

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                                                                              15

Fund Management

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

->

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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16

[GRAPHIC]   Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund -- Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              17

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets - Liabilities
                          ---------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
-------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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18

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                   Minimum
                               Minimum Initial    Subsequent
Account type                     Investment       Investment
Class A or Class B
------------------------------------------------------------
Regular                          $ 1,000            $   0
------------------------------------------------------------
Automatic Investment Plan        $   250            $ 100

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              19

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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20

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              21

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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22

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              23

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

          o    redemptions of shares held in certain omnibus accounts;

          o    retirement plans that cannot implement the redemption fee;

          o    certain wire order redemptions;

          o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

          o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

          The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

          The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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24

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
            Your                  as a % of          as a % of
         Investment            Offering Price     Your Investment
Up to $49,999                      5.50%              5.82%
-----------------------------------------------------------------
$50,000 up to $99,999              4.50%              4.71%
-----------------------------------------------------------------
$100,000 up to $249,999            3.50%              3.63%
-----------------------------------------------------------------
$250,000 up to $499,999            2.50%              2.56%
-----------------------------------------------------------------
$500,000 up to $999,999            1.50%              1.52%
-----------------------------------------------------------------
$1,000,000 and above               0.00%              0.00%

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                                                                              25

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

  Years          CDSC as a % of
  Since          Dollar Amount
 Purchase      Subject to Charge*
   0-1              5.00%
   1-2              4.00%
   2-3              3.00%
   3-4              3.00%
   4-5              2.00%
   5-6              1.00%
more than 6          None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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26

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

GROWTH PORTFOLIO -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                            Investment Activities
                                                 -------------------------------------------
                                                                Net Realized and
                                                                Unrealized Gains
                                                                 (Losses) from
                                     Net Asset        Net         Investments,
                                       Value,     Investment      Futures, and     Total from
                                     Beginning      Income          Foreign        Investment
                                     of Period      (Loss)        Currencies*      Activities
                                     ---------    ----------    ----------------   ----------
Year Ended July 31, 2003              $  7.59         0.07            0.62             0.69
Year Ended July 31, 2002              $  9.38         0.08           (1.48)           (1.40)
Year Ended July 31, 2001+             $ 10.47         0.23           (0.42)           (0.19)
Period Ended July 31, 2000(a)         $ 10.58         0.07           (0.11)           (0.04)
Period Ended December 31, 1999(b)     $  9.93         0.14            0.73             0.87

                                              Less Dividends from
                                    -----------------------------------------
                                                   Net Realized
                                         Net        Gains from                   Net Asset
                                     Investment     Investment       Total      Value, End     Total
                                       Income      Transactions    Dividends     of Period    Return#
                                     ----------    ------------    ---------    ----------    -------
Year Ended July 31, 2003                (0.07)           --          (0.07)      $  8.21        9.18%
Year Ended July 31, 2002                (0.09)        (0.30)         (0.39)      $  7.59      (15.49%)
Year Ended July 31, 2001+               (0.23)        (0.67)         (0.90)      $  9.38       (2.04%)
Period Ended July 31, 2000(a)           (0.07)           --          (0.07)      $ 10.47       (0.43%)@
Period Ended December 31, 1999(b)       (0.14)        (0.08)         (0.22)      $ 10.58        8.85%@

                                                Ratios (to average net assets)/Supplemental Data
                                     ------------------------------------------------------------------------
                                                                       Expenses                   Net Assets,
                                          Net                          (before        Portfolio     End of
                                      Investment         Net          Reductions/      Turnover     Period
                                        Income         Expenses     Reimbursements)     Rate**      (000's)
                                     -----------       --------     ---------------   ---------   -----------
 Year Ended July 31, 2003               0.94%            0.61%           1.06%          128%        $10,978
 Year Ended July 31, 2002               0.96%            0.71%           1.14%           63%        $ 4,448
 Year Ended July 31, 2001+              2.31%            0.78%           1.22%           38%        $   981
 Period Ended July 31, 2000(a)          1.27%@@          0.86%@@         1.25%@@         97%        $   763
 Period Ended December 31, 1999(b)      2.44%@@          0.94%@@         9.41%@@         76%        $   164

  #  Excludes sales charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31. (b) For the period from February 11, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

GROWTH PORTFOLIO -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                             Investment Activities
                                                  -------------------------------------------
                                                                Net Realized and
                                                                Unrealized Gains
                                                                 (Losses) from
                                     Net Asset        Net         Investments,
                                       Value,     Investment      Futures, and     Total from
                                     Beginning      Income          Foreign        Investment
                                     of Period      (Loss)        Currencies*      Activities
                                     ---------    ----------    ----------------   ----------
Year Ended July 31, 2003              $  7.55        0.01             0.62             0.63
Year Ended July 31, 2002              $  9.34        0.02            (1.48)           (1.46)
Year Ended July 31, 2001+             $ 10.44        0.15            (0.41)           (0.26)
Period Ended July 31, 2000(a)         $ 10.57        0.03            (0.12)           (0.09)
Period Ended December 31, 1999(b)     $  9.84        0.12             0.81             0.93

                                              Less Dividends from
                                     --------------------------------------
                                                  Net Realized
                                         Net       Gains from                   Net Asset
                                     Investment    Investment       Total      Value, End     Total
                                       Income     Transactions    Dividends     of Period    Return#
                                     ----------   ------------    ---------    -----------   -------
Year Ended July 31, 2003                (0.02)           --         (0.02)       $  8.16       8.39%
Year Ended July 31, 2002                (0.03)        (0.30)        (0.33)       $  7.55     (16.13%)
Year Ended July 31, 2001+               (0.17)        (0.67)        (0.84)       $  9.34      (2.82%)
Period Ended July 31, 2000(a)           (0.04)           --         (0.04)       $ 10.44      (0.84%)@
Period Ended December 31, 1999(b)       (0.12)        (0.08)        (0.20)       $ 10.57       9.48%@

                                                Ratios (to average net assets)/Supplemental Data
                                     ----------------------------------------------------------------------
                                                                  Expenses                     Net Assets,
                                         Net                       (before         Portfolio     End of
                                     Investment         Net       Reductions/      Turnover     Period
                                       Income        Expenses   Reimbursements)     Rate**      (000's)
                                     ----------      --------   ---------------    ---------   ----------
Year Ended July 31, 2003                0.19%         1.36%          1.81%           128%        $4,491
Year Ended July 31, 2002                0.22%         1.45%          1.89%            63%        $1,886
Year Ended July 31, 2001+               1.53%         1.53%          1.97%            38%        $1,710
Period Ended July 31, 2000(a)           0.46%@@       1.56%@@        1.97%@@          97%        $1,241
Period Ended December 31, 1999(b)       2.14%@@       1.55%@@        6.75%@@          76%        $  998

  #  Excludes redemption charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from February 15, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH STRATEGIC PORTFOLIOS:
                GROWTH AND INCOME PORTFOLIO
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                          Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH STRATEGIC PORTFOLIOS:
                GROWTH AND INCOME PORTFOLIO
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                     [GRAPHIC]   Description of the Fund -- Objectives, Risk/Return and Expenses
-----------------------------------------------------------------------------------------------------------------
Carefully review this important                    2  Overview
section, which summarizes the                      3  AmSouth Funds: Strategic Portfolios
Fund's investments, risks, past                    4  AmSouth Strategic Portfolios: Growth and Income Portfolio
performance, and fees.

                                     [GRAPHIC]   Additional Investment Strategies and Risks
-----------------------------------------------------------------------------------------------------------------
Review this section for additional                 8  Investment Strategies
information on investment                          9  Investment Practices
strategies and investment practices               13  Investment Risks
and their risks.

                                     [GRAPHIC]   Fund Management
-----------------------------------------------------------------------------------------------------------------
Review this section for details on                15  The Investment Advisor
the people and organizations who                  16  Portfolio Manager
provide services to the Fund.                     16  The Distributor and Administrator

                                     [GRAPHIC]   Shareholder Information
-----------------------------------------------------------------------------------------------------------------
Review this section for details on                17  Choosing a Share Class
how shares are valued, how to                     18  Pricing of Fund Shares
purchase, sell and exchange shares,               19  Purchasing and Adding to Your Shares
related charges and payments of                   22  Selling Your Shares
dividends and distributions.                      24  General Policies on Selling Shares
                                                  25  Distribution Arrangements/Sales Charges
                                                  28  Distribution and Service (12b-1) Fees
                                                        and Shareholder Servicing Fees
                                                  29  Exchanging Your Shares
                                                  30  Dividends, Distributions and Taxes

                                     [GRAPHIC]   Other Information About The Fund
-----------------------------------------------------------------------------------------------------------------
                                                  32  Financial Highlights

[GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and       Overview
           Expenses

The Fund The AmSouth Funds Strategic Portfolio: Growth and Income Portfolio (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities of the Underlying Funds held by the Fund. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Underlying Funds own and the markets where the securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC]  Description of the Fund -- Objectives,                 AmSouth Funds:
           Risk/Return and Expenses                         Strategic Portfolios

                      The Fund is one of four AmSouth Funds Strategic Portfolios ("Strategic Portfolios"). The Strategic Portfolios are "funds of funds" that invest substantially all of their assets in Class I Shares of other series of the AmSouth Funds ("Underlying Funds"), whose objectives, strategies, and risks are described in a separate prospectus. The Underlying Funds include the series that comprise the AmSouth Equity Funds, the AmSouth Bond Funds and the AmSouth Money Market Funds.

Who May Want to       Consider investing in the Fund and other Strategic
Invest                Portfolios if you are:

                           o seeking the benefits of asset allocation and risk-reducing diversification

                           o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                           o seeking to spread your investment among many different mutual funds that match your goals in one simple package

                      The Fund and other Strategic Portfolios may not be appropriate if you are:

                           o pursuing a short-term goal or investing emergency reserves

                           o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives,             AmSouth Strategic Portfolios:
Risk/Return and Expenses                             Growth and Income Portfolio

                       Risk/Return Summary

Investment Objective   The Fund seeks to provide investors with long-term
                       capital growth and a moderate level of current income.

Principal              The Fund allocates its assets among the Underlying Funds
Investment Strategies  within predetermined strategy ranges, as set forth below.
                       The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                       Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                        Underlying Fund                Allocation Range
                        Value Fund                         0%-15%
                        Select Equity Fund                 0%-10%
                        Enhanced Market Fund               0%-15%
                        Large Cap Fund                     0%-10%
                        Capital Growth Fund                0%-15%
                        Mid Cap Fund                       0%-10%
                        Small Cap Fund                     0%-10%
                        International Equity Fund          0%-10%
                        Government Income Fund             0%-20%
                        Bond Fund                          0%-20%
                        Limited Term Bond Fund             0%-20%
                        Prime Money Market Fund            0%-5%

                       The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described in a separate prospectus.

                       For more information about the Fund, please see the Additional Investment Strategies and Risks on page 8 or consult the SAI.

Principal              The Fund's investments are invested in the Underlying
Investment Risks       Funds, so the Fund's investment performance is directly
                       related to the performance of those Underlying Funds.
                       Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                       The Fund invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                       The Fund also invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

->

Description of the Fund -- Objectives,            AmSouth Strategic Portfolios:
Risk/Return and Expenses                          Growth and Income Portfolio

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

2000   4.21%
  01  -2.29%
2002  -8.54%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 9.87%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:      5.69%  12/31/02
          Worst quarter:    -8.83%   9/30/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                                                         1      Since Inception
                                                        Year       (1/27/99)
                                                      -------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                              -13.59%      -2.00%
                                                      -------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)     -13.67%      -1.51%
                                                      -------------------------
Class A Shares Return After Taxes on Distributions     -14.24%      -3.34%
                                                      -------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                 -8.33%      -1.96%
                                                      -------------------------
S&P 500(R) Index                                       -22.09%      -7.18%
                                                      -------------------------
Merrill Lynch Government/Corporate
Master Index                                            10.95%       7.20%
-------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

(2) The quoted returns reflect the performance from 1/27/99 to 3/12/00 of the ISG Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Strategic Portfolios: Growth and Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 3/8/99 and 1/27/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,            AmSouth Strategic Portfolios:
Risk/Return and Expenses                           Growth and Income Portfolio

As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge
Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses            Class A               Class B
(expenses paid by you directly)(1)          Shares                Shares

Maximum Sales Charge
(Load) on Purchases                          5.50%(2)                None
-------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                None                    5.00%(3)
-------------------------------------------------------------------------
Redemption Fee(4)                            2.00%                   2.00%

Annual Fund Operating Expenses              Class A               Class B
(fees paid from Fund assets)                Shares                Shares

Management Fee                                 0.20%                 0.20%
-------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                                    None                  0.75%
-------------------------------------------------------------------------
Other Expenses(5)                              0.66%                 0.66%
-------------------------------------------------------------------------
 Total Fund Operating Expenses(5)              0.86%                 1.61%
-------------------------------------------------------------------------
Fee Waiver and/or Expense
Reimbursement(6)                              -0.10%                -0.10%
-------------------------------------------------------------------------
 Net Expenses(6)                               0.76%                 1.51%
-------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.42% for Class A Shares and 0.42% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.62% and Class B Shares, 1.37%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

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6

Description of the Fund --                        AmSouth Strategic Portfolios:
Objectives, Risk/Return and Expenses              Growth and Income Portfolio

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

           AmSouth Strategic Portfolios: Growth and Income Portfolio

Class A Shares*     2.11%
------------------------
Class B Shares*     2.86%
------------------------

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.61% and Class B Shares, 2.36%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
    o     $10,000 investment
    o     5% annual return
    o     no changes in the Fund's operating expenses
    o     redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                            1         3           5          10
                           Year     Years       Years       Years
Class A Shares             $752     $1,175      $1,622      $2,857
-------------------------------------------------------------------
Class B Shares
Assuming redemption        $789     $1,186      $1,708      $3,008
Assuming no redemption     $289     $  886      $1,508      $3,008
-------------------------------------------------------------------

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                                                                               7

[GRAPHIC]  Additional Investment Strategies and Risks

The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Fund. The Fund has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that the Fund's asset class benchmark percentage will be as follows:

                              Benchmark Percentages

                                                      Growth and
                        Underlying Fund                 Income
                           Asset Class                Portfolio
                        ------------------           ------------
                        Equity Funds                     55%
                        Bond Funds                       44%
                        Money Market Funds                1%

These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

The Fund may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the Fund invests in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

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8

Additional Investment Strategies and Risks

Investment Practices

The Underlying Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Underlying Funds are authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

               Fund Name                                     Fund Code
               ----------------------------------------     ----------
               Balanced Fund                                     1
               Enhanced Market Fund                              2
               Value Fund                                        3
               Select Equity Fund                                4
               Small Cap Fund                                    5
               Bond Fund                                         6
               Government Income Fund                            7
               Limited Term Bond Fund                            8
               Florida Tax-Exempt Fund                           9
               Municipal Bond Fund                              10
               International Equity Fund                        11
               Mid Cap Fund                                     12
               Capital Growth Fund                              13
               Large Cap Fund                                   14
               Tennessee Tax-Exempt Fund                        15
               Prime Money Market Fund                          16
               Tax-Exempt Money Market Fund                     17
               Treasury Reserve Money Market Fund               18

Instrument                                                                              Fund Code     Risk Type
-----------------------------------------------------------------------------------   ------------    --------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a                      1-5,11-14      Market
company held by a U.S. bank that issues a receipt evidencing ownership.                               Political
                                                                                                      Foreign Investment

Asset-Backed Securities: Securities secured by company receivables, home              1,6-8,13,16     Pre-payment
equity loans, truck and auto loans, leases, credit card receivables and other                         Market
securities backed by other types of receivables or other assets.                                      Credit
                                                                                                      Interest Rate
                                                                                                      Regulatory
                                                                                                      Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted            1-6,8-17      Credit
by a commercial bank. Maturities are generally six months or less.                                    Liquidity
                                                                                                      Market
                                                                                                      Interest Rate

Bonds: Interest-bearing or discounted government or corporate securities that          1,6-10,15      Interest Rate
obligate the issuer to pay the bondholder a specified sum of money, usually at                        Market
specific intervals, and to repay the principal amount of the loan at maturity,                        Credit
which is generally 90 days or more. The Funds will only purchase bonds that are high- grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

->

Additional Investment Strategies and Risks

Instrument                                                                                Fund Code       Risk Type
-----------------------------------------------------------------------------------    ---------------    --------------------
Call Options: A call option gives the buyer the right to buy, and obligates the         1-4,6-8,11-14     Management
seller of the option to sell, a security at a specified price. The Funds will sell                        Liquidity
only covered call options.                                                                                Credit
                                                                                                          Market
                                                                                                          Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.                 1,6-11,15-17      Market
                                                                                                          Credit
                                                                                                          Liquidity
                                                                                                          Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes                         1-17          Credit
issued by corporations and other entities. Maturities generally vary from a few                           Liquidity
days to nine months.                                                                                      Market
                                                                                                          Interest Rate

Common Stock: Shares of ownership of a company.                                           1-5,11-14       Market

Convertible Securities: Bonds or preferred stock that convert to common                  1-6,8,11-14      Market
stock.                                                                                                    Credit

Demand Features: Securities that are subject to puts and standby                       1,6,8-11,15-17     Market
commitments to purchase the securities at a fixed price (usually with accrued                             Liquidity
interest) within a fixed period of time following demand by a Fund.                                       Management

Foreign Securities: Stocks issued by foreign companies, as well as commercial           1-5,11-14,16      Market
paper of foreign issuers and obligations of foreign banks, overseas branches of                           Political
U.S. banks and supranational entities.                                                                    Liquidity
                                                                                                          Foreign Investment

Funding Agreements: Also known as guaranteed investment contracts, an                    1,6-8,11,16      Liquidity
agreement where a Fund invests an amount of cash with an insurance                                        Credit
company and the insurance company credits such investment on a monthly                                    Market
basis with guaranteed interest which is based on an index. These agreements                               Interest Rate
provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Futures and Related Options: A contract providing for the future sale and               1,2,4,6,8,11      Management
purchase of a specified amount of a specified security, class of securities, or an                        Market Credit
index at a specified time in the future and at a specified price.                                         Liquidity
                                                                                                          Leverage

Global Depository Receipts (GDRs): Receipt for shares in a foreign-based                     11           Market
corporation traded in capital markets around the world.                                                   Political
                                                                                                          Liquidity
                                                                                                          Foreign Investment

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10

Additional Investment Strategies and Risks

Instrument                                                                               Fund Code      Risk Type
------------------------------------------------------------------------------------   -------------    ----------------------
Investment Company Securities: Shares of investment companies. A Fund                      1-18         Market
may invest up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies' for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor.
A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt                   1-15         Market
securities that have remaining maturities of one year or less. These securities                         Credit
may include U.S. government obligations, commercial paper and other short-
term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment Company
Act and that invest exclusively in money market instruments.

Mortgage-Backed Securities: Debt obligations secured by real estate loans                1,6,7,16       Pre-payment
and pools of loans. These include collateralized mortgage obligations and real                          Market
estate mortgage investment conduits.                                                                    Credit
                                                                                                        Regulatory

Municipal Securities: Securities issued by a state or political subdivision to         1,9,10,15,17     Market
obtain funds for various public purposes. Municipal securities include private                          Credit
activity bonds and industrial development bonds, as well as general obligation                          Political
bonds, tax anticipation notes, bond anticipation notes, revenue anticipation                            Tax Regulatory
notes, project notes, other short-term tax-exempt obligations, municipal                                Interest Rate
leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Preferred Stocks: Preferred Stocks are equity securities that generally pay              1-8,11-14      Market
dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Put Options. A put option gives the buyer the right to sell, and obligates the             3,7,8        Management
seller of the option to buy a security at a specified price. The Funds will sell                        Liquidity Credit
only secured put options.                                                                               Leverage Market

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                                                                              11

Additional Investment Strategies and Risks

Instrument                                                                                Fund Code       Risk Type
----------------------------------------------------------------------------------   -----------------    ------------------
Repurchase Agreements: The purchase of a security and the simultaneous                1-8,11-14,16-18     Market Leverage
commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous             1,2,4-7,16-18      Market Leverage
commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In              1-18          Market Leverage
return, the Fund will receive cash, other securities, and/or letters of credit. A                         Liquidity Credit
Fund may invest in securities of investment companies that are exempt from registration under the Investment Company Act and invest exclusively in money market instruments.

Tax-Exempt Commercial Paper: Commercial paper issued by governments,                         17           Credit Liquidity
and/or letters of credit.                                                                                 Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the                1,6-17         Liquidity Credit
deposit of funds.                                                                                         Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and           1,6,15-17        Market
certificates of accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and                    1,6-10,15-18      Market Credit
instrumentalities of the U.S. government. These include the Government                                    Interest Rate
National Mortgage Association ("GNMA"), the Federal National Mortgage
Association ("FNMA") and the Federal Home Loan Mortgage Corporation
("FHLMC").

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered                1-18          Market
interest and principal securities, and coupons under bank entry safekeeping.

Variable Amount Master Demand Notes: Unsecured demand notes that                           16-18          Credit
permit the indebtedness to vary and provide for periodic adjustments in the                               Liquidity
interest rate according to the terms of the instrument. Because master demand                             Interest Rate
notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Variable and Floating Rate Instruments: Obligations with interest rates which          1,6-8,11,15-17     Credit
are reset daily, weekly, quarterly or some other period and which may be                                  Liquidity
payable to the Fund on demand.                                                                            Market
                                                                                                          Interest Rate

Warrants: Securities, typically issued with preferred stock or bonds, that give          1-5,11-14        Market
the holder the right to buy a proportionate amount of common stock at a                                   Credit
specified price.

When-Issued Securities and Forward Commitments: Purchase or contract to                     1-17          Market
purchase securities at a fixed price for delivery at a future date.                                       Leverage
                                                                                                          Liquidity
                                                                                                          Credit

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12

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Underlying Funds may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                              13

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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14

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to certain of the Underlying Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub- advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.10% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

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                                                                              15

Fund Management

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

->

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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16

[GRAPHIC]  Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              17

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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18

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular                              $1,000            $  0
--------------------------------------------------------------
Automatic Investment Plan            $  250            $100
--------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              19

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

--------------------------------------------------------------------------------

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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20

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o    Complete the Automatic Investment Plan portion on your Account
          Application.
          Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              21

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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22

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              23

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

     The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

     The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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24

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                Sales Charge       Sales Charge
          Your                  as a % of          as a % of
       Investment            Offering Price     Your Investment
Up to $49,999                     5.50%              5.82%
-----------------------------------------------------------------
$50,000 up to $99,999             4.50%              4.71%
-----------------------------------------------------------------
$100,000 up to $249,999           3.50%              3.63%
-----------------------------------------------------------------
$250,000 up to $499,999           2.50%              2.56%
-----------------------------------------------------------------
$500,000 up to $999,999           1.50%              1.52%
-----------------------------------------------------------------
$1,000,000 and above              0.00%              0.00%
-----------------------------------------------------------------

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                                                                              25

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years          CDSC as a % of
   Since          Dollar Amount
  Purchase      Subject to Charge*
    0-1               5.00%
    1-2               4.00%
    2-3               3.00%
    3-4               3.00%
    4-5               2.00%
    5-6               1.00%
more than 6           None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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26

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

--------------------------------------------------------------------------------

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

GROWTH AND INCOME PORTFOLIO -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                            Investment Activities
                                                  -------------------------------------------
                                                                Net Realized and
                                                                Unrealized Gains
                                                                 (Losses) from
                                     Net Asset        Net         Investments,
                                       Value,     Investment      Futures, and     Total from
                                     Beginning      Income          Foreign        Investment
                                     of Period      (Loss)        Currencies*      Activities
                                     ---------    ----------    ----------------   ----------
Year Ended July 31, 2003              $  8.33         0.12            0.56             0.68
Year Ended July 31, 2002              $  9.76         0.18           (1.14)           (0.96)
Year Ended July 31, 2001+             $ 10.54         0.24           (0.07)            0.17
Period Ended July 31, 2000(a)         $ 10.48         0.14            0.04             0.18
Period Ended December 31, 1999(b)     $ 10.10         0.11            0.41             0.52

                                              Less Dividends from
                                     ---------------------------------------
                                                   Net Realized
                                         Net        Gains from                   Net Asset
                                     Investment     Investment       Total      Value, End       Total
                                       Income      Transactions    Dividends     of Period      Return#
                                     ----------    ------------    ---------    ----------      -------
Year Ended July 31, 2003               (0.13)            --          (0.13)       $  8.88          8.30%
Year Ended July 31, 2002               (0.19)         (0.28)         (0.47)       $  8.33        (10.17%)
Year Ended July 31, 2001+              (0.32)         (0.63)         (0.95)       $  9.76          1.61%
Period Ended July 31, 2000(a)          (0.12)            --          (0.12)       $ 10.54          1.69%@
Period Ended December 31, 1999(b)      (0.11)         (0.03)         (0.14)       $ 10.48          5.21%@

                                               Ratios (to average net assets)/Supplemental Data
                                    ------------------------------------------------------------------------
                                                                       Expenses                  Net Assets,
                                         Net                           (before       Portfolio    End of
                                     Investment         Net          Reductions/     Turnover     Period
                                       Income         Expenses     Reimbursements)    Rate**     (000's)
                                     ----------       --------    ----------------  ---------    ----------
Year Ended July 31, 2003               1.51%           0.62%           0.86%           135%        $28,745
Year Ended July 31, 2002               2.04%           0.60%           0.82%            69%        $14,312
Year Ended July 31, 2001+              2.44%           0.63%           0.87%            51%        $ 6,535
Period Ended July 31, 2000(a)          2.15%@@         0.72%@@         0.88%@@          21%        $   271
Period Ended December 31, 1999(b)      2.44%@@         0.95%@@         2.27%@@          57%        $   535

  #  Excludes sales charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from March 8, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

GROWTH AND INCOME PORTFOLIO -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                           Investment Activities
                                                -------------------------------------------
                                                               Net Realized and
                                                               Unrealized Gains
                                                                (Losses) from
                                    Net Asset        Net         Investments,
                                      Value,     Investment      Futures, and     Total from
                                    Beginning      Income          Foreign        Investment
                                    of Period      (Loss)        Currencies*      Activities
                                   -----------  ------------  -----------------  ------------
Year Ended July 31, 2003             $  8.32        0.06            0.56             0.62
Year Ended July 31, 2002             $  9.77        0.12           (1.16)           (1.04)
Year Ended July 31, 2001+            $ 10.53        0.24           (0.12)            0.12
Period Ended July 31, 2000(a)        $ 10.50        0.10            0.02             0.12
Period Ended December 31, 1999(b)    $ 10.00        0.08            0.53             0.61

                                             Less Dividends from
                                   ---------------------------------------
                                                  Net Realized
                                        Net        Gains from                   Net Asset
                                    Investment     Investment       Total      Value, End       Total
                                      Income      Transactions    Dividends     of Period      Return#
                                   ------------  --------------  -----------  ------------  -------------
Year Ended July 31, 2003               (0.08)            --         (0.08)       $  8.86          7.45%
Year Ended July 31, 2002               (0.13)         (0.28)        (0.41)       $  8.32        (10.98%)
Year Ended July 31, 2001+              (0.25)         (0.63)        (0.88)       $  9.77          1.09%
Period Ended July 31, 2000(a)          (0.09)            --         (0.09)       $ 10.53          1.13%@
Period Ended December 31, 1999(b)      (0.08)         (0.03)        (0.11)       $ 10.50          6.10%@

                                              Ratios (to average net assets)/Supplemental Data
                                   -----------------------------------------------------------------------
                                                                   Expenses                     Net Assets,
                                      Net                           (before        Portfolio      End of
                                   Investment         Net          Reductions)      Turnover      Period
                                     Income         Expenses     Reimbursements      Rate**       (000's)
                                   -----------      --------     --------------    ---------   -----------
Year Ended July 31, 2003             0.76%            1.37%          1.61%           135%         $3,839
Year Ended July 31, 2002             1.31%            1.35%          1.58%            69%         $1,607
Year Ended July 31, 2001+            2.40%            1.37%          1.60%            51%         $1,656
Period Ended July 31, 2000(a)        1.58%@@          1.40@%@        1.57%@@          21%         $1,613
Period Ended December 31, 1999(b)    1.74%@@          1.52@%@        4.26%@@          57%         $1,725

  #  Excludes redemption charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from January 27, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                         [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH STRATEGIC PORTFOLIOS:
                MODERATE GROWTH AND INCOME
                   PORTFOLIO
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                               DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                          Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH STRATEGIC PORTFOLIOS:
                MODERATE GROWTH AND INCOME
                PORTFOLIO
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                     [GRAPHIC]    Description of the Fund -- Objectives, Risk/Return and Expenses
------------------------------------------------------------------------------------------------------------------
Carefully review this important                       2   Overview
section, which summarizes the                         3   AmSouth Funds: Strategic Portfolios
Fund's investments, risks, past                       4   AmSouth Strategic Portfolios: Moderate Growth and
performance, and fees.                                      Income Portfolio

                                     [GRAPHIC]    Additional Investment Strategies and Risks
------------------------------------------------------------------------------------------------------------------
Review this section for additional                    8   Investment Strategies
information on investment                             9   Investment Practices
strategies and investment practices                  13   Investment Risks
and their risks.

                                     [GRAPHIC]    Fund Management
------------------------------------------------------------------------------------------------------------------
Review this section for details on                   13   The Investment Advisor
the people and organizations who                     14   Portfolio Manager
provide services to the Fund.                        14   The Distributor and Administrator

                                     [GRAPHIC]    Shareholder Information
------------------------------------------------------------------------------------------------------------------
Review this section for details on                   17   Choosing a Share Class
how shares are valued, how to                        18   Pricing of Fund Shares
purchase, sell and exchange shares,                  19   Purchasing and Adding to Your Shares
related charges and payments of                      22   Selling Your Shares
dividends and distributions.                         24   General Policies on Selling Shares
                                                     27   Distribution Arrangements/Sales Charges
                                                     28   Distribution and Service (12b-1) Fees
                                                            and Shareholder Servicing Fees
                                                     29   Exchanging Your Shares
                                                     30   Dividends, Distributions and Taxes

                                     [GRAPHIC]    Other Information About The Fund
------------------------------------------------------------------------------------------------------------------
                                                     31   Financial Highlights

[GRAPHIC]  Description of the Fund -- Objectives,
           Risk/Return and Expenses                                     Overview

The Fund The AmSouth Funds Strategic Portfolio: Moderate Growth and Income Portfolio (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities of the Underlying Funds held by the Fund. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC]  Description of the Fund -- Objectives,                 AmSouth Funds:
           Risk/Return and Expenses                         Strategic Portfolios

                      The Fund is one of four AmSouth Funds Strategic Portfolios ("Strategic Portfolios"). The Strategic Portfolios are "funds of funds" that invest substantially all of their assets in Class I Shares of other series of the AmSouth Funds ("Underlying Funds"), whose objectives, strategies, and risks are described in a separate prospectus. The Underlying Funds include the series that comprise the AmSouth Equity Funds, the AmSouth Bond Funds and the AmSouth Money Market Funds.

Who May Want to       Consider investing in the Fund and other Strategic
Invest                Portfolios if you are:

                           o seeking the benefits of asset allocation and risk-reducing diversification

                           o seeking investment professionals to select and maintain a portfolio of mutual funds for you

                           o seeking to spread your investment among many different mutual funds that match your goals in one simple package

                      The Fund and other Strategic Portfolios may not be appropriate if you are:

                           o    pursuing a short-term goal or investing
                                emergency reserves

                           o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund--                          AmSouth Strategic Portfolios:
Objectives, Risk/Return and Expenses        Moderate Growth and Income Portfolio

                      Risk/Return Summary

Investment            The Fund seeks to provide investors with current income
Objective             and a moderate level of capital growth.

Principal Investment  The Fund allocates its assets among the Underlying Funds
Strategies            within predetermined strategy ranges, as set forth below.
                      The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                      Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the allocation ranges (expressed as a percentage of the Fund's total assets) indicated below:

                       Underlying Fund                  Allocation Range
                       Value Fund                           0%-15%
                       Select Equity Fund                   0%-10%
                       Enhanced Market Fund                 0%-15%
                       Large Cap Fund                       0%-10%
                       Capital Growth Fund                  0%-15%
                       Mid Cap Fund                         0%-10%
                       Small Cap Fund                       0%-10%
                       International Equity Fund            0%-10%
                       Government Income Fund               0%-25%
                       Bond Fund                            0%-25%
                       Limited Term Bond Fund               0%-25%
                       Prime Money Market Fund              0%-5%

                      The Fund's selection of the Underlying Funds in which to invest, as well as the percentage of the Fund's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders. The investment styles of the Underlying Funds are described in a separate Prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 8 or consult the SAI.

Principal             The Fund's investments are invested in the Underlying
Investment Risks      Funds, so the Fund's investment performance is directly
                      related to the performance of those Underlying Funds.
                      Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by such Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

                      The Fund invests in Underlying Funds that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                      The Fund also invests in Underlying Funds that invest primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 8.

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4

Description of the Fund --                         AmSouth Strategic Portfolios:
Objectives, Risk/Return and Expenses        Moderate Growth and Income Portfolio

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500(R) and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Neither Index is available for investment and the performance of each Index does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

2000      5.84%
  01      1.24%
2002     -6.21%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 8.27%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:      5.50%  12/31/02
          Worst quarter:    -6.80%   9/30/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                                                          1      Since Inception
                                                        Year        (1/28/99)
                                                  ------------------------------
Class A Shares(2) Return Before Taxes
(with 5.50% sales charge)                              -11.40%       -0.47%
                                                  ------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)     -11.38%       -0.71%
                                                  ------------------------------
Class A Shares Return After Taxes on Distributions     -12.27%       -1.89%
                                                  ------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                 -6.93%       -0.87%
                                                  ------------------------------
S&P 500(R) Index                                       -22.09%       -7.61%
                                                  ------------------------------
Merrill Lynch Government/Corporate
Master Index                                            10.95%        7.16%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 1/28/99 to 3/12/00 of the ISG Moderate Growth & Income Portfolio, which was an open-end investment company and the predecessor fund to the AmSouth Stragetic Portfolios: Moderate Growth and Income Portfolio. The predecessor fund was managed using substantially the same investment objective, policies and methodologies as the Fund. Class A Shares and Class B Shares were first offered on 2/9/99 and 1/28/99, respectively.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund --                         AmSouth Strategic Portfolios:
Objectives, Risk/Return and Expenses        Moderate Growth and Income Portfolio

As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses       Class A     Class B
(expenses paid by you directly)(1)      Shares      Shares

Maximum Sales Charge
(Load) on Purchases                     5.50%(2)      None
-----------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                             None      5.00%(3)
-----------------------------------------------------------
Redemption Fee(4)                         2.00%       2.00%

Annual Fund Operating Expenses         Class A     Class B
(fees paid from Fund assets)            Shares      Shares

Management Fee                            0.20%       0.20%
-----------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                               None        0.75%
-----------------------------------------------------------
Other Expenses(5)                         0.87%       0.87%
-----------------------------------------------------------
  Total Fund Operating Expenses(5)        1.07%       1.82%
-----------------------------------------------------------
Fee Waiver and/or Expense
Reimbursement(6)                        -0.10%      -0.10%
-----------------------------------------------------------
  Net Expense(6)                         0.97%       1.72%
-----------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.44% for Class A Shares and 0.45% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.64%; and Class B Shares, 1.40%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.
(6) The above amounts reflect a reduction in shareholder servicing fees required by NASD rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

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6

Description of the Fund --                         AmSouth Strategic Portfolios:
Objectives, Risk/Return and Expenses        Moderate Growth and Income Portfolio

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

AmSouth Strategic Portfolios: Growth and Income Portfolio

Class A Shares*           2.29%
--------------------------------
Class B Shares*           3.04%
--------------------------------

* Certain expenses for each of the Underlying Funds are limited by the Advisor. Taking into account the fee waivers and expense reimbursements for the Underlying Funds and the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, total expenses for each class are: Class A Shares, 1.60% and Class B Shares, 2.36%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                              1        3        5         10
                            Year     Years    Years     Years
Class A Shares             $ 769   $ 1,226   $ 1,708   $ 3,031
--------------------------------------------------------------
Class B Shares
Assuming redemption        $ 807   $ 1,239   $ 1,796   $ 3,181
Assuming no redemption     $ 307   $   939   $ 1,596   $ 3,181
--------------------------------------------------------------

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                                                                               7

[GRAPHIC]       Additional Investment Strategies and Risks

The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Fund. The Fund has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that the Fund's asset class benchmark percentage will be as follows:

                              Benchmark Percentages

                                                    Moderate
                                                   Growth and
                  Underlying Fund                   Income
                    Asset Class                    Portfolio
                ------------------              ---------------
                Equity Funds                          45%
                Bond Funds                            54%
                Money Market Funds                     1%

These benchmark percentages are not fundamental investment polices and can be changed without the approval of shareholders.

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

The Fund may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the Fund invests in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

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8

Additional Investment Strategies and Risks

Investment Practices

The Underlying Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Underlying Funds are authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

               Fund Name                                     Fund Code
               ----------------------------------------     ----------
               Balanced Fund                                     1
               Enhanced Market Fund                              2
               Value Fund                                        3
               Select Equity Fund                                4
               Small Cap Fund                                    5
               Bond Fund                                         6
               Government Income Fund                            7
               Limited Term Bond Fund                            8
               Florida Tax-Exempt Fund                           9
               Municipal Bond Fund                              10
               International Equity Fund                        11
               Mid Cap Fund                                     12
               Capital Growth Fund                              13
               Large Cap Fund                                   14
               Tennessee Tax-Exempt Fund                        15
               Prime Money Market Fund                          16
               Tax-Exempt Money Market Fund                     17
               Treasury Reserve Money Market Fund               18

Instrument                                                                             Fund Code    Risk Type
-----------------------------------------------------------------------------------   -----------   ------------------
American Depositary Receipts (ADRs): ADRs are foreign shares of a                      1-5,11-14    Market
company held by a U.S. bank that issues a receipt evidencing ownership.                             Political
                                                                                                    Foreign Investment

Asset-Backed Securities: Securities secured by company receivables, home              1,6-8,13,16   Pre-payment
equity loans, truck and auto loans, leases, credit card receivables and other                       Market
securities backed by other types of receivables or other assets.                                    Credit
                                                                                                    Interest Rate
                                                                                                    Regulatory
                                                                                                    Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted           1-6,8-17     Credit
by a commercial bank. Maturities are generally six months or less.                                  Liquidity
                                                                                                    Market
                                                                                                    Interest Rate

Bonds: Interest-bearing or discounted government or corporate securities that          1,6-10,15    Interest Rate
obligate the issuer to pay the bondholder a specified sum of money, usually at                      Market
specific intervals, and to repay the principal amount of the loan at maturity,                      Credit
which is generally 90 days or more. The Funds will only purchase bonds that are high- grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

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                                                                               9

Additional Investment Strategies and Risks

Instrument                                                                              Fund Code      Risk Type
-----------------------------------------------------------------------------------   --------------   --------------------
Call Options: A call option gives the buyer the right to buy, and obligates the        1-4,6-8,11-14   Management
seller of the option to sell, a security at a specified price. The Funds will sell                     Liquidity
only covered call options.                                                                             Credit
                                                                                                       Market
                                                                                                       Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.                1,6-11,15-17    Market
                                                                                                       Credit
                                                                                                       Liquidity
                                                                                                       Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by              1-17        Credit
corporations and other entities. Maturities generally vary from a few days to nine                     Liquidity
months.                                                                                                Market
                                                                                                       Interest Rate

Common Stock: Shares of ownership of a company.                                          1-5,11-14     Market

Convertible Securities: Bonds or preferred stock that convert to common stock.          1-6,8,11-14    Market
                                                                                                       Credit

Demand Features: Securities that are subject to puts and standby                      1,6,8-11,15-17   Market
commitments to purchase the securities at a fixed price (usually with accrued                          Liquidity
interest) within a fixed period of time following demand by a Fund.                                    Management

Foreign Securities: Stocks issued by foreign companies, as well as commercial          1-5,11-14,16    Market
paper of foreign issuers and obligations of foreign banks, overseas branches of                        Political
U.S. banks and supranational entities.                                                                 Liquidity
                                                                                                       Foreign Investment

Funding Agreements: Also known as guaranteed investment contracts, an agreement         1,6-8,11,16    Liquidity
where a Fund invests an amount of cash with an insurance company and the                               Credit
insurance company credits such investment on a monthly basis with guaranteed                           Market
interest which is based on an index. These agreements provide that the                                 Interest Rate
guaranteed interest will not be less than a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Futures and Related Options: A contract providing for the future sale and              1,2,4,6,8,11    Management
purchase of a specified amount of a specified security, class of securities, or                        Market Credit
an index at a specified time in the future and at a specified price.                                   Liquidity
                                                                                                       Leverage

Global Depository Receipts (GDRs): Receipt for shares in a foreign-based                    11         Market
corporation traded in capital markets around the world.                                                Political
                                                                                                       Liquidity
                                                                                                       Foreign Investment

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10

Additional Investment Strategies and Risks

Instrument                                                                              Fund Code     Risk Type
-----------------------------------------------------------------------------------   -------------   ----------------
Investment Company Securities: Shares of investment companies. A Fund may invest          1-18        Market
up to 5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order.
These registered investment companies may include money market funds of AmSouth
Funds and shares of other registered investment companies' for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt                  1-15        Market
securities that have remaining maturities of one year or less. These securities                       Credit
may include U.S. government obligations, commercial paper and other short- term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and           1,6,7,16      Pre-payment
pools of loans. These include collateralized mortgage obligations and real                            Market
estate mortgage investment conduits.                                                                  Credit
                                                                                                      Regulatory

Municipal Securities: Securities issued by a state or political subdivision to        1,9,10,15,17    Market
obtain funds for various public purposes. Municipal securities include private                        Credit
activity bonds and industrial development bonds, as well as general obligation                        Political
bonds, tax anticipation notes, bond anticipation notes, revenue anticipation                          Tax Regulatory
notes, project notes, other short-term tax-exempt obligations, municipal                              Interest Rate
leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Preferred Stocks: Preferred Stocks are equity securities that generally pay             1-8,11-14     Market
dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Put Options. A put option gives the buyer the right to sell, and obligates the            3,7,8       Management
seller of the option to buy a security at a specified price. The Funds will sell                      Liquidity Credit
only secured put options.                                                                             Leverage Market

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                                                                              11

Additional Investment Strategies and Risks

Instrument                                                                               Fund Code      Risk Type
-----------------------------------------------------------------------------------   ---------------   ----------------
Repurchase Agreements: The purchase of a security and the simultaneous                1-8,11-14,16-18   Market Leverage
commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous             1,2,4-7,16-18    Market Leverage
commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In              1-18        Market Leverage
return, the Fund will receive cash, other securities, and/or letters of credit. A                       Liquidity Credit
Fund may invest in securities of investment companies that are exempt from registration under the Investment Company Act and invest exclusively in money market instruments.

Tax-Exempt Commercial Paper: Commercial paper issued by governments, and/or                  17         Credit Liquidity
letters of credit.                                                                                      Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit        1,6-17       Liquidity Credit
of funds.                                                                                               Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and           1,6,15-17      Market
certificates of accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and                    1,6-10,15-18    Market Credit
instrumentalities of the U.S. government. These include the Government National                         Interest Rate
Mortgage Association ("GNMA"), the Federal National Mortgage Association
("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered                1-18        Market
interest and principal securities, and coupons under bank entry safekeeping.

Variable Amount Master Demand Notes: Unsecured demand notes that                           16-18        Credit
permit the indebtedness to vary and provide for periodic adjustments in the                             Liquidity
interest rate according to the terms of the instrument. Because master demand                           Interest Rate
notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Variable and Floating Rate Instruments: Obligations with interest rates which          1,6-8,11,15-17   Credit
are reset daily, weekly, quarterly or some other period and which may be                                Liquidity
payable to the Fund on demand.                                                                          Market
                                                                                                        Interest Rate

Warrants: Securities, typically issued with preferred stock or bonds, that give          1-5,11-14      Market
the holder the right to buy a proportionate amount of common stock at a                                 Credit
specified price.

When-Issued Securities and Forward Commitments: Purchase or contract to                     1-17        Market
purchase securities at a fixed price for delivery at a future date.                                     Leverage
                                                                                                        Liquidity
                                                                                                        Credit

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12

Additional Investment Strategies and Risks

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Underlying Funds may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

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                                                                              13

Additional Investment Strategies and Risks

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If the Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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14

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program. Investment sub-advisory services are provided to certain of the Underlying Funds, subject to AAMI's supervision and oversight, pursuant to an investment sub-advisory agreement between AAMI and an investment sub-advisor. AAMI recommends the hiring, termination and replacement of investment sub-advisors to the Board. Upon the receipt of an order from the Securities and Exchange Commission, or a rule change, AAMI may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub- advisors, subject to approval only by the Board.

For these advisory services, the Fund paid the Advisor a fee of 0.10% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

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                                                                              15

Fund Management

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

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The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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16

[GRAPHIC]  Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund -- Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              17

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                          Total Assets - Liabilities
                          --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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18

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the AmSouth Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular                             $ 1,000           $   0
--------------------------------------------------------------
Automatic Investment Plan           $   250           $ 100
--------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              19

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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20

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              21

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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22

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              23

Shareholder Information

General Policies On Selling Shares

Redemption Fee

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

     The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

     The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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24

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges

Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                              Sales Charge       Sales Charge
          Your                  as a % of          as a % of
       Investment            Offering Price     Your Investment
Up to $49,999                     5.50%              5.82%
---------------------------------------------------------------
$50,000 up to $99,999             4.50%              4.71%
---------------------------------------------------------------
$100,000 up to $249,999           3.50%              3.63%
---------------------------------------------------------------
$250,000 up to $499,999           2.50%              2.56%
---------------------------------------------------------------
$500,000 up to $999,999           1.50%              1.52%
---------------------------------------------------------------
$1,000,000 and above              0.00%              0.00%
---------------------------------------------------------------

->

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

  Years          CDSC as a % of
  Since          Dollar Amount
 Purchase      Subject to Charge*
   0-1              5.00%
   1-2              4.00%
   2-3              3.00%
   3-4              3.00%
   4-5              2.00%
   5-6              1.00%
more than 6         None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

MODERATE GROWTH AND INCOME PORTFOLIO -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                            Investment Activities
                                                 -------------------------------------------
                                                                Net Realized and
                                                                Unrealized Gains
                                                                 (Losses) from
                                     Net Asset        Net         Investments,
                                       Value,     Investment      Futures, and     Total from
                                     Beginning      Income          Foreign        Investment
                                     of Period      (Loss)        Currencies*      Activities
                                     ---------    ----------    ----------------   ----------
Year Ended July 31, 2003              $  8.58        0.16            0.50             0.66
Year Ended July 31, 2002              $  9.74        0.21           (0.94)           (0.73)
Year Ended July 31, 2001+             $ 10.06        0.32            0.15             0.47
Period Ended July 31, 2000(a)         $  9.96        0.14            0.10             0.24
Period Ended December 31, 1999(b)     $  9.86        0.17            0.16             0.33

                                              Less Dividends from
                                    ---------------------------------------
                                                   Net Realized
                                         Net        Gains from                   Net Asset
                                     Investment     Investment       Total      Value, End      Total
                                       Income      Transactions    Dividends     of Period     Return#
                                     ----------    ------------    ---------    ----------    ---------
Year Ended July 31, 2003                (0.17)         (0.03)        (0.20)      $  9.04         7.85%
Year Ended July 31, 2002                (0.23)         (0.20)        (0.43)      $  8.58        (7.80%)
Year Ended July 31, 2001+               (0.34)         (0.45)        (0.79)      $  9.74         4.91%
Period Ended July 31, 2000(a)           (0.14)            --         (0.14)      $ 10.06         2.43%@
Period Ended December 31, 1999(b)       (0.17)         (0.06)        (0.23)      $  9.96         3.37%@

                                               Ratios (to average net assets)/Supplemental Data
                                    ---------------------------------------------------------------------
                                                                   Expenses                   Net Assets,
                                         Net                       (before        Portfolio     End of
                                     Investment        Net        Reductions/      Turnover     Period
                                       Income       Expenses    Reimbursements)     Rate**      (000's)
                                     ----------    ----------   ---------------   ---------   -----------
Year Ended July 31, 2003                1.87%         0.64%         1.07%          136%        $ 10,988
Year Ended July 31, 2002                2.48%         0.65%         1.07%           65%        $  6,236
Year Ended July 31, 2001+               3.26%         0.77%         1.20%           62%        $    231
Period Ended July 31, 2000(a)           2.85%@@       0.91%@@       1.26%@@         21%        $     48
Period Ended December 31, 1999(b)       3.32%@@       0.93%@@       9.78%@@        124%        $    172

  #  Excludes sales charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from February 9, 1999 (commencement of operations) through December 31, 1999.

Other Information About the Fund                            Financial Highlights

MODERATE GROWTH AND INCOME PORTFOLIO -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                            Investment Activities
                                                 --------------------------------------------
                                                                Net Realized and
                                                                Unrealized Gains
                                                                 (Losses) from
                                     Net Asset        Net         Investments,
                                       Value,     Investment      Futures, and     Total from
                                     Beginning      Income          Foreign        Investment
                                     of Period      (Loss)        Currencies*      Activities
                                     ---------    ----------    ----------------   ----------
Year Ended July 31, 2003              $  8.56        0.09            0.50             0.59
Year Ended July 31, 2002              $  9.71        0.17           (0.95)           (0.78)
Year Ended July 31, 2001+             $ 10.04        0.25            0.15             0.40
Period Ended July 31, 2000(a)         $  9.96        0.13            0.07             0.20
Period Ended December 31, 1999(b)     $ 10.00        0.13            0.02             0.15

                                               Less Dividends from
                                     ---------------------------------------
                                                   Net Realized
                                         Net        Gains from                   Net Asset
                                     Investment     Investment       Total      Value, End       Total
                                       Income      Transactions    Dividends     of Period      Return#
                                     ----------    ------------    ---------    ----------     ---------
Year Ended July 31, 2003                (0.11)         (0.03)        (0.14)      $  9.01          7.02%
Year Ended July 31, 2002                (0.17)         (0.20)        (0.37)      $  8.56         (8.38%)
Year Ended July 31, 2001+               (0.28)         (0.45)        (0.73)      $  9.71          4.09%
Period Ended July 31, 2000(a)           (0.12)            --         (0.12)      $ 10.04          2.00%@
Period Ended December 31, 1999(b)       (0.13)         (0.06)        (0.19)      $  9.96          1.50%@

                                             Ratios (to average net assets)/Supplemental Data
                                      -------------------------------------------------------------------
                                                                  Expenses                    Net Assets,
                                         Net                       (before       Portfolio      End of
                                      Investment      Net        Reductions)      Turnover      Period
                                        Income      Expenses    Reimbursements      Rate**       (000's)
                                      ----------    --------    --------------   ---------    -----------
Year Ended July 31, 2003                1.12%        1.40%         1.82%             136%       $ 2,812
Year Ended July 31, 2002                1.74%        1.39%         1.81%              65%       $   970
Year Ended July 31, 2001+               2.59%        1.51%         1.92%              62%       $ 1,231
Period Ended July 31, 2000(a)           2.19%@@      1.55%@@       1.88%@@            21%       $   832
Period Ended December 31, 1999(b)       2.80%@@      1.54%@@       6.90%@@           124%       $   941

 #   Excludes redemption charge.
 + Net investment income (loss) is based on average shares outstanding during the period.
 * Represents investments in affiliates for Aggressive Growth Portfolio, Growth Portfolio, Growth & Income Portfolio, and Moderate Growth & Income Portfolio.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 @   Not annualized.
@@   Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
(b) For the period from January 28, 1999 (commencement of operations) through December 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH GOVERNMENT
                   INCOME FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH GOVERNMENT
                   INCOME FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                     [GRAPHIC]   Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------------------
Carefully review this important                     2  Overview
section, which summarizes the                       3  AmSouth Bond Funds
Fund's investments, risks, past                     4  AmSouth Government Income Fund
performance, and fees.

                                     [GRAPHIC]   Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------------------
Review this section for additional                  7  Investment Strategies
information on investment                           7  Investment Practices
strategies and investment practices                 9  Investment Risks
and their risks.

                                     [GRAPHIC]   Fund Management
----------------------------------------------------------------------------------------------------------------
Review this section for details on                 11  The Investment Advisor
the people and organizations who                   11  Portfolio Manager
provide services to the Fund.                      12  The Distributor and Administrator

                                     [GRAPHIC]   Shareholder Information
----------------------------------------------------------------------------------------------------------------
Review this section for details on                 13  Choosing a Share Class
how shares are valued, how to                      14  Pricing of Fund Shares
purchase, sell and exchange shares,                15  Purchasing and Adding to Your Shares
related charges and payments of                    18  Selling Your Shares
dividends and distributions.                       20  General Policies on Selling Shares
                                                   21  Distribution Arrangements/Sales Charges
                                                   24  Distribution and Service (12b-1) Fees
                                                         and Shareholder Servicing Fees
                                                   25  Exchanging Your Shares
                                                   26  Dividends, Distributions and Taxes

                                     [GRAPHIC]   Other Information About The Fund
----------------------------------------------------------------------------------------------------------------
                                                   28  Financial Highlights

[GRAPHIC]    Description of the Fund -- Objectives,
             Risk/Return and Expenses                                   Overview

The Fund The AmSouth Government Income Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC]   Description of the Fund -- Objectives,                       AmSouth
            Risk/Return and Expenses                                  Bond Funds

Bond Funds            The Fund is one of six AmSouth Bond Funds. The AmSouth
                      Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to       Consider investing in this Fund and other AmSouth Bond
Invest                Funds if you are:

                          o looking to add a monthly income component to your portfolio

                          o willing to accept the risks of price and dividend fluctuations

                      This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                          o   investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund --                                    AmSouth Government
Objectives, Risk/Return and Expenses                                 Income Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks current income consistent with the preservation of capital.

Principal             The Fund invests primarily in securities issued or
Investment            guaranteed by the U.S. government, its agencies or
Strategies            instrumentalities. These investments are principally
                      mortgage-related securities, U.S. Treasury obligations and
                      U.S. government agency obligations. The Fund invests in
                      securities issued by: (i) the Government National Mortgage
                      Association ("GNMA"), which are supported by the full
                      faith and credit of the U.S. government; (ii) the Federal
                      National Mortgage Association ("FNMA"), the Federal Home
                      Loan Mortgage Corporation ("FHLMC"), the Student Loan
                      Marketing Association ("SLMA") and the Federal Home Loan
                      Banks ("FHLBs"), which are supported by the right of the
                      issuer to borrow from the U.S. Treasury; (iii) the Federal
                      Farm Credit Banks ("FFCBs") and the Tennessee Valley
                      Authority ("TVA"), which are supported only by the credit
                      of the issuer; and (iv) the Private Export Funding
                      Corporation ("PEFCO") which may be guaranteed by the
                      Export-Import Bank of the U.S. ("Exim Bank"), an agency of the U.S.

                      In managing the Fund's portfolio, the Advisor uses a "top down" investment management approach focusing on a security's maturity. The Advisor sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates. The Advisor then selects individual securities whose maturities fit this target and which the Advisor believes are the best relative values.

                      The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                      Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

                      Prepayment Risk: If a significant number of mortgages underlying a mortgage backed security are refinanced, the security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile.

                      Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund --                                    AmSouth Government
Objectives, Risk/Return and Expenses                                 Income Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

1994   -0.37%
  95   14.38%
  96    4.07%
  97    9.35%
  98    7.14%
  99    0.63%
  00   10.67%
  01    7.01%
2002    8.70%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 1.52%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:      4.54%   6/30/95
          Worst quarter:    -1.43%   3/31/94

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

                                                         1          5    Since Inception
                                                        Year      Years     (10/1/93)
                                                       ---------------------------------
Class A Shares(2) Return Before Taxes
(with 4.00% sales charge)                               4.36%     5.91%      6.09%
                                                       ---------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)      2.79%     5.54%      5.58%
                                                       ---------------------------------
Class A Shares Return After Taxes on Distributions      2.14%     3.61%      3.63%
                                                       ---------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                 2.89%     3.58%      3.61%
                                                       ---------------------------------
Lehman Mortgage Index                                   8.75%     7.34%      7.46%
----------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.
(2) Class A Shares were first offered on 10/1/93. Performance for the Class B Shares, which were first offered on 3/13/00, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund --                                    AmSouth Government
Objectives, Risk/Return and Expenses                                 Income Fund

As an investor in the Government Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses                Class A     Class B
(expenses paid by you directly)(1)               Shares      Shares

Maximum Sales Charge
(Load) on Purchases                                4.00%(2)        None
-------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                                       None          5.00%(3)
-------------------------------------------------------------------------
Redemption Fee(4)                                  2.00%          2.00%

Annual Fund Operating Expenses                   Class A       Class B
(fees paid from Fund assets)                      Shares        Shares

Management Fee                                     0.65%          0.65%
-------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                                        None           0.75%
-------------------------------------------------------------------------
Other Expenses(5)                                  0.58%          0.58%
-------------------------------------------------------------------------
 Total Fund Operating Expenses(5)                  1.23%          1.98%
--------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.36% for Class A Shares and 0.36% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.01% and Class B Shares, 1.76%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                            1        3          5          10
                           Year    Years      Years       Years
Class A Shares            $ 520    $ 775     $ 1,049     $ 1,829
----------------------------------------------------------------
Class B Shares
Assuming redemption       $ 701    $ 921     $ 1,268     $ 2,113
Assuming no redemption    $ 201    $ 621     $ 1,068     $ 2,113
----------------------------------------------------------------

->

[GRAPHIC]  Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities such as GNMA, which are supported by the full faith and credit of the U.S. government, and FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury, and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by a Nationally recognized statistical rating organization or, if unrated, determined by its Advisor to be of comparable quality.

The Fund's investments also include securities issued by (i) SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury;
(ii) FFCBs and the TVA, which are supported only by the credit of the issuer; and (iii) Private Export Funding Corporation, which may be guaranteed by the Export Import Bank of the U.S., an agency of the U.S.

The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   --------------
Asset-Backed Securities: Securities secured by company receivables, home equity loans,       Pre-payment
truck and auto loans, leases, credit card receivables and other securities backed by other   Market
types of receivables or other assets.                                                        Credit
                                                                                             Interest Rate
                                                                                             Regulatory
                                                                                             Liquidity

Bonds: Interest-bearing or discounted government or corporate securities that obligate the   Interest Rate
issuer to pay the bondholder a specified sum of money, usually at specific intervals, and    Market
to repay the principal amount of the loan at maturity, which is generally 90 days or more.   Credit
The Fund will only purchase bonds that are high-grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

Certificates of Deposit: Negotiable instruments with a stated maturity.                      Market
                                                                                             Credit
                                                                                             Liquidity
                                                                                             Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

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                                                                               7

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -----------------
Funding Agreements: Also known as guaranteed investment contracts, an agreement where the    Liquidity
Fund invests an amount of cash with an insurance company and the insurance company credits   Credit
such investment on a monthly basis with guaranteed interest which is based on an index.      Market
These agreements provide that the guaranteed interest will not be less than a certain        Interest Rate
minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Investment Company Securities: Shares of investment companies. The Fund may invest up to     Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of       Pre-payment
loans. These include collateralized mortgage obligations and real estate mortgage            Market
investment conduits.                                                                         Credit
                                                                                             Regulatory

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Put Options. A put option gives the buyer the right to sell, and obligates the seller of     Management
the option to buy a security at a specified price. The Fund will sell only secured put       Liquidity Credit
options.                                                                                     Leverage Market

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to     Market Leverage
buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. The Fund may         Liquidity Credit
invest in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of       Liquidity Credit
funds.                                                                                       Market

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8

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
-----------------------------------------------------------------------------------------    ---------
Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and               Market
certificates of accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of    Market
the U.S. government. These include GNMA, FNMA and FHLMC.                                     Credit
                                                                                             Interest Rate

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset      Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund on        Liquidity
demand.                                                                                      Market
                                                                                             Interest Rate

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued      Credit
at a discount from their value at maturity. When held to maturity, their entire return       Market
equals the difference between their issue price and their maturity value.                    Interest Rate

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through

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                                                                               9

Additional Investment Strategies and Risks

cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay
- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income
- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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10

[GRAPHIC]     Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.50% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

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Portfolio Managers

The Government Income Fund is co-managed by John P. Boston, CFA and Michael T. Lytle, CFA. Mr. Boston and Mr. Lytle were each named co-manager of the Fund in 2004. Mr. Boston managed the Government Income Fund from 1993 to 1998 and co-managed the Fund from 1999 to 2002. He also manages the Limited Term Bond Fund and co-manages the Balanced Fund and the Bond Fund. Mr. Boston has been associated with AmSouth Bank's Trust Investment Department since 1988 and is Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments. He has been associated with AAMI since 1996. Mr. Lytle joined AmSouth Bank's Asset Management Group in 1999 and AAMI in 2003. He is a fixed-income portfolio manager for AAMI, specializing in taxable fixed-income securities. Mr. Lytle earned his bachelor's degree from Berry College and is a Chartered Financial Analyst. He serves as membership chairman of the Alabama Society of Financial Analysts.

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                                                                              11

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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12

[GRAPHIC]     Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              13

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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14

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
-----------------------------------------------------------------
Regular                             $1,000            $  0
-----------------------------------------------------------------
Automatic Investment Plan           $  250            $100
-----------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              17

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number;
          o    amount you wish to redeem;
          o    address where your check should be sent; and
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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18

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              19

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be sucessful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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20

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                              Sales Charge       Sales Charge
          Your                  as a % of          as a % of
       Investment            Offering Price     Your Investment
Up to $99,999                    4.00%               4.17%
-------------------------------------------------------------------
$100,000 up to $249,999          3.00%               3.09%
-------------------------------------------------------------------
$250,000 up to $499,999          2.00%               2.04%
-------------------------------------------------------------------
$500,000 up to $999,999          1.00%               1.01%
-------------------------------------------------------------------
$1,000,000 and above(1)          0.00%               0.00%
-------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end charge.

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                                                                              21

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*
     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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22

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your Shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]     Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

GOVERNMENT FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                       Less Dividends from
                                        -------------------------------------------- ---------------------------------------
                             Net Asset       Net      Net Realized and                             Net Realized
                               Value,    Investment   Unrealized Gains   Total from       Net       Gains from
                             Beginning     Income       (Losses) from    Investment   Investment    Investment      Total
                             of Period     (Loss)        Investments     Activities     Income     Transactions   Dividends
                            ----------- ------------ ------------------ ------------ ------------ -------------- -----------
Year Ended July 31, 2003      $ 10.26        0.41           (0.05)           0.36        (0.42)        (0.15)       (0.57)
Year Ended July 31, 2002      $ 10.10        0.48            0.20            0.68        (0.52)           --        (0.52)
Year Ended July 31, 2001+     $  9.60        0.55            0.50            1.05        (0.55)           --        (0.55)
Year Ended July 31, 2000      $  9.62        0.56           (0.04)           0.52        (0.54)           --        (0.54)
Year Ended July 31, 1999      $  9.88        0.54           (0.28)           0.26        (0.52)           --        (0.52)

                                                            Ratios (to average net assets)/Supplemental Data
                                                   ------------------------------------------------------------------
                                                                                Expenses                  Net Assets,
                              Net Asset                 Net                     (before       Portfolio     End of
                             Value, End    Total    Investment      Net       Reductions/      Turnover     Period
                              of Period   Return#     Income     Expenses   Reimbursements)     Rate*       (000's)
                            ------------ --------- ------------ ---------- ----------------- ----------- ------------
Year Ended July 31, 2003      $ 10.05       3.47%       3.84%       1.01%         1.23%          28%        $20,721
Year Ended July 31, 2002      $ 10.26       6.96%       4.74%       1.00%         1.21%          18%        $ 8,800
Year Ended July 31, 2001+     $ 10.10      11.25%       5.47%       0.99%         1.20%          25%        $ 5,672
Year Ended July 31, 2000      $  9.60       5.55%       5.77%       0.85%         1.30%          42%        $ 5,879
Year Ended July 31, 1999      $  9.62       2.62%       5.35%       0.70%         1.90%          27%        $ 5,436

#  Excludes sales charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

GOVERNMENT FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                     Investment Activities
                                          --------------------------------------------
                               Net Asset       Net      Net Realized and
                                 Value,    Investment   Unrealized Gains   Total from
                               Beginning     Income       (Losses) from    Investment
                               of Period     (Loss)        Investments     Activities
                              ----------- ------------ ------------------ ------------
Year Ended July 31, 2003        $ 10.26        0.33           (0.06)           0.27
Year Ended July 31, 2002        $ 10.10        0.42            0.19            0.61
Year Ended July 31, 2001+       $  9.61        0.47            0.51            0.98
Year Ended July 31, 2000(a)     $  9.48        0.18            0.10            0.28

                                        Less Dividends from
                              ---------------------------------------
                                            Net Realized
                                   Net       Gains from                 Net Asset
                               Investment    Investment      Total     Value, End      Total
                                 Income     Transactions   Dividends    of Period     Return#
                              ------------ -------------- ----------- ------------ -------------
Year Ended July 31, 2003          (0.34)        (0.15)       (0.49)     $ 10.04          2.61%
Year Ended July 31, 2002          (0.45)           --        (0.45)     $ 10.26          6.18%
Year Ended July 31, 2001+         (0.49)           --        (0.49)     $ 10.10         10.36%
Year Ended July 31, 2000(a)       (0.15)           --        (0.15)     $  9.61          2.98%@

                                         Ratios (to average net assets)/Supplemental Data
                              -------------------------------------------------------------------------
                                                                 Expenses                   Net Assets,
                                    Net                          (before       Portfolio     End of
                                Investment         Net         Reductions/      Turnover     Period
                                  Income        Expenses     Reimbursements)     Rate*       (000's)
                              -------------- -------------- ----------------- ----------- ------------
Year Ended July 31, 2003            3.08%         1.76%          1.98%            43%        $10,228
Year Ended July 31, 2002            4.00%         1.75%          1.96%            18%        $ 3,542
Year Ended July 31, 2001+           4.65%         1.74%          1.95%            25%        $ 1,635
Year Ended July 31, 2000(a)         4.77%@@       1.75%@@        1.98%@@          42%        $   520

  #  Excludes redemption charge.
  + Net investment income is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

  3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                     AmSouth Funds
                     3435 Stelzer Road
                     Columbus, Ohio 43219
                     Telephone: 1-800-451-8382
                     Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH LIMITED TERM
                   BOND FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH LIMITED TERM
                   BOND FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                      [GRAPHIC]   Description of the Fund -- Objectives, Risk/Return and Expenses
-----------------------------------------------------------------------------------------------------------------
Carefully review this important                     2  Overview
section, which summarizes the                       3  AmSouth Bond Funds
Fund's investments, risks, past                     4  AmSouth Limited Term Bond Fund
performance, and fees.

                                      [GRAPHIC]   Additional Investment Strategies and Risks
-----------------------------------------------------------------------------------------------------------------
Review this section for additional                  7  Investment Strategies
information on investment                           7  Investment Practices
strategies and investment practices                 9  Investment Risks
and their risks.

                                      [GRAPHIC]   Fund Management
-----------------------------------------------------------------------------------------------------------------
Review this section for details on                 11  The Investment Advisor
the people and organizations who                   11  Portfolio Manager
provide services to the Fund.                      12  The Distributor and Administrator

                                      [GRAPHIC]   Shareholder Information
-----------------------------------------------------------------------------------------------------------------
Review this section for details on                 13  Choosing a Share Class
how shares are valued, how to                      14  Pricing of Fund Shares
purchase, sell and exchange shares,                15  Purchasing and Adding to Your Shares
related charges and payments of                    18  Selling Your Shares
dividends and distributions.                       20  General Policies on Selling Shares
                                                   21  Distribution Arrangements/Sales Charges
                                                   24  Distribution and Service (12b-1) Fees
                                                         and Shareholder Servicing Fees
                                                   25  Exchanging Your Shares
                                                   26  Dividends, Distributions and Taxes

                                      [GRAPHIC]   Other Information About The Fund
-----------------------------------------------------------------------------------------------------------------
                                                   28  Financial Highlights

[GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and
           Expenses                                                     Overview

The Fund The AmSouth Limited Term Bond Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC]                                                                AmSouth
Description of the Fund -- Objectives, Risk/Return and Expenses       Bond Funds

Bond Funds            The Fund is one of six AmSouth Bond Funds. The AmSouth
                      Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to       Consider investing in this Fund and other AmSouth Bond
Invest                Funds if you are:

                           o looking to add a monthly income component to your portfolio

                           o willing to accept the risks of price and dividend fluctuations

                      This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                           o    investing emergency reserves

                           o uncomfortable with an investment that will fluctuate in value

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                                                                               3

                                                                 AmSouth Limited
Description of the Fund -- Objectives, Risk/Return and Expenses   Term Bond Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks current income consistent with the preservation of capital.

Principal             The Fund invests primarily in short-term fixed income
Investment Strategies securities with maturities of five years or less, principally corporate bonds and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in securities issued by the Government National Mortgage Association ("GNMA)", which are supported by the full faith and credit of the U.S. government, and securities issued by the Federal
                      National Mortgage Association ("FNMA"), the Federal Home
                      Loan Mortgage Corporation ("FHLMC") and the Federal Home
                      Loan Bank ("FHLBs"), which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund also invests in debt securities only if they are highgrade
                      (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the Advisor to be of comparable quality).

                      In managing the Fund's portfolio, the Advisor uses a "top down" investment management approach focusing on a security's maturity. The Advisor sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic factors. The Advisor then selects individual securities whose maturities fit this target and which the Advisor believes are the best relative values.

                      The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security's rating, the greater its credit risk.

                      Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

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4

                                                                 AmSouth Limited
Description of the Fund -- Objectives, Risk/Return and Expenses   Term Bond Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

1993     7.16%
  94    -1.80%
  95    12.72%
  96     3.69%
  97     6.80%
  98     7.13%
  99     1.36%
  00     8.22%
  01     7.93%
2002     6.49%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 2.16%.

          Best quarter:      4.02%   6/30/95
          Worst quarter:    -1.41%   3/31/94

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

                                                       1        5      10
                                                      Year    Years   Years
                                                      ----------------------
Class A Shares(2) Return Before Taxes
(with 4.00% sales charge)                              2.23%   5.34%   5.47%
                                                      ----------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)     0.80%   5.02%   4.95%
                                                      ----------------------
Class A Shares Return After Taxes on Distributions     0.47%   3.14%   3.19%
                                                      ----------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                1.33%   3.15%   3.20%
                                                      ----------------------
Merrill Lynch 1-5 Year Government/
Corporate Bond Index                                   7.91%   7.10%   6.63%
----------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.
(2) Class A Shares were first offered on 2/1/89. Performance for the Class B Shares, which were first offered on 1/21/99, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                 AmSouth Limited
Description of the Fund -- Objectives, Risk/Return and Expenses   Term Bond Fund

As an investor in the Limited Term Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                               Fees and Expenses

Shareholder Transaction Expenses     Class A      Class B
(expenses paid by you directly)(1)   Shares       Shares

Maximum Sales Charge
(Load) on Purchases                    4.00%(2)     None
----------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                          None         5.00%(3)
----------------------------------------------------------
Redemption Fee(4)                      2.00%        2.00%

Annual Fund Operating Expenses       Class A      Class B
(fees paid from Fund assets)         Shares       Shares

Management Fee                         0.65%        0.65%
----------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                            None         0.75%
----------------------------------------------------------
Other Expenses(5)                      0.57%        0.57%
----------------------------------------------------------
 Total Fund Operating Expenses(5)      1.22%        1.97%
----------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.33% for Class A Shares and 0.33% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.98%; and Class B Shares, 1.73%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                Expense Example

                              1        3          5           10
                            Year     Years      Years       Years
 Class A Shares             $519     $772      $1,044      $1,818
-----------------------------------------------------------------
 Class B Shares
 Assuming redemption        $700     $918      $1,262      $2,102
 Assuming no redemption     $200     $618      $1,062      $2,102

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6

[GRAPHIC]     Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a state or remaining maturity of greater than five years, cash, cash equivalents, and money market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put," the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the summaries is a more complete discussion of the risk of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ---------------
Asset-Backed Securities: Securities secured by company receivables, home equity loans,       Pre-payment
truck and auto loans, leases, credit card receivables and other securities backed by other   Market
types of receivables or other assets.                                                        Credit
                                                                                             Interest Rate
                                                                                             Regulatory
                                                                                             Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Call Options: A call option gives the buyer the right to buy, and obligates the seller of    Management
the option to sell, a security at a specified price. The Fund will sell only covered call    Liquidity
options.                                                                                     Credit
                                                                                             Market
                                                                                             Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.                      Market
                                                                                             Credit
                                                                                             Liquidity
                                                                                             Interest Rate

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                                                                               7

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -----------------
Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

Demand Features: Securities that are subject to puts and standby commitments to purchase     Market
the securities at a fixed price (usually with accrued interest) within a fixed period of     Liquidity
time following demand by the Fund.                                                           Management

Funding Agreements: Also known as guaranteed investment contracts, an agreement where the    Liquidity
Fund invests an amount of cash with an insurance company and the insurance company credits   Credit
such investment on a monthly basis with guaranteed interest which is based on an index.      Market
These agreements provide that the guaranteed interest will not be less than a certain        Interest Rate
minimum rate.
These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Futures and Related Options: A contract providing for the future sale and purchase of a      Management
specified amount of a specified security, class of securities, or an index at a specified    Market Credit
time in the future and at a specified price.                                                 Liquidity
                                                                                             Leverage

Investment Company Securities: Shares of investment companies. The Fund may invest up to     Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
Put Options: A put option gives the buyer the right to sell, and obligates the seller of     Management
the option to buy a security at a specified price. The Fund will sell only secured put       Liquidity Credit
options.                                                                                     Leverage Market

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by the fund.

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8

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -----------------
Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. The Fund may         Liquidity Credit
invest in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of       Liquidity Credit
funds.                                                                                       Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of    Market Credit
the U.S. government. These include GNMA, FNMA and FHLMC.                                     Interest Rate

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset      Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund on        Liquidity
demand.                                                                                      Market
                                                                                             Interest Rate

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued      Credit
at a discount from their value at maturity. When held to maturity, their entire return       Market
equals the difference between their issue price and their maturity value.                    Interest Rate

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several

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                                                                               9

Additional Investment Strategies and Risks

years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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10

[GRAPHIC]     Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.50% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

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Portfolio Manager

John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August 1995. Mr. Boston also co-manages the AmSouth Balanced Fund and manages the AmSouth Bond Fund. Mr. Boston has been associated with AmSouth's Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

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                                                                              11

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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12

[GRAPHIC]     Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund -- Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              13

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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14

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular                             $ 1,000           $   0
--------------------------------------------------------------
Automatic Investment Plan           $   250           $ 100

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              17

Shareholder Information
-

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number;
          o    amount you wish to redeem;
          o    address where your check should be sent; and
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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18

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              19

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares
If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be sucessful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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20

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                              Sales Charge       Sales Charge
          Your                  as a % of          as a % of
       Investment            Offering Price     Your Investment
Up to $99,999                      4.00%              4.17%
----------------------------------------------------------------
$100,000 up to $249,999            3.00%              3.09%
----------------------------------------------------------------
$250,000 up to $499,999            2.00%              2.04%
----------------------------------------------------------------
$500,000 up to $999,999            1.00%              1.01%
----------------------------------------------------------------
$1,000,000 and above(1)            0.00%              0.00%

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end charge.

->

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*

     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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22

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your Shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]     Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

LIMITED TERM BOND FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                       Less Dividends from
                                         ------------------------------------------   -------------------------------------
                             Net Asset       Net      Net Realized and                             Net Realized
                               Value,    Investment   Unrealized Gains   Total from       Net       Gains from
                             Beginning     Income       (Losses) from    Investment   Investment    Investment      Total
                             of Period     (Loss)        Investments     Activities     Income     Transactions   Dividends
                             ---------   ----------   ----------------   ----------   ----------   ------------   ---------
Year Ended July 31, 2003      $ 10.70        0.36             0.01           0.37        (0.42)        --           (0.42)
Year Ended July 31, 2002      $ 10.55        0.48             0.18           0.66        (0.51)        --           (0.51)
Year Ended July 31, 2001+     $ 10.13        0.57             0.43           1.00        (0.58)        --           (0.58)
Year Ended July 31, 2000      $ 10.29        0.59            (0.13)          0.46        (0.62)        --           (0.62)
Year Ended July 31, 1999      $ 10.43        0.57            (0.15)          0.42        (0.56)        --           (0.56)

                                                            Ratios (to average net assets)/Supplemental Data
                                                    -----------------------------------------------------------------
                                                                                Expenses                  Net Assets,
                              Net Asset                 Net                     (before       Portfolio     End of
                             Value, End    Total    Investment      Net       Reductions/      Turnover     Period
                              of Period   Return#     Income     Expenses   Reimbursements)     Rate*       (000's)
                             -----------   -------   ----------   --------   ---------------   ---------   ----------
Year Ended July 31, 2003      $ 10.65       3.52%       3.28%       0.98%         1.22%          32%        $ 38,211
Year Ended July 31, 2002      $ 10.70       6.44%       4.54%       1.00%         1.21%          29%        $ 22,813
Year Ended July 31, 2001+     $ 10.55      10.12%       5.43%       1.00%         1.22%          44%        $  9,918
Year Ended July 31, 2000      $ 10.13       4.59%       5.60%       0.96%         1.24%          34%        $  7,913
Year Ended July 31, 1999      $ 10.29       4.01%       5.49%       0.81%         1.23%          39%        $  2,716

#  Excludes sales charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

LIMITED TERM BOND FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                       Investment Activities
                                            --------------------------------------------
                                 Net Asset       Net      Net Realized and
                                   Value,    Investment   Unrealized Gains   Total from
                                 Beginning     Income       (Losses) from    Investment
                                 of Period     (Loss)        Investments     Activities
                                ----------   ----------   ----------------   ----------
Year Ended July 31, 2003          $ 10.69        0.28             0.01            0.29
Year Ended July 31, 2002          $ 10.54        0.42             0.17            0.59
Year Ended July 31, 2001+         $ 10.13        0.49             0.42            0.91
Year Ended July 31, 2000          $ 10.27        0.48            (0.10)           0.38
Period Ended July 31, 1999(a)     $ 10.58        0.27            (0.30)          (0.03)

                                          Less Dividends from
                                 -------------------------------------
                                              Net Realized
                                     Net       Gains from                 Net Asset
                                 Investment    Investment      Total     Value, End    Total
                                   Income     Transactions   Dividends    of Period   Return#
                                 ----------   ------------   ---------   ----------   -------
Year Ended July 31, 2003            (0.34)         --          (0.34)     $ 10.64      2.76%
Year Ended July 31, 2002            (0.44)         --          (0.44)     $ 10.69      5.69%
Year Ended July 31, 2001+           (0.50)         --          (0.50)     $ 10.54      9.20%
Year Ended July 31, 2000            (0.52)         --          (0.52)     $ 10.13      3.85%
Period Ended July 31, 1999(a)       (0.28)         --          (0.28)     $ 10.27     (0.33%)@

                                       Ratios (to average net assets)/Supplemental Data
                               --------------------------------------------------------------------
                                                    Expenses                  Net Assets,
                                   Net                         (before       Portfolio     End of
                               Investment        Net         Reductions/      Turnover     Period
                                 Income       Expenses     Reimbursements)     Rate*       (000's)
                               ----------  -------------   ---------------   ---------   ----------
Year Ended July 31, 2003        2.52%          1.73%            1.97%           32%       $ 23,190
Year Ended July 31, 2002        3.78%          1.75%            1.96%           29%       $ 10,307
Year Ended July 31, 2001+       4.66%          1.75%            1.97%           44%       $  2,614
Year Ended July 31, 2000        4.79%          1.76%            1.99%           34%       $  1,815
Period Ended July 31, 1999(a)   4.61%@@        1.69%@@          1.96%@@         39%       $  1,599

  #  Excludes redemption charge.
  + Net investment income is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH BOND FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH BOND FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                     [GRAPHIC]     Description of the Fund -- Objectives, Risk/Return and Expenses
------------------------------------------------------------------------------------------------------------------
Carefully review this important                      2  Overview
section, which summarizes the                        3  AmSouth Bond Funds
Fund's investments, risks, past                      4  AmSouth Bond Fund
performance, and fees.

                                     [GRAPHIC]     Additional Investment Strategies and Risks
------------------------------------------------------------------------------------------------------------------
Review this section for additional                   7  Investment Strategies
information on investment                            7  Investment Practices
strategies and investment practices                  8  Investment Risks
and their risks.

                                     [GRAPHIC]     Fund Management
------------------------------------------------------------------------------------------------------------------
Review this section for details on                  11  The Investment Advisor
the people and organizations who                    11  Portfolio Managers
provide services to the Fund.                       12  The Distributor and Administrator

                                     [GRAPHIC]     Shareholder Information
------------------------------------------------------------------------------------------------------------------
Review this section for details on                  13  Choosing a Share Class
how shares are valued, how to                       14  Pricing of Fund Shares
purchase, sell and exchange shares,                 15  Purchasing and Adding to Your Shares
related charges and payments of                     18  Selling Your Shares
dividends and distributions.                        20  General Policies on Selling Shares
                                                    21  Distribution Arrangements/Sales Charges
                                                    24  Distribution and Service (12b-1) Fees
                                                          and Shareholder Servicing Fees
                                                    25  Exchanging Your Shares
                                                    26  Dividends, Distributions and Taxes

                                     [GRAPHIC]     Other Information About The Fund
------------------------------------------------------------------------------------------------------------------
                                                    28  Financial Highlights

[GRAPHIC]     Description of the Fund -- Objectives, Risk/Return and
              Expenses Overview

The Fund The AmSouth Bond Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC]  Description of the Fund -- Objectives, Risk/Return            AmSouth
           and Expenses                                               Bond Funds

Taxable Funds         The Fund is one of six AmSouth Bond Funds. The AmSouth
                      Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to       Consider investing in this Fund and other AmSouth Bond
Invest                Funds if you are:

                           o looking to add a monthly income component to your portfolio

                           o willing to accept the risks of price and dividend fluctuations

                      This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                           o    investing emergency reserves

                           o uncomfortable with an investment that will fluctuate in value

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                                                                               3

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                       AmSouth Bond Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks current income consistent with the preservation of capital.

Principal             The Fund invests primarily in bonds and other fixed
Investment Strategies income securities. These investments include primarily
                      U.S. corporate bonds and debentures and notes or bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund invests in securities issued by the Government National Mortgage Association
                      ("GNMA"), which are supported by the full faith and credit of the U.S. government, and securities issued by the Federal National Mortgage Association ("FNMA"), the
                      Federal Home Loan Mortgage Corporation ("FHLMC") and the
                      Federal Home Loan Bank ("FHLBs"), which are supported by the right of the issuer to borrow from the U.S. Treasury.
                      The Fund also invests in debt securities only if they are high-grade (rated at time of purchase in one of the four highest rating categories by an nationally recognized statistical rating organization, or are determined by the Advisor to be of comparable quality). In addition, the Fund also invests in zero-coupon obligations which are securities which do not provide current income but represent ownership of future interest and principal payments on U.S. Treasury bonds.

                      The Fund may purchase fixed income securities of any maturity and there is no limit on the Fund's average maturity. The Fund's fixed income strategy focuses on managing the Fund's portfolio, to produce a total return that will exceed the Lehman Brothers Government/
                      Credit Index while maintaining a risk profile similar to that of the index.

                      The Advisor's fixed income portfolio management process focuses on the four key areas of duration management, sector weights, position on the yield curve and security selection; the Advisor's goal is to add value in each of these four areas through the active management of the Fund's portfolio. Beginning with rigorous fundamental analysis of the economy and taking into account characteristics of the current business and interest rate cycles, the Advisor arrives at a projection of the likely trend in interest rates and adjusts duration accordingly. Analysis of the shape of the yield curve and yield spreads among bond market sectors leads to further refinements in strategy. Using securities selected from the U.S. Treasury, Federal Agency, mortgage backed and investment grade credit sectors, the Fund's portfolio is constructed and managed to produce returns that exceed the Fund's benchmark index over a full market cycle.

                      The Fund may also invest in certain other debt securities. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                      Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other ways.

                      Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer- term bonds.

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                       AmSouth Bond Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

1993     9.88%
  94    -3.23%
  95    18.41%
  96     2.56%
  97     9.27%
  98     9.19%
  99    -2.56%
  00    12.06%
  01     7.40%
2002    10.66%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 2.86%.

          Best quarter:      6.53%   6/30/95
          Worst quarter:    -2.39%   3/31/94

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)
->
                                                          1        5      10
                                                         Year    Years   Years
                                                       ------------------------
 Class A Shares(2) Return Before Taxes
 (with 4.00% sales charge)                                6.26%   6.34%   6.74%
                                                       ------------------------
 Class B Shares(2) Return Before Taxes
 (with applicable Contingent Deferred Sales Charge)       4.95%   6.05%   6.35%
                                                       ------------------------
 Class A Shares Return After Taxes on Distributions       4.03%   4.01%   4.20%
                                                       ------------------------
 Class A Shares Return After Taxes on Distributions
 and Sale of Fund Shares                                  4.04%   3.94%   4.12%
                                                       ------------------------
 Lehman Brothers Government/Credit Bond Index            11.04%   7.62%   7.61%
-------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.
(2) Class A Shares were first offered on 12/1/88. Performance for the Class B Shares, which were first offered on 9/16/97, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives, Risk/Return and
Expenses                                                       AmSouth Bond Fund

As an investor in the Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                               Fees and Expenses

Shareholder Transaction Expenses        Class A   Class B
(expenses paid by you directly)(1)      Shares    Shares

Maximum Sales Charge
(Load) on Purchases                     4.00%(2)   None
---------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                           None       5.00%(3)
---------------------------------------------------------
Redemption Fee(4)                       2.00%      2.00%

Annual Fund Operating Expenses         Class A    Class B
(fees paid from Fund assets)           Shares     Shares

Management Fee                          0.65%      0.65%
---------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                             None       0.75%
---------------------------------------------------------
Other Expenses(5)                       0.57%      0.57%
---------------------------------------------------------
  Total Fund Operating Expenses(5)      1.22%      1.97%

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.34% for Class A Shares and 0.34% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.99%; and Class B Shares, 1.74%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                Expense Example

                             1        3          5           10
                           Year     Years      Years       Years
Class A Shares            $ 519     $ 772     $ 1,044     $ 1,818
-----------------------------------------------------------------
Class B Shares
Assuming redemption       $ 700     $ 918     $ 1,262     $ 2,102
Assuming no redemption    $ 200     $ 618     $ 1,062     $ 2,102
-----------------------------------------------------------------

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6

[GRAPHIC]     Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds. This policy will not change without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. The Fund's investments include securities issued by GNMA, which are supported by the full faith and credit of the U.S. government, and securities issued by FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury. The Fund mayhold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   --------------
Asset-Backed Securities: Securities secured by company receivables, home equity loans,       Pre-payment
truck and auto loans, leases, credit card receivables and other securities backed by other   Market
types of receivables or other assets.                                                        Credit
                                                                                             Interest Rate
                                                                                             Regulatory
                                                                                             Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Bonds: Interest-bearing or discounted government or corporate securities that obligate the   Interest Rate
issuer to pay the bondholder a specified sum of money, usually at specific intervals, and    Market
to repay the principal amount of the loan at maturity, which is generally 90 days or more.   Credit
The Fund will only purchase bonds that are high-grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

Call Options: A call option gives the buyer the right to buy, and obligates the seller of    Management
the option to sell, a security at a specified price. The Fund will sell only covered call    Liquidity
options.                                                                                     Credit
                                                                                             Market
                                                                                             Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.                      Market
                                                                                             Credit
                                                                                             Liquidity
                                                                                             Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

Convertible Securities: Bonds or preferred stock that convert to common stock.               Market
                                                                                             Credit

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ----------------
Demand Features: Securities that are subject to puts and standby ommitments to purchase      Market
the securities at a fixed price (usually with accrued interest) within a fixed period of     Liquidity
time following demand by the Fund.                                                           Management

Funding Agreements: Also known as guaranteed investment contracts, an agreement where the    Liquidity
Fund invests an amount of cash with an insurance company and the insurance company credits   Credit
such investment on a monthly basis with guaranteed interest which is based on an index.      Market
These agreements provide that the guaranteed interest will not be less than a certain        Interest Rate
minimum rate.
These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Futures and Related Options: A contract providing for the future sale and purchase of a      Management
specified amount of a specified security, class of securities, or an index at a specified    Market Credit
time in the future and at a specified price.                                                 Liquidity
                                                                                             Leverage

Investment Company Securities: Shares of investment companies. The Fund may invest up to     Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of       Pre-payment
loans. These include collateralized mortgage obligations and real estate mortgage investment Market
conduits.                                                                                    Credit
                                                                                             Regulatory

Preferred Stocks: Preferred Stocks are equity securities that generally pay dividends at a   Market
specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to     Market Leverage
buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -----------------
Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. The Fund may         Liquidity Credit
invest in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of       Liquidity Credit
funds.                                                                                       Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and               Market
certificates of accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of    Market Credit
the U.S. government. These include GNMA, FNMA and FHLMC.                                     Interest Rate

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset      Credit
daily, weekly, quarterly or some other period and which may be payable to the Fund on        Liquidity
demand.                                                                                      Market
                                                                                             Interest Rate

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued      Credit
at a discount from their value at maturity. When held to maturity, their entire return       Market
equals the difference between their issue price and their maturity value.                    Interest Rate

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, The Student Loan Marketing Association and FHLB, by the credit of the issuing agency, such as securities issued by Federal Farm Credit Bank and the Tennessee Valley Authority or by the U.S. in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

->

Additional Investment Strategies and Risks

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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10

[GRAPHIC]     Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.50% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

->

Portfolio Managers

The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992, and is currently Senior Vice President and Senior Trust Investment Officer at AmSouth Bank. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

->

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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12

[GRAPHIC]     Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund -- Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              13

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                           --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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14

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
Account type                       Investment       Investment
Class A or Class B
--------------------------------------------------------------
Regular                             $ 1,000           $   0
--------------------------------------------------------------
Automatic Investment Plan           $   250           $ 100
--------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

->

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number;
          o    amount you wish to redeem;
          o    address where your check should be sent; and
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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18

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              19

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be sucessful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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20

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                              Sales Charge       Sales Charge
          Your                  as a % of          as a % of
       Investment            Offering Price     Your Investment

Up to $99,999                    4.00%               4.17%
-----------------------------------------------------------------
$100,000 up to $249,999          3.00%               3.09%
-----------------------------------------------------------------
$250,000 up to $499,999          2.00%               2.04%
-----------------------------------------------------------------
$500,000 up to $999,999          1.00%               1.01%
-----------------------------------------------------------------
$1,000,000 and above(1)          0.00%               0.00%
-----------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end charge.

->

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years          CDSC as a % of
   Since          Dollar Amount
  Purchase      Subject to Charge*

    0-1               5.00%
    1-2               4.00%
    2-3               3.00%
    3-4               3.00%
    4-5               2.00%
    5-6               1.00%
more than 6           None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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22

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:
     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

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                                                                              25

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your Shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

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26

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

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                                                                              27

[GRAPHIC]     Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

BOND FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                       Less Dividends from
                                        -------------------------------------------- ---------------------------------------
                             Net Asset       Net      Net Realized and                             Net Realized
                               Value,    Investment   Unrealized Gains   Total from       Net       Gains from
                             Beginning     Income       (Losses) from    Investment   Investment    Investment      Total
                             of Period     (Loss)        Investments     Activities     Income     Transactions   Dividends
                            ----------   ----------   ----------------   ----------   ----------   ------------   ---------
Year Ended July 31, 2003      $ 11.43        0.46            0.11           0.57        (0.52)        (0.15)       (0.67)
Year Ended July 31, 2002      $ 11.13        0.53            0.36           0.89        (0.56)        (0.03)       (0.59)
Year Ended July 31, 2001+     $ 10.52        0.58            0.62           1.20        (0.59)           --        (0.59)
Year Ended July 31, 2000      $ 10.63        0.58           (0.06)          0.52        (0.61)        (0.02)       (0.63)
Year Ended July 31, 1999      $ 11.05        0.61           (0.32)          0.29        (0.58)        (0.13)       (0.71)

                                                            Ratios (to average net assets)/Supplemental Data
                                                   ------------------------------------------------------------------
                                                                                Expenses                  Net Assets,
                              Net Asset                 Net                     (before       Portfolio     End of
                             Value, End    Total    Investment      Net       Reductions/      Turnover     Period
                              of Period   Return#     Income     Expenses   Reimbursements)     Rate*       (000's)
                            -----------   -------   ----------   --------   ---------------   ---------   ----------
Year Ended July 31, 2003      $ 11.33       5.04%      3.97%       0.99%         1.22%           33%       $ 50,591
Year Ended July 31, 2002      $ 11.43       8.19%      4.69%       0.99%         1.20%           35%       $ 35,869
Year Ended July 31, 2001+     $ 11.13      11.63%      5.30%       0.99%         1.20%           24%       $ 16,877
Year Ended July 31, 2000      $ 10.52       5.10%      5.54%       0.91%         1.21%           27%       $  9,500
Year Ended July 31, 1999      $ 10.63       2.58%      5.46%       0.81%         1.20%           18%       $  7,070

#  Excludes sales charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

BOND FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                       Less Dividends from
                                        -------------------------------------------- ---------------------------------------
                             Net Asset       Net      Net Realized and                             Net Realized
                               Value,    Investment   Unrealized Gains   Total from       Net       Gains from
                             Beginning     Income       (Losses) from    Investment   Investment    Investment      Total
                             of Period     (Loss)        Investments     Activities     Income     Transactions   Dividends
                            ----------   ----------   ----------------   ----------   ----------   ------------   ---------
Year Ended July 31, 2003      $ 11.40        0.37            0.11            0.48        (0.43)        (0.15)       (0.58)
Year Ended July 31, 2002      $ 11.10        0.43            0.37            0.80        (0.47)        (0.03)       (0.50)
Year Ended July 31, 2001+     $ 10.50        0.50            0.61            1.11        (0.51)           --        (0.51)
Year Ended July 31, 2000      $ 10.60        0.49           (0.05)           0.44        (0.52)        (0.02)       (0.54)
Year Ended July 31, 1999      $ 11.04        0.50           (0.31)           0.19        (0.50)        (0.13)       (0.63)

                                                            Ratios (to average net assets)/Supplemental Data
                                                   ------------------------------------------------------------------
                                                                                Expenses                  Net Assets,
                              Net Asset                 Net                     (before       Portfolio     End of
                             Value, End    Total    Investment      Net       Reductions/      Turnover     Period
                              of Period   Return#     Income     Expenses   Reimbursements)     Rate*       (000's)
                            -----------   -------   ----------   --------   ---------------   ---------   ----------
Year Ended July 31, 2003      $ 11.30       4.27%       3.24%       1.74%         1.97%          33%        $10,168
Year Ended July 31, 2002      $ 11.40       7.43%       3.90%       1.74%         1.95%          35%        $ 9,796
Year Ended July 31, 2001+     $ 11.10      10.77%       4.55%       1.73%         1.95%          24%        $ 7,342
Year Ended July 31, 2000      $ 10.50       4.30%       4.72%       1.74%         1.96%          27%        $ 3,636
Year Ended July 31, 1999      $ 10.60       1.58%       4.63%       1.71%         1.95%          18%        $ 2,521

#  Excludes redemption charge.
+ Net investment income is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH MUNICIPAL BOND FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH MUNICIPAL BOND FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                   [GRAPHIC]     Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------------------
Carefully review this important                    2  Overview
section, which summarizes the                      3  AmSouth Bond Funds
Fund's investments, risks, past                    4  AmSouth Municipal Bond Fund
performance, and fees.

                                   [GRAPHIC]     Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------------------
Review this section for additional                 7  Investment Strategies
information on investment                          7  Investment Practices
strategies and investment practices                9  Investment Risks
and their risks.

                                   [GRAPHIC]     Fund Management
----------------------------------------------------------------------------------------------------------------
Review this section for details on                11  The Investment Advisor
the people and organizations who                  11  Portfolio Manager
provide services to the Fund.                     12  The Distributor and Administrator

                                   [GRAPHIC]     Shareholder Information
----------------------------------------------------------------------------------------------------------------
Review this section for details on                13  Choosing a Share Class
how shares are valued, how to                     14  Pricing of Fund Shares
purchase, sell and exchange shares,               15  Purchasing and Adding to Your Shares
related charges and payments of                   18  Selling Your Shares
dividends and distributions.                      20  General Policies on Selling Shares
                                                  21  Distribution Arrangements/Sales Charges
                                                  24  Distribution and Service (12b-1) Fees
                                                        and Shareholder Servicing Fees
                                                  25  Exchanging Your Shares
                                                  26  Dividends, Distributions and Taxes

                                   [GRAPHIC]     Other Information About The Fund
----------------------------------------------------------------------------------------------------------------
                                                  28  Financial Highlights

[GRAPHIC]  Description of the Fund -- Objectives,
           Risk/Return and Expenses                                     Overview

The Fund The AmSouth Municipal Bond Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC]    Description of the Fund -- Objectives,                      AmSouth
             Risk/Return and Expenses                                 Bond Funds

Bond Funds            The Fund is one of six AmSouth Bond Funds. The AmSouth
                      Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to       Consider investing in this Fund and other AmSouth Bond
Invest                Funds if you are:

                           o looking to add a monthly income component to your portfolio

                           o willing to accept the risks of price and dividend fluctuations

                      This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                           o    investing emergency reserves

                           o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives,                         AmSouth Municipal
Risk/Return and Expenses                                               Bond Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to produce as high a level of current federal tax-exempt income as is consistent with the preservation of capital.

Principal             The Fund invests primarily in municipal securities that
Investment            provide income that is exempt from federal income tax and
Strategies            is not a tax preference item for purposes of the federal
                      alternative minimum tax. Municipal securities are debt obligations, such as bonds and notes, issued by states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Additionally, the Fund concentrates its investments in municipal securities issued by the State of Alabama and its political subdivisions. The Fund invests in debt securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by an nationally recognized statistical rating organization or determined by the Advisor to be of comparable quality).

                      The Fund may purchase securities of any maturity. In managing the Fund's portfolio, the Advisor uses a "top down" investment management approach focusing on a security's maturity. The Advisor sets, and continually adjusts, a target for the interest rate sensitivity of the Fund based upon expectations about interest rates and other economic factors. The Advisor then selects individual securities whose maturities fit this target, have a certain level of credit quality, and that the Advisor believes are the best relative values.

                      The Fund may invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                      Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                      Concentration Risk: By concentrating its investments in securities issued by Alabama and its municipalities, the Fund will be more vulnerable to unfavorable developments in Alabama than funds that are more geographically diversified. Additionally, because of the relatively small number of issuers of Alabama municipal securities, the Fund is likely to invest in a limited number of issuers.

                      Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                      Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives,                         AmSouth Municipal
Risk/Return and Expenses                                               Bond Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1),(2)

                                   [CHART]

1993     7.56%
  94    -2.61%
  95    10.36%
  96     3.48%
  97     6.18%
  98     5.42%
  99    -1.67%
  00     8.82%
  01     4.50%
2002     8.63%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 2.89%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:      3.79%   9/30/02
          Worst quarter:    -3.51%   3/31/94

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1),(2)

->

                                                        1         5      10
                                                       Year     Years   Years
                                                       -----------------------
 Class A Shares(2) Return Before Taxes
 (with 4.00% sales charge)                              4.28%    4.22%   4.56%
                                                       -----------------------
 Class B Shares(3) Return Before Taxes
 (with applicable Contingent Deferred Sales Charge)     2.82%    3.89%   4.05%
                                                       -----------------------
 Class A Shares Return After Taxes on Distributions     4.21%    4.14%   4.51%
                                                       -----------------------
 Class A Shares Return After Taxes on Distributions
 and Sale of Fund Shares                                4.11%    4.13%   4.18%
                                                       -----------------------
 Merrill Lynch 1-12 Year Municipal Bond Index          10.48%    6.24%   6.33%
------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.
(2) The Fund commenced operations on 7/1/97, through a transfer of assets from certain collective trust fund ("commingled") accounts advised by AmSouth Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 7/1/97, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 7/1/97.
(3) Performance for the Class B Shares, which were first offered on 2/3/99, is based on the historical performance of the Fund's Class A Shares, including the commingled accounts' performance (without sales charge) prior to that date. The commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,                         AmSouth Municipal
Risk/Return and Expenses                                               Bond Fund

As an investor in the Municipal Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses        Class A    Class B
(expenses paid by you directly)(1)      Shares     Shares

 Maximum Sales Charge
 (Load) on Purchases                    4.00%(2)    None
------------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load)                          None        5.00%(3)
------------------------------------------------------------
 Redemption Fee(4)                      2.00%       2.00%

 Annual Fund Operating Expenses        Class A     Class B
 (fees paid from Fund assets)          Shares      Shares

 Management Fee                         0.65%       0.65%
------------------------------------------------------------
 Distribution and/or Service
 (12b-1) Fee                            None        0.75%
------------------------------------------------------------
 Other Expenses(5)                      0.56%       0.56%
------------------------------------------------------------
  Total Fund Operating Expenses(5)      1.21%       1.96%
------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows:
5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.24% for Class A Shares and 0.24% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.89%; and Class B Shares, 1.64%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                                Expense Example

                              1        3          5           10
                            Year     Years      Years       Years
 Class A Shares            $ 518     $ 769     $ 1,038     $ 1,807
------------------------------------------------------------------
 Class B Shares
 Assuming redemption       $ 699     $ 915     $ 1,257     $ 2,091
 Assuming no redemption    $ 199     $ 615     $ 1,057     $ 2,091
------------------------------------------------------------------

->

[GRAPHIC]  Additional Investment Strategies and Risks

Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. For purposes of these policies, net assets include net assets plus borrowings. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of its total assets in bonds.

Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a            Credit
commercial bank. Maturities are generally six months or less.                                Liquidity
                                                                                             Market
                                                                                             Interest Rate

Bonds: Interest-bearing or discounted government or corporate securities that obligate the   Interest Rate
issuer to pay the bondholder a specified sum of money, usually at specific intervals, and    Market
to repay the principal amount of the loan at maturity, which is generally 90 days or more.   Credit
The Fund will only purchase bonds that are high-grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

Certificates of Deposit: Negotiable instruments with a stated maturity.                      Market
                                                                                             Credit
                                                                                             Liquidity
                                                                                             Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   -----------------
Demand Features: Securities that are subject to puts and standby commitments to purchase     Market
the securities at a fixed price (usually with accrued interest) within a fixed period of     Liquidity
time following demand by the Fund.                                                           Management

Funding Agreements: Also known as guaranteed investment contracts, an agreement where the    Liquidity
Fund invests an amount of cash with an insurance company and the insurance company credits   Credit
such investment on a monthly basis with guaranteed interest which is based on an index.      Market
These agreements provide that the guaranteed interest will not be less than a certain        Interest Rate
minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Investment Company Securities: Shares of investment companies. The Fund may invest up to     Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Municipal Securities: Securities issued by a state or political subdivision to obtain        Market
funds for various public purposes. Municipal securities include private activity bonds       Credit
and industrial development bonds, as well as general obligation bonds, tax anticipation      Political
notes, bond anticipation notes, revenue anticipation notes, project notes, other             Tax Regulatory
short-term tax-exempt obligations, municipal leases, and obligations of municipal housing    Interest Rate
authorities (single family revenue bonds).

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. The Fund may         Liquidity Credit
invest in securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of    Market Credit
the U.S. government. These include GNMA, FNMA and FHLMC.                                     Interest Rate

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   --------------
U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

When-Issued Securities and Forward Commitments: Purchase or contract to purchase             Market
securities at a fixed price for delivery at a future date.                                   Leverage
                                                                                             Liquidity
                                                                                             Credit

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued      Credit
at a discount from their value at maturity. When held to maturity, their entire return       Market
equals the difference between their issue price and their maturity value.                    Interest Rate

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, SLMA and FHLB, by the credit of the issuing agency, such as securities issued by FFCB and TVA or by the U.S. in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better - or worse - than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

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                                                                               9

Additional Investment Strategies and Risks

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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10

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.40% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

->

Portfolio Manager

Dorothy E. Thomas, CFA, is the portfolio manager for the Fund. Ms. Thomas also manages the AmSouth Tennessee Tax-Exempt Fund and the AmSouth Florida Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

->

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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12

[GRAPHIC]  Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund - Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              13

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                           --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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14

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                                     Minimum
                                Minimum Initial     Subsequent
 Account type                      Investment       Investment
 Class A or Class B
--------------------------------------------------------------
 Regular                            $ 1,000           $   0
--------------------------------------------------------------
 Automatic Investment Plan          $   250           $ 100
--------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              17

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number;
          o    amount you wish to redeem;
          o    address where your check should be sent; and
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares - Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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18

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              19

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be sucessful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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20

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                              Sales Charge       Sales Charge
          Your                  as a % of          as a % of
       Investment            Offering Price     Your Investment

Up to $99,999                      4.00%              4.17%
-----------------------------------------------------------------
$100,000 up to $249,999            3.00%              3.09%
-----------------------------------------------------------------
$250,000 up to $499,999            2.00%              2.04%
-----------------------------------------------------------------
$500,000 up to $999,999            1.00%              1.01%
-----------------------------------------------------------------
$1,000,000 and above(1)            0.00%              0.00%
-----------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end charge.

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                                                                              21

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

    Years          CDSC as a % of
    Since          Dollar Amount
   Purchase      Subject to Charge*

     0-1               5.00%
     1-2               4.00%
     2-3               3.00%
     3-4               3.00%
     4-5               2.00%
     5-6               1.00%
more than 6            None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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22

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any AmSouth Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

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                                                                              25

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your Shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The income dividends that you receive from the Fund are expected to be exempt from federal income tax. Income exempt from federal income tax may be subject to state and local income tax. The Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. Any net capital gains the Fund distributes also will be subject to federal income tax. However, if you receive social security, or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Municipal Bond Fund may have on the federal income taxation of your benefits. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains the Fund distributes also will be subject to federal income tax.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

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26

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

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                                                                              27

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

MUNICIPAL BOND FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                       Less Dividends from
                                         ------------------------------------------  ---------------------------------------
                             Net Asset       Net      Net Realized and                             Net Realized
                               Value,    Investment   Unrealized Gains   Total from       Net       Gains from
                             Beginning     Income       (Losses) from    Investment   Investment    Investment      Total
                             of Period     (Loss)        Investments     Activities     Income     Transactions   Dividends
                             ---------   ----------   ----------------   ----------   ----------   ------------   ----------
Year Ended July 31, 2003      $ 10.38        0.35           (0.05)           0.30        (0.33)        (0.03)       (0.36)
Year Ended July 31, 2002      $ 10.18        0.37            0.23            0.60        (0.39)        (0.01)       (0.40)
Year Ended July 31, 2001+     $  9.76        0.39            0.41            0.80        (0.38)           --        (0.38)
Year Ended July 31, 2000      $  9.87        0.40           (0.06)           0.34        (0.40)        (0.05)       (0.45)
Year Ended July 31, 1999      $ 10.13        0.41           (0.17)           0.24        (0.39)        (0.11)       (0.50)

                                                            Ratios (to average net assets)/Supplemental Data
                                                   ------------------------------------------------------------------
                                                                                Expenses                  Net Assets,
                              Net Asset                 Net                     (before       Portfolio     End of
                             Value, End    Total    Investment      Net       Reductions/      Turnover     Period
                              of Period   Return#     Income     Expenses   Reimbursements)     Rate*       (000's)
                            -----------   -------   ----------   --------   ---------------   ---------   -----------
Year Ended July 31, 2003      $ 10.32       2.96%       3.35%       0.89%         1.21%            7%      $ 16,385
Year Ended July 31, 2002      $ 10.38       6.05%       3.72%       0.89%         1.20%           10%      $ 11,553
Year Ended July 31, 2001+     $ 10.18       8.36%       3.88%       0.89%         1.20%            5%      $  8,022
Year Ended July 31, 2000      $  9.76       3.62%       4.12%       0.82%         1.20%            9%      $  6,516
Year Ended July 31, 1999      $  9.87       2.31%       4.01%       0.71%         1.20%           21%      $  2,694

#  Excludes sales charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

MUNICIPAL BOND FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                       Investment Activities
                                             ------------------------------------------
                                 Net Asset       Net      Net Realized and
                                   Value,    Investment   Unrealized Gains   Total from
                                 Beginning     Income       (Losses) from    Investment
                                 of Period     (Loss)        Investments     Activities
                                ----------   ----------   ----------------   ----------
Year Ended July 31, 2003          $ 10.36        0.27           (0.04)            0.23
Year Ended July 31, 2002          $ 10.17        0.30            0.22             0.52
Year Ended July 31, 2001+         $  9.75        0.32            0.41             0.73
Year Ended July 31, 2000          $  9.87        0.31           (0.05)            0.26
Period Ended July 31, 1999(a)     $ 10.28        0.14           (0.41)           (0.27)

                                          Less Dividends from
                                --------------------------------------
                                              Net Realized
                                     Net       Gains from                 Net Asset
                                 Investment    Investment      Total     Value, End       Total
                                   Income     Transactions   Dividends    of Period      Return#
                                -----------   ------------   ---------   ----------   ------------
Year Ended July 31, 2003            (0.25)        (0.03)       (0.28)     $ 10.31          2.19%
Year Ended July 31, 2002            (0.32)        (0.01)       (0.33)     $ 10.36          5.20%
Year Ended July 31, 2001+           (0.31)           --        (0.31)     $ 10.17          7.60%
Year Ended July 31, 2000            (0.33)        (0.05)       (0.38)     $  9.75          2.75%
Period Ended July 31, 1999(a)       (0.14)           --        (0.14)     $  9.87         (2.60%)@

                                           Ratios (to average net assets)/Supplemental Data
                                -----------------------------------------------------------------------
                                                                  Expenses                  Net Assets,
                                     Net                          (before       Portfolio     End of
                                 Investment         Net         Reductions/      Turnover     Period
                                   Income        Expenses     Reimbursements)     Rate*       (000's)
                                ------------  -------------   ---------------   ---------   -----------
Year Ended July 31, 2003             2.61%          1.64%           1.96%            7%       $4,496
Year Ended July 31, 2002             2.95%          1.64%           1.95%           10%       $3,844
Year Ended July 31, 2001+            3.12%          1.64%           1.95%            5%       $1,777
Year Ended July 31, 2000             3.30%          1.64%           1.96%            9%       $  889
Period Ended July 31, 1999(a)        3.17%@@        1.60%@@         1.87%@@         21%       $   16

 #  Excludes redemption charge.
 + Net investment income is based on average shares outstanding during the period.
 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 @  Not annualized.
@@  Annualized.
(a) For the period from March 13, 2000 (commencement of operations) through July 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH FLORIDA
                   TAX-EXEMPT FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH FLORIDA
                TAX-EXEMPT FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                     [GRAPHIC]       Description of the Fund -- Objectives, Risk/Return and Expenses
--------------------------------------------------------------------------------------------------------------------
Carefully review this important                        2  Overview
section, which summarizes the                          3  AmSouth Bond Funds
Fund's investments, risks, past                        4  AmSouth Florida Tax-Exempt Fund
performance, and fees.

                                     [GRAPHIC]       Additional Investment Strategies and Risks
--------------------------------------------------------------------------------------------------------------------
Review this section for additional                     7  Investment Strategies
information on investment                              7  Investment Practices
strategies and investment practices                   10  Investment Risks
and their risks.

                                     [GRAPHIC]       Fund Management
--------------------------------------------------------------------------------------------------------------------
Review this section for details on                    12  The Investment Advisor
the people and organizations who                      12  Portfolio Manager
provide services to the Fund.                         12  The Distributor and Administrator

                                     [GRAPHIC]       Shareholder Information
--------------------------------------------------------------------------------------------------------------------
Review this section for details on                    13  Choosing a Share Class
how shares are valued, how to                         14  Pricing of Fund Shares
purchase, sell and exchange shares,                   15  Purchasing and Adding to Your Shares
related charges and payments of                       18  Selling Your Shares
dividends and distributions.                          20  General Policies on Selling Shares
                                                      21  Distribution Arrangements/Sales Charges
                                                      24  Distribution and Service (12b-1) Fees
                                                            and Shareholder Servicing Fees
                                                      25  Exchanging Your Shares
                                                      26  Dividends, Distributions and Taxes

                                     [GRAPHIC]       Other Information About The Fund
--------------------------------------------------------------------------------------------------------------------
                                                      28  Financial Highlights

[GRAPHIC]

Description of the Fund -- Objectives, Risk/Return and Expenses         Overview

The Fund The AmSouth Florida Tax-Exempt Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

[GRAPHIC]  Description of the Fund -- Objectives,                        AmSouth
           Risk/Return and Expenses                                   Bond Funds

Bond Funds            The Fund is one of six AmSouth Bond Funds. The AmSouth
                      Bond Funds seek current income and invests primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to       Consider investing in this Fund and other AmSouth Bond
Invest                Funds if you are:

                           o looking to add a monthly income component to your portfolio

                           o willing to accept the risks of price and dividend fluctuations

                      This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                           o    investing emergency reserves

                           o uncomfortable with an investment that will fluctuate in value

->

Description of the Fund -- Objectives,                           AmSouth Florida
Risk/Return and Expenses                                         Tax-Exempt Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to produce as high a level of current interest income exempt from federal income tax and Florida intangibles tax as is consistent with the preservation of capital.

Principal             The Fund invests primarily in municipal securities of the
Investment Strategies State of Florida and its political subdivisions that provide income exempt from federal income tax and Florida intangible personal property tax. The Fund invests in Florida municipal securities only if they are high-grade
                      (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined by the Advisor to be of comparable quality).

                      The Fund may purchase securities of any maturity.

                      In managing the Fund's portfolio, the Advisor uses a "top down" investment management approach focusing on interest rates and credit quality. The Advisor sets, and continually adjusts, a target for the interest rate sensitivity of the Fund's portfolio based on expectations about interest rate movements. The Advisor then selects securities consistent with this target based on their individual characteristics.

                      The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                      The Fund may invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                      Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                      State Specific Risk: By concentrating its investments in securities issued by Florida and its municipalities, the Fund will be more vulnerable to unfavorable developments in Florida than funds that are more geographically diversified.

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                      Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                      Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                      Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives,                           AmSouth Florida
Risk/Return and Expenses                                         Tax-Exempt Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1)

                                   [CHART]

1995    11.04%
  96     3.60%
  97     6.54%
  98     5.44%
  99    -1.33%
  00     8.36%
  01     4.47%
2002     8.43%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 2.75%.

          Best quarter:      4.40%   3/31/95
          Worst quarter:    -1.85%   6/30/99

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

                                                       1        5    Since Inception
                                                      Year    Years     (9/30/94)
                                                     -------------------------------
Class A Shares(2) Return Before Taxes
(with 4.00% sales charge)                             4.05%   4.15%       4.92%
                                                     -------------------------------
Class B Shares(2) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)    2.64%   3.80%       4.50%
                                                     -------------------------------
Class A Shares Return After Taxes on Distributions    4.04%   4.11%       4.87%
                                                     -------------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                               3.84%   4.07%       4.75%
                                                     -------------------------------
Merrill Lynch 1-12 Year Municipal Bond Index         10.48%   6.24%       6.77%
------------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.
(2) Class A Shares were first offered on 9/30/94. Performance for the Class B Shares, which were first offered on 3/16/99, is based on the historical performance of the Fund's Class A Shares performance (without sales charge) prior to that date. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Description of the Fund -- Objectives,                           AmSouth Florida
Risk/Return and Expenses                                         Tax-Exempt Fund

As an investor in the Florida Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period
Because actual returns and operating expenses will be different, this example is for comparison only.

                               Fees and Expenses

Shareholder Transaction Expenses       Class A    Class B
(expenses paid by you directly)(1)     Shares     Shares

Maximum Sales Charge
(Load) on Purchases                    4.00%(2)    None
-----------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                          None        5.00%(3)
-----------------------------------------------------------
Redemption Fee(4)                      2.00%       2.00%

Annual Fund Operating Expenses        Class A     Class B
(fees paid from Fund assets)          Shares      Shares

Management Fee                         0.65%       0.65%
-----------------------------------------------------------
Distribution and/or Service
(12b-1) Fee                            None        0.75%
-----------------------------------------------------------
Other Expenses(5)                      0.60%       0.60%
-----------------------------------------------------------
 Total Fund Operating Expenses(5)      1.25%       2.00%
-----------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares and Class B Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.19% for Class A Shares and 0.19% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.84%; and Class B Shares, 1.59%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                 Expense Example

                              1        3          5           10
                            Year     Years      Years       Years
 Class A Shares            $ 522     $ 781     $ 1,059     $ 1,851
------------------------------------------------------------------
 Class B Shares
 Assuming redemption       $ 703     $ 927     $ 1,278     $ 2,134
 Assuming no redemption    $ 203     $ 627     $ 1,078     $ 2,134
------------------------------------------------------------------

->

[GRAPHIC]  Additional Investment Strategies and Risks

As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any, is not subject to the federal alternative minimum tax, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.

Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Florida.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   --------------
Bonds: Interest-bearing or discounted government or corporate securities that obligate the   Interest Rate
issuer to pay the bondholder a specified sum of money, usually at specific intervals, and    Market
to repay the principal amount of the loan at maturity, which is generally 90 days or more.   Credit
The Fund will only purchase bonds that are high-grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

Certificates of Deposit: Negotiable instruments with a stated maturity.                      Market
                                                                                             Credit
                                                                                             Liquidity
                                                                                             Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by                Credit
corporations and other entities. Maturities generally vary from a few days to nine months.   Liquidity
                                                                                             Market
                                                                                             Interest Rate

Demand Features: Securities that are subject to puts and standby commitments to purchase     Market
the securities at a fixed price (usually with accrued interest) within a fixed period of     Liquidity
time following demand by the Fund.                                                           Management

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   --------------
Investment Company Securities: Shares of investment companies. The Fund may invest up to     Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that     Market
have remaining maturities of one year or less. These securities may include U.S.             Credit
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment
Company Act and that invest exclusively in money market instruments.

Municipal Securities: Securities issued by a state or political subdivision to obtain        Market
funds for various public purposes. Municipal securities include private activity bonds       Credit
and industrial development bonds, as well as general obligation bonds, tax anticipation      Political
notes, bond anticipation notes, revenue anticipation notes, project notes, other             Tax
short-term tax-exempt obligations, municipal leases, and obligations of municipal housing    Regulatory
authorities (single family revenue bonds).                                                   Interest Rate

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market
the Fund will receive cash, other securities, and/or letters of credit. The Fund may         Leverage
invest in securities of investment companies that are exempt from registration under the     Liquidity
Investment Company Act and invest exclusively in money market instruments.                   Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of       Liquidity
funds.                                                                                       Credit
                                                                                             Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of    Market
the U.S. government. These include the Government National Mortgage Association ("GNMA"),    Credit
the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage        Interest Rate
Corporation ("FHLMC").

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

->

Additional Investment Strategies and Risks

Instrument                                                                                  Risk Type
-----------------------------------------------------------------------------------------   --------------
When-Issued Securities and Forward Commitments: Purchase or contract to purchase            Market
securities at a fixed price for delivery at a future date.                                  Leverage
                                                                                            Liquidity
                                                                                            Credit

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued     Credit
at a discount from their value at maturity. When held to maturity, their entire return      Market
equals the difference between their issue price and their maturity value.                   Interest Rate

->

Additional Investment Strategies and Risks

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

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10

Additional Investment Strategies and Risks

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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                                                                              11

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.40% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

->

Portfolio Manager

Dorothy E. Thomas, CFA, is the portfolio manager for the Florida Tax-Exempt Fund. Ms. Thomas also manages the AmSouth Municipal Bond Fund and the AmSouth Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

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The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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12

[GRAPHIC]  Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund -- Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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                                                                              13

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                           --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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14

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                  Investment      Investment
Class A or Class B
--------------------------------------------------------
Regular                        $ 1,000          $   0
--------------------------------------------------------
Automatic Investment Plan      $   250          $ 100
--------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------
Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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                                                                              17

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number;
          o    amount you wish to redeem;
          o    address where your check should be sent; and
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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18

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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                                                                              19

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be sucessful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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20

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                           Sales Charge     Sales Charge
          Your               as a % of        as a % of
       Investment         Offering Price   Your Investment

Up to $99,999                  4.00%            4.17%
------------------------------------------------------------
$100,000 up to $249,999        3.00%            3.09%
------------------------------------------------------------
$250,000 up to $499,999        2.00%            2.04%
------------------------------------------------------------
$500,000 up to $999,999        1.00%            1.01%
------------------------------------------------------------
$1,000,000 and above(1)        0.00%            0.00%
------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end charge.

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                                                                              21

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years        CDSC as a % of
   Since         Dollar Amount
  Purchase    Subject to Charge*
    0-1            5.00%
    1-2            4.00%
    2-3            3.00%
    3-4            3.00%
    4-5            2.00%
    5-6            1.00%
 more than 6       None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
     o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
     o    Class B Shares
          o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
          o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your Shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The income dividends that you receive from the Fund are expected to be exempt from federal income tax. Income exempt from federal income tax may be subject to state and local income tax. The Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal income taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains the Fund distributes also will be subject to federal income tax.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

FLORIDA TAX-EXEMPT FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                   Investment Activities                       Less Dividends from
                                        -------------------------------------------   -------------------------------------
                            Net Asset      Net       Net Realized and                              Net Realized
                              Value,    Investment   Unrealized Gains    Total from      Net        Gains from
                            Beginning     Income      (Losses) from      Investment   Investment    Investment      Total
                            of Period     (Loss)        Investments      Activities     Income     Transactions   Dividends
                            ---------   ----------   -----------------   ----------   ----------   ------------   ---------
Year Ended July 31, 2003     $ 10.79       0.36            (0.08)           0.28        (0.37)           --         (0.37)
Year Ended July 31, 2002     $ 10.51       0.39             0.27            0.66        (0.38)           --         (0.38)
Year Ended July 31, 2001+    $ 10.16       0.40             0.35            0.75        (0.40)           --         (0.40)
Year Ended July 31, 2000     $ 10.22       0.44            (0.06)           0.38        (0.41)        (0.03)        (0.44)
Year Ended July 31, 1999     $ 10.45       0.41            (0.18)           0.23        (0.40)        (0.06)        (0.46)

                                                            Ratios (to average net assets)/Supplemental Data
                                                    -----------------------------------------------------------------
                                                                              Expenses                   Net Assets,
                             Net Asset                 Net                    (before         Portfolio     End of
                            Value, End    Total     Investment      Net       Reductions/      Turnover     Period
                            of Period    Return#      Income     Expenses   Reimbursements)      Rate*      (000's)
                            ----------   --------   ----------   --------   ---------------   ---------   -----------
Year Ended July 31, 2003     $ 10.70      2.58%       3.35%       0.84%         1.25%            6%         $  6,955
Year Ended July 31, 2002     $ 10.79      6.38%       3.64%       0.87%         1.26%           13%         $  4,002
Year Ended July 31, 2001+    $ 10.51      7.46%       3.79%       0.90%         1.29%            7%         $  3,267
Year Ended July 31, 2000     $ 10.16      3.99%       4.10%       0.74%         1.30%           11%         $  2,655
Year Ended July 31, 1999     $ 10.22      2.06%       4.00%       0.59%         1.26%           34%         $ 12,195

#  Excludes sales charge.
+ Net investment income (loss) is based on average shares outstanding during the period.
* Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

Other Information About the Fund                            Financial Highlights

FLORIDA TAX-EXEMPT FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                       Investment Activities
                                            -------------------------------------------
                                Net Asset       Net      Net Realized and
                                  Value,    Investment   Unrealized Gains   Total from
                                Beginning     Income      (Losses) from     Investment
                                of Period     (Loss)       Investments      Activities
                                ---------   ----------   ----------------   -----------
Year Ended July 31, 2003         $ 10.76       0.29           (0.08)           0.21
Year Ended July 31, 2002         $ 10.49       0.29            0.28            0.57
Year Ended July 31, 2001+        $ 10.15       0.32            0.34            0.66
Year Ended July 31, 2000         $ 10.20       0.32           (0.01)           0.31
Period Ended July 31, 1999(a)    $ 10.52       0.12           (0.30)          (0.18)

                                         Less Dividends from
                                -------------------------------------
                                             Net Realized
                                    Net       Gains from                Net Asset
                                Investment    Investment      Total     Value, End    Total
                                  Income     Transactions   Dividends   of Period    Return#
                                ----------   ------------   ---------   ----------   -------
Year Ended July 31, 2003          (0.29)           --         (0.29)      $ 10.68      1.91%
Year Ended July 31, 2002          (0.30)           --         (0.30)      $ 10.76      5.56%
Year Ended July 31, 2001+         (0.32)           --         (0.32)      $ 10.49      6.61%
Year Ended July 31, 2000          (0.33)        (0.03)        (0.36)      $ 10.15      3.14%
Period Ended July 31, 1999(a)     (0.14)           --         (0.14)      $ 10.20      1.77%@

                                        Ratios (to average net assets)/Supplemental Data
                                -----------------------------------------------------------------
                                                           Expenses                   Net Assets,
                                   Net                     (before        Portfolio     End of
                                Investment     Net        Reductions/     Turnover     Period
                                  Income     Expenses   Reimbursements)     Rate*       (000's)
                                ----------   --------   ---------------   ---------   -----------
Year Ended July 31, 2003           2.61%      1.59%          2.00%            6%         $ 3,807
Year Ended July 31, 2002           2.90%      1.62%          2.01%           13%         $ 2,647
Year Ended July 31, 2001+          3.03%      1.64%          2.04%            7%         $ 1,385
Year Ended July 31, 2000           3.22%      1.62%          2.05%           11%         $   729
Period Ended July 31, 1999(a)      3.06%@@    1.49%@@        2.00%@@         34%         $   569

 #   Excludes redemption charge.
 +   Net investment income is based on average shares outstanding during the period.
 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
 @   Not annualized.
 @@  Annualized.

(a) For the period from March 16, 1999 (commencement of operations) through July 31, 1999.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                               AmSouth Funds
                               3435 Stelzer Road
                               Columbus, Ohio 43219
                               Telephone: 1-800-451-8382
                               Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH TENNESSEE
                   TAX-EXEMPT FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH TENNESSEE
                   TAX-EXEMPT FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                      [GRAPHIC]  Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------------------
Carefully review this important                     2  Overview
section, which summarizes the                       3  AmSouth Bond Funds
Fund's investments, risks, past                     4  AmSouth Tennessee Tax-Exempt Fund
performance, and fees.

                                      [GRAPHIC]     Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------------------
Review this section for additional                  7  Investment Strategies
information on investment                           7  Investment Practices
strategies and investment practices                 9  Investment Risks
and their risks.

                                      [GRAPHIC]     Fund Management
----------------------------------------------------------------------------------------------------------------
Review this section for details on                 12  The Investment Advisor
the people and organizations who                   12  Portfolio Manager
provide services to the Fund.                      13  The Distributor and Administrator

                                      [GRAPHIC]     Shareholder Information
----------------------------------------------------------------------------------------------------------------
Review this section for details on                 14  Choosing a Share Class
how shares are valued, how to                      15  Pricing of Fund Shares
purchase, sell and exchange shares,                16  Purchasing and Adding to Your Shares
related charges and payments of                    19  Selling Your Shares
dividends and distributions.                       21  General Policies on Selling Shares
                                                   22  Distribution Arrangements/Sales Charges
                                                   25  Distribution and Service (12b-1) Fees
                                                         and Shareholder Servicing Fees
                                                   26  Exchanging Your Shares
                                                   27  Dividends, Distributions and Taxes

                                      [GRAPHIC]     Other Information About The Fund
----------------------------------------------------------------------------------------------------------------
                                                   29  Financial Highlights

[GRAPHIC]  Description of the Fund -- Objectives,
           Risk/Return and Expenses                                     Overview

The Fund The AmSouth Tennessee Tax-Exempt Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                         Like other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

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2

[GRAPHIC]  Description of the Fund -- Objectives,                        AmSouth
           Risk/Return and Expenses                                   Bond Funds

Bond Funds               The Fund is one of six AmSouth Bond Funds. The AmSouth
                         Bond Funds seek current income and invest primarily in fixed income securities, such as U.S. government securities or corporate banks and commercial obligations.

Who May Want to Invest   Consider investing in this Fund and other AmSouth Bond
                         Funds if you are:

                             o looking to add a monthly income component to your portfolio

                             o willing to accept the risks of price and dividend fluctuations

                         This Fund and other AmSouth Bond Funds may not be appropriate if you are:

                             o    investing emergency reserves

                             o uncomfortable with an investment that will fluctuate in value

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                                                                               3

Description of the Fund -- Objectives,                         AmSouth Tennessee
Risk/Return and Expenses                                         Tax-Exempt Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with current income exempt from federal and Tennessee income taxes without assuming undue risk.

Principal             The Fund normally invests substantially all of its assets
Investment            in municipal obligations of the State of Tennessee, its
Strategies            political subdivisions, authorities, and corporations that provide income exempt from federal income and Tennessee personal income taxes.

                      The average dollar-weighted credit rating of the municipal obligations held by the Fund will be A-. To further limit credit risk, the Fund invests only in investment grade municipal obligations or the unrated equivalent as determined by the Advisor. The Fund invests in Tennessee municipal securities only if they are high-grade (rated at the time of purchase in one of the four highest rating categories by a Nationally recognized statistic rating organization ("NRSRO") or determined by the Advisor to be of comparable quality. The Advisor evaluates municipal obligations based on credit quality and financial outlook. Although the Fund concentrates its assets in Tennessee municipal obligations, the Advisor strives to diversify the portfolio across sectors and issuers within Tennessee. The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may purchase securities of any maturity.

                      For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                      Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                      State Specific Risk: By concentrating its investments in securities issued by Tennessee and its municipalities, the Fund will be more vulnerable to unfavorable developments in Tennessee than funds that are more geographically diversified.

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                      Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

                      Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                      Income Risk: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                      The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay (on distributions of net gains realized on those trades).

                      If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

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4

Description of the Fund -- Objectives,                         AmSouth Tennessee
Risk/Return and Expenses                                         Tax-Exempt Fund

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Both the bar chart and the table assume the reinvestment of dividends and distributions. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1),(2)

                                   [CHART]

1993    10.25%
  94    -8.57%
  95    13.40%
  96     1.39%
  97     7.13%
  98     4.26%
  99    -3.07%
  00     8.65%
  01     3.40%
2002     8.43%

The bar chart above does not reflect any applicable sales charges which would reduce returns. The Fund's total return from 1/1/03 to 9/30/03 was 2.43%.

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:      5.91%   3/31/95
          Worst quarter:    -8.12%   3/31/94

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1),(2)

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                                                          1       5       10
                                                         Year   Years   Years
                                                    ----------------------------
Class A Shares(2) Return Before Taxes
(with 4.00% sales charge)                                4.05%  3.41%   3.91%
                                                    ----------------------------
Class B Shares(2),(3) Return Before Taxes
(with applicable Contingent Deferred Sales Charge)       2.63%  3.24%   3.45%
                                                    ----------------------------
Class A Shares Return After Taxes on Distributions       4.05%  3.37%   3.89%
                                                    ----------------------------
Class A Shares Return After Taxes on Distributions
and Sale of Fund Shares                                  3.62%  3.36%   3.79%
                                                    ----------------------------
Merrill Lynch 1-12 Year Municipal Bond Index            10.48%  6.24%   6.33%
                                                    ----------------------------

(1) Both charts assume reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.
(2) The quoted returns reflect the performance from 3/28/94 to 3/12/00 of the ISG Tennessee Tax Exempt Fund, an open-end investment company that was the predecessor fund to the AmSouth Tennessee Tax-Exempt Fund. The ISG Tennessee Tax-Exempt Fund, commenced operations on 3/28/94, through a transfer of assets from certain collective trust fund ("commingled") accounts managed by First American National Bank, using substantially the same investment objective, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of the predecessor fund commingled accounts for periods dating back to 7/31/93, and prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected. After-tax returns reflect performance since 4/1/96, and do not include the performance of the commingled accounts prior to that date. Class A Shares were first offered on 3/28/94.
(3) Performance for the Class B Shares, which were first offered on 2/24/98, is based on the historical performance of the Fund's Class A Shares, including the predecessor fund's and commingled accounts' performance (without sales charge) prior to that date. The predecessor fund and commingled accounts were managed using substantially the same investment objective, policies and methodologies as the Fund. The historical performance of the Class B Shares has been restated to reflect the Fund's Class B Shares distribution (12b-1) fees and the contingent deferred sales charge.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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                                                                               5

Description of the Fund -- Objectives,                         AmSouth Tennessee
Risk/Return and Expenses                                         Tax-Exempt Fund

As an investor in the Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                                Fees and Expenses

Shareholder Transaction Expenses          Class A   Class B
(expenses paid by you directly)(1)         Shares    Shares

Maximum Sales Charge
(Load) on Purchases                       4.00%(2)  None
------------------------------------------------------------
Maximum Deferred Sales
Charge (Load)                             None      5.00%(3)
------------------------------------------------------------
Redemption Fee(4)                         2.00%     2.00%

Annual Fund Operating Expenses            Class A    Class B
(fees paid from Fund assets)               Shares     Shares

Management Fee                              0.65%     0.65%
------------------------------------------------------------
Distribution and/or Service (12b-1) Fee     None      0.75%
------------------------------------------------------------
Other Expenses(5)                           0.69%     0.69%
------------------------------------------------------------
   Total Fund Operating Expenses(5)         1.34%     2.09%
------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."
(3) For Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A Shares.
(4) To discourage short-term trading, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares and Class B Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.
(5) Other expenses are being limited to 0.42% for Class A Shares and 0.42% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.07%; and Class B Shares, 1.82%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                          1       3        5       10
                         Year   Years    Years    Years
Class A Shares           $531    $808   $1,105   $1,948
-------------------------------------------------------
Class B Shares
Assuming redemption      $712    $955   $1,324   $2,229
Assuming no redemption   $212    $655   $1,124   $2,229
-------------------------------------------------------

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6

[GRAPHIC]  Additional Investment Strategies and Risks

As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities issued by or on behalf of the State of Tennessee and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal and state income tax, if any. For purposes of this policy, net assets include net assets plus borrowings. As a non-fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities that are not subject to the federal alternative minimum tax for individuals.

Under normal circumstances, the Fund may invest up to 20% of its assets in Taxable Obligations. For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Tennessee.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Tennessee to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Tennessee Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

The Fund may increase its holdings in short-term money market instruments to over 20% of its total assets. The Fund may hold uninvested cash pending investment.

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Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                            Risk Type
---------------------------------------------------------------------------------------------------   -------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a                     Credit
commercial bank. Maturities are generally six months or less.                                         Liquidity
                                                                                                      Market
                                                                                                      Interest Rate

Bonds: Interest-bearing or discounted government or corporate securities that obligate the            Interest Rate
issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to          Market
repay the principal amount of the loan at maturity, which is generally 90 days or more. The           Credit
Fund will only purchase bonds that are high-grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organizations),or, if not rated, determined to be of comparable quality by the Advisor.

Certificates of Deposit: Negotiable instruments with a stated maturity.                               Credit
                                                                                                      Market
                                                                                                      Liquidity
                                                                                                      Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by                         Credit
corporations and other entities. Maturities generally vary from a few days to nine months.            Liquidity
                                                                                                      Market
                                                                                                      Interest Rate

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                                                                               7

[GRAPHIC]  Additional Investment Strategies and Risks

Instrument                                                                                            Risk Type
---------------------------------------------------------------------------------------------------   -------------
Demand Features: Securities that are subject to puts and standby commitments to purchase              Market
the securities at a fixed price (usually with accrued interest) within a fixed period of time         Liquidity
following demand by the Fund.                                                                         Management

Investment Company Securities: Shares of investment companies. The Fund may invest up to              Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10%
of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies' for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities that              Market
have remaining maturities of one year or less. These securities may include U.S. government           Credit
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers'
acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. These securities may also include securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for       Market
various public purposes. Municipal securities include private activity bonds and industrial           Credit
development bonds, as well as general obligation bonds, tax anticipation notes, bond                  Political
anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt            Tax
obligations, municipal leases, and obligations of municipal housing authorities (single family        Regulatory
revenue bonds).                                                                                       Interest Rate

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue;
and industrial development bonds that are secured by a private company.

Securities Lending: The lending of a percentage of the Fund's total assets. In return, the Fund       Market
will receive cash, other securities, and/or letters of credit. The Fund may invest in securities of   Leverage
investment companies that are exempt from registration under the Investment Company Act               Liquidity
and invest exclusively in money market instruments.                                                   Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.         Liquidity
                                                                                                      Credit
                                                                                                      Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of        Market
accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the         Market
U.S. government. These include the Government National Mortgage Association ("GNMA"),                 Credit
the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage                 Interest Rate
Corporation ("FHLMC").

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8

Additional Investment Strategies and Risks

Instrument                                                                                            Risk Type
---------------------------------------------------------------------------------------------------   -------------
U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and             Market
principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily,        Credit
weekly, quarterly or some other period and which may be payable to the Fund on demand.                Liquidity
                                                                                                      Market
                                                                                                      Interest Rate

When-Issued Securities and Forward Commitments: Purchase or contract to purchase                      Market
securities at a fixed price for delivery at a future date.                                            Leverage
                                                                                                      Liquidity
                                                                                                      Credit

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued at a          Credit
discount from their value at maturity. When held to maturity, their entire return equals the          Market
difference between their issue price and their maturity value.                                        Interest Rate

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                                                                               9

Additional Investment Strategies and Risks

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

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10

Additional Investment Strategies and Risks

Non-Diversification Risk. A fund which is non-diversified may invest a greater percentage of its assets in a particular issuer compared with other funds and, accordingly, the fund's portfolio may be more sensitive to changes in the market value of a single issuer.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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                                                                              11

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor to the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.50% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

->

Portfolio Manager

Dorothy E. Thomas, CFA, is the portfolio manager for the Fund. Ms. Thomas also manages the AmSouth Municipal Bond Fund and the AmSouth Florida Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

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12

Fund Management

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              13

[GRAPHIC]  Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    Front-end sales charges, as described below.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Description of the Fund -- Objectives, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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14

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                               Number of Shares
                                  Outstanding

Generally, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                  Investment      Investment
Class A or Class B
--------------------------------------------------------
Regular                          $1,000          $  0
--------------------------------------------------------
Automatic Investment Plan        $  250          $100
--------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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16

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:

     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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                                                                              17

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

->

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number;
          o    amount you wish to redeem;
          o    address where your check should be sent; and
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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                                                                              19

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

A 2% redemption fee may be charged on shares withdrawn from your account within 30 days of the date of purchase.

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20

Shareholder Information

General Policies On Selling Shares

Redemption Fee

Class A Shares and Class B Shares

If you sell your Shares or exchange them for shares of another of the AmSouth Funds within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

Although the Fund will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Fund will be sucessful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts;

     o    retirement plans that cannot implement the redemption fee;

     o    certain wire order redemptions;

     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares held in automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary);

     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees.

The Fund will not impose the redemption fee on a redemption or exchange of shares purchased upon the reinvestment of dividend and capital gain distributions.

The Fund reserves the right to waive, modify the terms of, or terminate the redemption fee at any time in its discretion.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

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                                                                              21

Shareholder Information

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Calculation of Sales Charges
Class A Shares

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                           Sales Charge     Sales Charge
          Your               as a % of        as a % of
       Investment         Offering Price   Your Investment
Up to $99,999                  4.00%            4.17%
----------------------------------------------------------
$100,000 up to $249,999        3.00%            3.09%
----------------------------------------------------------
$250,000 up to $499,999        2.00%            2.04%
----------------------------------------------------------
$500,000 up to $999,999        1.00%            1.01%
----------------------------------------------------------
$1,000,000 and above(1)        0.00%            0.00%
----------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This CDSC will be based on the lower of your cost for the shares or their NAV at the time of redemption and will not be charged on shares exchanged for shares of the same class of another AmSouth Fund. There will be no CDSC on reinvested distributions. The Distributor may provide additional compensation for retail accounts in an amount up to 1.00% of the offering price of Class A Shares of the Funds for retail account sales of $1 million to $3 million. For retail account sales over $3 million, the amount of additional compensation may be negotiated. From time to time, the Distributor may pay a 1.00% commission on Class A Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end charge.

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22

Shareholder Information

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years        CDSC as a % of
   Since        Dollar Amount
  Purchase    Subject to Charge*
    0-1              5.00%
    1-2              4.00%
    2-3              3.00%
    3-4              3.00%
    4-5              2.00%
    5-6              1.00%
more than 6          None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature -- Class B Shares
     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

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                                                                              23

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     o Letter Of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     o Rights Of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     o Combination Privilege. Combine accounts of multiple AmSouth Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers
Class A Shares

The following qualify for waivers of sales charges:

     o Shares purchased by investment representatives through fee-based investment products or accounts.

     o Shares purchased upon the reinvestment of dividend and capital gain distributions.

     o    Shares purchased by investors through a payroll deduction plan.

     o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the AmSouth Funds and their affiliates.

     o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.

     o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).

     o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

     o Shares purchased with proceeds from the redemption of shares of another mutual fund complex within 30 days of redemption, if the investor paid a front-end sales charge.

The Distributor may also waive the sales charge at any time in its own discretion.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.
->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the Fund charges a 2.00% redemption fee on Class A, Class B and Class I Shares of the Fund exchanged or redeemed within 30 days of purchase. The Fund also may limit exchange activity to two "round-trip" purchases and sales of the same Fund during a calendar year. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one AmSouth Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the Fund, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your Shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The income dividends that you receive from the Fund are expected to be exempt from federal income tax and Tennessee personal income tax. Income exempt from federal income tax may be subject to state and local income tax. The Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal income taxation of your benefits. In addition, an investment in a Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains the Fund distributes also will be subject to federal income tax.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's Shares. Any gain resulting from the redemption or exchange of your Fund Shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund Shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's Advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

Other Information About the Fund                            Financial Highlights

TENNESSEE TAX-EXEMPT FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                       Investment Activities
                                            ------------------------------------------
                                Net Asset       Net      Net Realized and
                                  Value,    Investment   Unrealized Gains   Total from
                                Beginning     Income       (Losses) from    Investment
                                of Period     (Loss)        Investments     Activities
                                ---------   ----------   ----------------   ----------
Year Ended July 31, 2003         $ 10.37       0.29           (0.05)           0.24
Year Ended July 31, 2002         $ 10.10       0.31            0.27            0.58
Year Ended July 31, 2001+        $  9.74       0.36            0.36            0.72
Period Ended July 31, 2000(a)    $  9.55       0.21            0.18            0.39
Year Ended December 31, 1999     $ 10.19       0.33           (0.64)          (0.31)
Year Ended December 31, 1998     $ 10.18       0.35            0.08            0.43

                                          Less Dividends from
                                -------------------------------------
                                             Net Realized
                                    Net       Gains from                 Net Asset
                                Investment    Investment      Total     Value, End    Total
                                  Income     Transactions   Dividends    of Period   Return#
                                ----------   ------------   ---------   ----------   -------
Year Ended July 31, 2003          (0.28)          --         (0.28)       $ 10.33     2.29%
Year Ended July 31, 2002          (0.31)          --         (0.31)       $ 10.37     5.87%
Year Ended July 31, 2001+         (0.36)          --         (0.36)       $ 10.10     7.55%
Period Ended July 31, 2000(a)     (0.20)          --         (0.20)       $  9.74     4.15%@
Year Ended December 31, 1999      (0.33)          --         (0.33)       $  9.55    (3.07%)
Year Ended December 31, 1998      (0.35)       (0.07)        (0.42)       $ 10.19     4.25%

                                         Ratios (to average net assets)/Supplemental Data
                                ------------------------------------------------------------------
                                                           Expenses                    Net Assets,
                                   Net                     (before        Portfolio      End of
                                Investment     Net        Reductions/       Turnover     Period
                                  Income     Expenses   Reimbursements)      Rate*       (000's)
                                ----------   --------   ---------------   ----------   -----------
Year Ended July 31, 2003          2.70%       1.07%          1.34%            21%        $ 9,325
Year Ended July 31, 2002          3.02%       1.08%          1.31%            60%        $ 3,432
Year Ended July 31, 2001+         3.63%       1.09%          1.33%           123%        $ 3,764
Period Ended July 31, 2000(a)     3.78%@@     1.13%@@        1.27%@@          23%        $ 2,919
Year Ended December 31, 1999      3.34%       1.25%          1.26%            64%        $ 3,324
Year Ended December 31, 1998      3.37%       1.20%          1.20%           155%        $ 2,919

  #  Excludes sales charge.
  + Net investment income (loss) is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

Other Information About the Fund                            Financial Highlights

TENNESSEE TAX-EXEMPT FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                                                           Investment Activities
                                                ------------------------------------------
                                    Net Asset       Net      Net Realized and
                                      Value,    Investment   Unrealized Gains   Total from
                                    Beginning     Income       (Losses) from    Investment
                                    of Period     (Loss)        Investments     Activities
                                    ---------   ----------   ----------------   ----------
Year Ended July 31, 2003             $ 10.38       0.20           (0.04)           0.16
Year Ended July 31, 2002             $ 10.12       0.24            0.26            0.50
Year Ended July 31, 2001+            $  9.76       0.29            0.36            0.65
Period Ended July 2000(a)            $  9.57       0.17            0.18            0.35
Year Ended December 31, 1999         $ 10.21       0.27           (0.64)          (0.37)
Period Ended December 31, 1998(b)    $ 10.22       0.26            0.06            0.32

                                              Less Dividends from
                                    -------------------------------------
                                                 Net Realized
                                        Net       Gains from                 Net Asset
                                    Investment    Investment      Total     Value, End    Total
                                      Income     Transactions   Dividends    of Period   Return#
                                    ----------   ------------   ---------   ----------   -------
Year Ended July 31, 2003              (0.20)          --          (0.20)      $ 10.34     1.56%
Year Ended July 31, 2002              (0.24)          --          (0.24)      $ 10.38     4.98%
Year Ended July 31, 2001+             (0.29)          --          (0.29)      $ 10.12     6.75%
Period Ended July 2000(a)             (0.16)          --          (0.16)      $  9.76     3.74%@
Year Ended December 31, 1999          (0.27)          --          (0.27)      $  9.57    (3.65%)
Period Ended December 31, 1998(b)     (0.26)       (0.07)         (0.33)      $ 10.21     3.17%@

                                             Ratios (to average net assets)/Supplemental Data
                                    -----------------------------------------------------------------
                                                               Expenses                   Net Assets,
                                       Net                     (before        Portfolio     End of
                                    Investment      Net       Reductions/      Turnover     Period
                                      Income     Expenses   Reimbursements)     Rate*       (000's)
                                    ----------   --------   ---------------   ---------   -----------
Year Ended July 31, 2003              1.95%       1.82%          2.09%           21%        $ 2,936
Year Ended July 31, 2002              2.29%       1.82%          2.07%           60%        $ 1,839
Year Ended July 31, 2001+             2.85%       1.84%          2.08%          123%        $ 1,432
Period Ended July 2000(a)             3.07%@@     1.83%@@        1.96%@@         23%        $ 1,054
Year Ended December 31, 1999          2.72%       1.84%          1.85%           64%        $ 1,288
Period Ended December 31, 1998(b)     2.50%@@     1.95%@@            (c)        155%        $ 1,397

  #  Excludes redemption charge.
  + Net investment income is based on average shares outstanding during the period.
  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
  @  Not annualized.
 @@  Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the Amsouth funds, the Fund changed its fiscal year end to July 31.
(b) For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
(c)  There were no fee reductions in this period.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

          AmSouth Funds
          3435 Stelzer Road
          Columbus, Ohio 43219
          Telephone: 1-800-451-8382
          Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH PRIME MONEY
                   MARKET FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH PRIME MONEY
                   MARKET FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                     [GRAPHIC]   Description of the Fund -- Objectives, Risk/Return and Expenses
----------------------------------------------------------------------------------------------------------------
Carefully review this important                     2   Overview
section, which summarizes the                       3   AmSouth Money Market Funds
Fund's investments, risks, past                     4   AmSouth Prime Money Market Fund
performance, and fees.

                                     [GRAPHIC]   Additional Investment Strategies and Risks
----------------------------------------------------------------------------------------------------------------
Review this section for additional                  7   Investment Strategies
information on investment                           7   Investment Practices
strategies and investment practices                 9   Investment Risks
and their risks.

                                     [GRAPHIC]   Fund Management
----------------------------------------------------------------------------------------------------------------
Review this section for details on                 11   The Investment Advisor
the people and organizations who                   11   Portfolio Manager
provide services to the Fund.                      11   The Distributor and Administrator

                                     [GRAPHIC]   Shareholder Information
----------------------------------------------------------------------------------------------------------------
Review this section for details on                 12   Choosing a Share Class
how shares are valued, how to                      13   Pricing of Fund Shares
purchase, sell and exchange shares,                14   Purchasing and Adding to Your Shares
related charges and payments of                    17   Selling Your Shares
dividends and distributions.                       19   General Policies on Selling Shares
                                                   20   Distribution Arrangements/Sales Charges
                                                   22   Distribution and Service (12b-1) Fees
                                                          and Shareholder Servicing Fees
                                                   23   Exchanging Your Shares
                                                   24   Dividends, Distributions and Taxes

                                     [GRAPHIC]   Other Information About The Fund
----------------------------------------------------------------------------------------------------------------
                                                    26   Financial Highlights

[GRAPHIC]  Description of the Fund -- Objectives,
           Risk/Return and Expenses                                     Overview

The Fund The AmSouth Prime Money Market Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares and Class B Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives,                                   AmSouth
Risk/Return and Expenses                                      Money Market Funds

                      The Fund is one of four AmSouth Money Market Funds. The AmSouth Money Market Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Fund seeks to maintain a stable price of $1.00 per share.

Who May Want to       Consider investing in the Fund and other AmSouth Money
Invest                Market Funds if you are:

                          o    seeking preservation of capital

                          o    investing short-term reserves

                          o willing to accept lower potential returns in exchange for a higher degree of safety

                      The Fund and other AmSouth Money Market Funds may not be appropriate if you are:

                          o    seeking high total return

                          o pursuing a long-term goal or investing for retirement

->

Description of the Fund -- Objectives,                             AmSouth Prime
Risk/Return and Expenses                                       Money Market Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks current income with liquidity and stability of principal.

Principal             The Fund invests only in U.S. dollar-denominated,
Investment            "high-quality" short-term debt securities, including the
Strategies            following:

                          o    Obligations issued or guaranteed by the U.S.
                               government, its agencies or instrumentalities
                          o    Certificates of deposit, time deposits, bankers'
                               acceptances and other short-term securities
                               issued by domestic or foreign banks or their subsidiaries or branches
                          o Domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest
                          o Obligations issued or guaranteed by one or more foreign governments or their agencies or instrumentalities, including obligations of supranational entities
                          o    Asset-backed securities
                          o Repurchase agreements collateralized by the types of securities listed above

                      The Fund invests in securities issued by: (i) the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Banks ("FHLBs"), which are supported by the right of the issuer to borrow from the U.S. Treasury, and (ii) the Federal Farm Credit Banks ("FFCBs") and the Tennessee Valley Authority, which are supported only by the credit of the issuer. The Fund also invests in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by its Advisor to be of comparable quality. "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess the highest short-term rating from at least two NRSROs (for example, commercial paper rated "A-1" by S&P and "P-1" by Moody's Investors Service, Inc. ("Moody's") or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the Advisor to be of comparable quality.

                      When selecting securities for the Fund's portfolio, the Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income. The Advisor generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the Advisor believes to be the best relative values.

                      The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                      For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                      Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                      Certain securities issued by agencies and instrumentalities of the U.S. government in which the Fund may invest are backed by the full faith and credit of the U.S. government, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. in some other way.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

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4

Description of the Fund -- Objectives,                             AmSouth Prime
Risk/Return and Expenses                                       Money Market Fund

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1), (2)

                                   [CHART]

1993   2.61%
  94   3.72%
  95   5.50%
  96   4.84%
  97   4.98%
  98   4.88%
  99   4.49%
  00   5.73%
  01   3.46%
2002   0.98%

The Fund's total return from 1/1/03 to 9/30/03 was 0.32%.

The returns for Class B Shares will differ from the Class A Shares' returns shown on the bar chart because of differences in the expenses of each class. The table below assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

          Best quarter:      1.48%  12/31/00
          Worst quarter:     0.20%  12/31/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                                                      1       5      10
                                                     Year   Years   Years
                                                     --------------------
Class A Shares(2)                                    0.98%  3.89%   4.11%
                                                     --------------------
Class B Shares(3)
(with applicable Contingent Deferred Sales Charge)   0.30%   N/A     N/A
-------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.
(2) Performance for the Class A Shares, which were first offered on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.
(3) Class B Shares were first offered on 6/15/98.

As of December 31, 2002, the Fund's 7-day yield for Class A Shares and Class B Shares was 0.64% and 0.38%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.48% for Class A Shares and --0.29% for Class B Shares, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

Description of the Fund -- Objectives,                             AmSouth Prime
Risk/Return and Expenses                                       Money Market Fund

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------
Contingent Deferred Sales Charge

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.
--------------------------------------------------------------------------------

                               Fees and Expenses

Shareholder Transaction Expenses      Class A   Class B
(expenses paid by you directly)(1)     Shares    Shares

Maximum Sales Charge
   (Load) on Purchases                 None      None
-------------------------------------------------------
Maximum Deferred Sales
   Charge (Load)                       None      5.00%(2)
-------------------------------------------------------
Redemption Fee(3)                      None      None

Annual Fund Operating Expenses        Class A   Class B
(fees paid from Fund assets)           Shares    Shares
-------------------------------------------------------
Management Fee                         0.40%     0.40%
-------------------------------------------------------
Distribution and/or Service
   (12b-1) Fee                         None      0.75%
-------------------------------------------------------
Other Expenses(4)                      0.57%     0.57%
-------------------------------------------------------
   Total Fund Operating Expenses(4)    0.97%     1.72%
-------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) For former Class B Shares purchased prior to the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.
(3) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.
(4) Other expenses are being limited to 0.40% for Class A Shares and 0.03% for Class B Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.80% and for Class B Shares are 1.18%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    redemption at the end of each period
     o    no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                           1      3        5       10
                         Year   Years    Years    Years
Class A Shares           $  99  $ 309   $   536  $ 1,190
--------------------------------------------------------
Class B Shares
Assuming redemption      $ 675  $ 842   $ 1,133  $ 1,831
Assuming no redemption   $ 175  $ 542   $   933  $ 1,831
--------------------------------------------------------

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6

[GRAPHIC]  Additional Investment Strategies and Risks

As a fundamental policy, the Fund will invest only in U.S. dollar-denominated, "high quality" short-term debt securities. "High quality" debt securities are those obligations, which at the time of purchase, (1) possess the highest short-term rating from at least two NRSROs, or one NRSRO if only rated by one NRSRO, or (2) if unrated, are determined by the Advisor to be of comparable quality. The Fund's investments include securities issued by: (i) FNMA, FHLMC and FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury; and (ii) FFCB and TVA, which are supported only by the credit of the issuer. The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the summaries is a more complete discussion of risk of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                               Risk Type
--------------------------------------------------------------------------------------   --------------------
Asset-Backed Securities: Securities secured by company receivables, home equity loans,   Pre-payment
truck and auto loans, leases, credit card receivables and other securities backed by     Market
other types of receivables or other assets.                                              Credit
                                                                                         Interest Rate
                                                                                         Regulatory
                                                                                         Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a        Credit
commercial bank. Maturities are generally six months or less.                            Liquidity
                                                                                         Market
                                                                                         Interest Rate

Certificates of Deposit: Negotiable instruments with a stated maturity.                  Market
                                                                                         Credit
                                                                                         Liquidity
                                                                                         Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by            Credit
corporations and other entities. Maturities generally vary from a few days to            Liquidity
nine months.                                                                             Market
                                                                                         Interest Rate

Demand Features: Securities that are subject to puts and standby commitments to          Market
purchase the securities at a fixed price (usually with accrued interest) within a        Liquidity
fixed period of time following demand by a Fund.                                         Management

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of   Market
foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and    Political
supranational entities.                                                                  Liquidity
                                                                                         Foreign Investment

->

Additional Investment Strategies and Risks

Instrument                                                                               Risk Type
--------------------------------------------------------------------------------------   -----------------
Funding Agreements: Also known as guaranteed investment contracts, an agreement where    Liquidity
a Fund invests an amount of cash with an insurance company and the insurance company     Credit
credits such investment on a monthly basis with guaranteed interest which is based on    Market
an index. These agreements provide that the guaranteed interest will not be less than    Interest Rate
a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. Funding Agreements are considered illiquid investments, and, together with other instruments in the Fund which are not readily marketable, may not exceed 10% of the Fund's net assets.

Investment Company Securities: Shares of investment companies. A Fund may invest up to   Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies' for which the Advisor or a
Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of   Pre-payment
loans. These include collateralized mortgage obligations and real estate mortgage        Market
investment conduits.                                                                     Credit
                                                                                         Regulatory

Repurchase Agreements: The purchase of a security and the simultaneous commitment to     Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment    Market Leverage
to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,   Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. A Fund may       Liquidity Credit
invest in securities of investment companies that are exempt from registration under the Investment Company Act and invest exclusively in money market instruments.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of   Liquidity Credit
funds.                                                                                   Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and           Market
certificates of accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities   Market Credit
of the U.S. government. These include the Government National Mortgage Association       Interest Rate
("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal
Home Loan Mortgage Corporation ("FHLMC").

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest    Market
and principal securities, and coupons under bank entry safekeeping.

->

Additional Investment Strategies and Risks

Instrument                                                                               Risk Type
--------------------------------------------------------------------------------------   --------------
Variable Amount Master Demand Notes: Unsecured demand notes that permit the              Credit
indebtedness to vary and provide for periodic adjustments in the interest rate           Liquidity
according to the terms of the instrument. Because master demand notes are direct         Interest Rate
lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Variable and Floating Rate Instruments: Obligations with interest rates which are        Credit
reset daily, weekly, quarterly or some other period and which may be payable to the      Liquidity
Fund on demand.                                                                          Market
                                                                                         Interest Rate

When-Issued Securities and Forward Commitments: Purchase or contract to purchase         Market
securities at a fixed price for delivery at a future date.                               Leverage
                                                                                         Liquidity
                                                                                         Credit

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are         Credit
issued at a discount from their value at maturity. When held to maturity, their          Market
entire return equals the difference between their issue price and their maturity         Interest Rate
value.

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Mortgage Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

->

Additional Investment Strategies and Risks

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, the Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income
- and the potential for taxable capital gains. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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10

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.35% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

->

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

->

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              11

[GRAPHIC]  Shareholder Information

Choosing a Share Class

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    No front-end sales charges.

o    Shareholder servicing fees of 0.25% of average daily net assets.

Class B Shares

o    No front-end sales charge; all your money goes to work for you right away.

o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. The Fund bears a distribution or Rule 12b-1 fee of 0.75%.

o    A deferred sales charge, as described below.

o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

o    Maximum investment for all Class B purchases: $250,000.

o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

For actual past expenses of each share class, see "Discription of the Fund -- Objective, Risk/Return and Expenses" earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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12

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

The per share NAV for the Fund is determined and its shares are priced twice a day on each day the Federal Reserve Bank of New York is open. The NAV for the Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Federal Reserve Bank of New York is closed due to an emergency.

Orders received by the Fund prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              13

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the Fund in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of the Fund or another AmSouth Money Market Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                   Investment     Investment
Class A or Class B
--------------------------------------------------------
Regular                         $ 1,000         $   0
--------------------------------------------------------
Automatic Investment Plan       $   250         $ 100
--------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

->

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account - Class A Shares And Class B Shares

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

->

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

->

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming the shares or a redemption of shares.

--------------------------------------------------------------------------------

Contingent Deferred Sales Charge

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares - Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

->

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Redemption By Check Writing

You may write checks in amounts of $1,000 or more on your account in the Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30 days' written notice. You must maintain the minimum required account balance in the Prime Money Market Fund of $1,000 and you may not close your Fund account by writing a check.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

->

Shareholder Information

General Policies On Selling Shares

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

->

Shareholder Information

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

Distribution Arrangements/Sales Charges

Class A Shares

Class A Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares.

Class B Shares

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   Years                 CDSC as a % of
   Since                 Dollar Amount
  Purchase             Subject to Charge*
    0-1                      5.00%
    1-2                      4.00%
    2-3                      3.00%
    3-4                      3.00%
    4-5                      2.00%
    5-6                      1.00%
more than 6                  None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the AmSouth Funds charge a 2.00% redemption fee on Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

->

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Conversion Feature -- Class B Shares

     o Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.*

     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another AmSouth Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the Fund after seven years from the end of the month of purchase.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Distribution Arrangements/Sales Charges
continued

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of a shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2.

->

Distribution and Service (12b-1) Fees and Shareholder Servicing Fees

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
          o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.
          o    Class B Shares
               o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
               o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

->

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the AmSouth Funds at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange.

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the AmSouth Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the AmSouth Funds, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same AmSouth Fund during a calendar year.

->

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

->

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

->

Other Information About the Fund                            Financial Highlights

PRIME MONEY MARKET FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                           Investment Activities
                                         -----------------------------
                                                                                         Less
                            Net Asset                 Net Realized and                 Dividends
                              Value,        Net       Unrealized Gains   Total from    from Net
                            Beginning    Investment    (Losses) from     Investment   Investment
                            of Period      Income       Investments      Activities     Income
                           -----------   ----------   ----------------   ----------   ----------
Year Ended July 31, 2003     $ 1.000       0.006             --             0.006      (0.006)
Year Ended July 31, 2002     $ 1.000       0.015             --             0.015      (0.015)
Year Ended July 31, 2001     $ 1.000       0.049             --             0.049      (0.049)
Year Ended July 31, 2000     $ 1.000       0.051             --             0.051      (0.051)
Year Ended July 31, 1999     $ 1.000       0.044             --             0.044      (0.044)

                                                    Ratios (to average net assets)/Supplemental Data
                                                  -----------------------------------------------------
                                                                              Expenses      Net Assets,
                            Net Asset                Net                      (before         End of
                           Value, End    Total    Investment     Net         Reductions/      Period
                            of Period   Return#     Income     Expenses    Reimbursements)   (000's)
                           ----------   -------   ----------   --------    ---------------  -----------
Year Ended July 31, 2003     $ 1.000     0.63%       0.64%       0.80%          0.97%        $ 439,061
Year Ended July 31, 2002     $ 1.000     1.53%       1.53%       0.79%          0.94%        $ 551,767
Year Ended July 31, 2001     $ 1.000     5.03%       4.96%       0.77%          0.94%        $ 564,977
Year Ended July 31, 2000     $ 1.000     5.20%       5.35%       0.75%          0.94%        $ 645,275
Year Ended July 31, 1999     $ 1.000     4.48%       4.40%       0.78%          0.94%        $ 136,078

#  Excludes sales charge.

Other Information About the Fund                            Financial Highlights

PRIME MONEY MARKET FUND -- B SHARES Selected data for a share outstanding throughout the period indicated.

                           Net Asset                    Less
                             Value        Net       Dividends from    Net Asset
                           Beginning   Investment   Net Investment   Value, End
                           of Period     Income        Income        of Period
                           ---------   ----------   --------------   ----------
Year Ended July 31, 2003    $ 1.000       0.003        (0.003)        $ 1.000
Year Ended July 31, 2002    $ 1.000       0.008        (0.008)        $ 1.000
Year Ended July 31, 2001    $ 1.000       0.042        (0.042)        $ 1.000
Year Ended July 31, 2000    $ 1.000       0.042        (0.042)        $ 1.000
Year Ended July 31, 1999    $ 1.000       0.035        (0.035)        $ 1.000

                                        Ratios (to average net assets)/Supplemental Data
                                     -----------------------------------------------------
                                                                                Net Assets
                                         Net                 Expenses (before    End of
                            Total    Investment      Net        Reductions/      Period
                           Return#     Income     Expenses    Reimbursements)    (000's)
                           -------   ----------   --------   ----------------   ----------
Year Ended July 31, 2003    0.26%       0.26%       1.18%         1.72%          $ 3,567
Year Ended July 31, 2002    0.77%       0.71%       1.54%         1.69%          $ 3,891
Year Ended July 31, 2001    4.25%       3.75%       1.52%         1.69%          $ 1,908
Year Ended July 31, 2000    4.31%       4.35%       1.61%         1.69%          $   727
Year Ended July 31, 1999    3.55%       4.51%       1.69%         1.70%          $   224

#    Excludes redemption charge.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                   AmSouth Funds
                   3435 Stelzer Road
                   Columbus, Ohio 43219
                   Telephone: 1-800-451-8382
                   Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]       AMSOUTH FUNDS

[GRAPHIC]       AMSOUTH TREASURY RESERVE
                   MONEY MARKET FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH PRIME MONEY
                   MARKET FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES
                   CLASS B SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                   [GRAPHIC]   Description of the Fund -- Objectives, Risk/Return and Expenses
--------------------------------------------------------------------------------------------------------------
Carefully review this important                   2  Overview
section, which summarizes the                     3  AmSouth Money Market Funds
Fund's investments, risks, past                   4  AmSouth Treasury Reserve Money Market Fund
performance, and fees.

                                   [GRAPHIC]   Additional Investment Strategies and Risks
--------------------------------------------------------------------------------------------------------------
Review this section for additional                7  Investment Strategies
information on investment                         7  Investment Practices
strategies and investment practices               8  Investment Risks
and their risks.

                                   [GRAPHIC]   Fund Management
--------------------------------------------------------------------------------------------------------------
Review this section for details on               10  The Investment Advisor
the people and organizations who                 10  Portfolio Managers
provide services to the Fund.                    10  The Distributor and Administrator

                                   [GRAPHIC]   Shareholder Information
--------------------------------------------------------------------------------------------------------------
Review this section for details on               11  Pricing of Fund Shares
how shares are valued, how to                    12  Purchasing and Adding to Your Shares
purchase, sell and exchange shares,              15  Selling Your Shares
related charges and payments of                  17  General Policies on Selling Shares
dividends and distributions.                     19  Shareholder Servicing Fees
                                                 20  Exchanging Your Shares
                                                 21  Dividends, Distributions and Taxes

                                   [GRAPHIC]   Other Information About The Fund
--------------------------------------------------------------------------------------------------------------
                                                 25  Financial Highlights

[GRAPHIC]  Description of the Fund -- Overview, Objectives,             Overview
           Risk/Return and Expenses

The Fund The AmSouth Treasury Reserve Money Market Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                      The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                      The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                      Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                      The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                      The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives,                                   AmSouth
Risk/Return and Expenses                                      Money Market Funds

                      The Fund is one of four AmSouth Money Market Funds. The AmSouth Money Market Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Fund seeks to maintain a stable price of $1.00 per share.

Who May Want          Consider investing in the Fund and other AmSouth Money
to Invest             Market Funds if you are:

                         o    seeking preservation of capital

                         o    investing short-term reserves

                         o willing to accept lower potential returns in exchange for a higher degree of safety

                      The Fund and other AmSouth Money Market Funds may not be appropriate if you are:

                         o    seeking high total return

                         o pursuing a long-term goal or investing for retirement

->

Description of the Fund -- Objectives,                  AmSouth Treasury Reserve
Risk/Return and Expenses                                       Money Market Fund

                      Risk/Return Summary

Investment Objective  The Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Principal             The Fund invests primarily in U.S. Treasury Securities
Investment            and repurchase agreements in respect thereof. The Fund may
Strategies            invest up to 20% of its assets in other securities
                      guaranteed as to payment of principal and interest by the U.S. government and repurchase agreements in respect thereof.

                      The interest income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not federal, income taxes. Dividends attributable to income from repurchase agreements are subject to federal, state and local income taxes.

                      The Fund invests based on considerations of safety of principal and liquidity, which means that the Fund may not necessarily invest in securities paying the highest available yield at a particular time. The Fund will attempt to increase its yield by trading to take advantage of short-term market variations. The Advisor generally evaluates investments based on interest rate sensitivity.

                      For a more complete description of the securities in which the Fund may invest, please see Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal             Your investment in the Fund may be subject to the
Investment Risks      following principal risks:

                      Interest Rate Risk: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                      A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. Neither the market value of such securities nor the Fund's share price is guaranteed.

                      For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives,                  AmSouth Treasury Reserve
Risk/Return and Expenses                                       Money Market Fund

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1), (2)

                                   [CHART]

1993   2.06%
  94   4.05%
  95   5.41%
  96   4.78%
  97   4.78%
  98   4.68%
  99   4.38%
  00   5.54%
  01   3.47%
2002   0.96%

The Fund's total return from 1/1/03 to 9/30/03 was 0.25%.

          Best quarter:      1.43%  12/31/00
          Worst quarter:     0.00%  12/31/93

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                      1        5      10
                     Year    Years   Years
                     ---------------------
Class A Shares (2)   0.96%   3.79%   4.00%
------------------------------------------

(1) Both charts assume reinvestment of dividends.

(2) The Treasury Reserve Money Market Fund commenced operations on 3/29/94 through a transfer of assets from certain collective trust fund ("commingled") accounts managed by the Advisor, using substantially the same investment objective, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of the commingled accounts for periods prior to the Fund's commencement of operations, restated to reflect the expenses associated with the Fund. The commingled accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, their returns may have been adversely affected. Class A Shares were first offered on 8/29/94.

As of December 31, 2002, the Fund's 7-day yield for Class A Shares was 0.53%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.37% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

Description of the Fund -- Objectives,                  AmSouth Treasury Reserve
Risk/Return and Expenses                                       Money Market Fund

As an investor in the AmSouth Treasury Reserve Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                      Fees and Expenses

Shareholder Transaction Expenses      Class A
(expenses paid by you directly)(1)    Shares

Maximum Sales Charge
(Load) on Purchases                     None
--------------------------------------------
Maximum Deferred Sales
Charge (Load)                           None
--------------------------------------------
Redemption Fee (2)                      None

Annual Fund Operating Expenses        Class A
(fees paid from Fund assets)          Shares

Management Fee                         0.40%
--------------------------------------------
Distribution and/or Service
(12b-1) Fee                            None
--------------------------------------------
Other Expenses (3)                     0.61%
--------------------------------------------
  Total Fund Operating Expenses (3)    1.01%
--------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other case management services provided in connection with investment in the Funds.
(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.
(3) Other expenses are being limited to 0.44% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.84%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    redemption at the end of each period
     o    no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

                   Expense Example

                  1        3        5        10
                 Year    Years    Years     Years
Class A Shares   $ 103   $ 322    $ 558    $ 1,236
--------------------------------------------------

->

[GRAPHIC]  Additional Investment Strategies and Risks

As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. government and repurchase agreements in respect thereof. However, the Fund will not invest in securities issued or guaranteed by U.S. government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the summaries is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ----------------
Investment Company Securities: Shares of investment companies. A Fund may invest up to       Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies'
for which the Advisor or a Sub-Advisor to a Fund or any of their affiliates serves as investment advisor, administrator or distributor. A Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to         Market Leverage
return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to     Market Leverage
buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return,       Market Leverage
the Fund will receive cash, other securities, and/or letters of credit. A Fund may invest    Liquidity Credit
in  securities of investment companies that are exempt from registration under the
Investment Company Act and invest exclusively in money market instruments.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of    Market Credit
the U.S. government. These include the Government National Mortgage Association ("GNMA"),    Interest Rate
the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage
Corporation ("FHLMC").

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and    Market
principal securities, and coupons under bank entry safekeeping.

->

Additional Investment Strategies and Risks

Instrument                                                                                   Risk Type
------------------------------------------------------------------------------------------   ---------
Variable Amount Master Demand Notes: Unsecured demand notes that permit the                  Credit
indebtedness to vary and provide for periodic adjustments in the interest rate according     Liquidity
to the terms of the instrument. Because master demand notes are direct lending               Interest Rate
arrangements Interest Rate between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Marketing Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

->

Additional Investment Strategies and Risks

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

->

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.35% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

->

Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

->

The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

->

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

The per share NAV for the Fund is determined and its shares are priced twice a day on each day the Federal Reserve Bank of New York is open. The NAV for the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time. In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Federal Reserve Bank of New York is closed due to an emergency.

Orders received by the Fund prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

Choosing a Share Class

The Fund offers different classes of Fund Shares which have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Only one class of Fund shares, Class A Shares, is offered in this Prospectus. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    No front-end sales charge; all your money goes to work for you right away.

o    Shareholder servicing fees of 0.25% of average daily net assets.

For actual past expenses of Class A Shares, see the information earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

->

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the Fund in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of the Fund or another AmSouth Money Market Fund. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                  Investment      Investment
Class A
--------------------------------------------------------
Regular                         $ 1,000          $   0
--------------------------------------------------------
Automatic Investment Plan       $   250          $ 100
--------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

->

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.

     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

->

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

->

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when after your sell order is received by you request a withdrawal in cash. This is also known as redeeming the Fund, its transfer agent, or your shares or a redemption of shares.

--------------------------------------------------------------------------------

Instructions For Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares - Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

->

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

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16

Shareholder Information

General Policies On Selling Shares

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

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                                                                              17

Shareholder Information

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

->

--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Shareholder Servicing Fees

Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. Shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund. Class A Shares do not pay a 12b-1 fee.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the AmSouth Funds charge a 2.00% redemption fee on Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

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                                                                              19

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of the AmSouth Funds, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same AmSouth Fund during a calendar year.

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20

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

->

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

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22

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

->

Other Information About the Fund                            Financial Highlights

TREASURY RESERVE MONEY MARKET FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                                Investment Activities
                                            -----------------------------
                                                                                            Less
                                Net Asset                Net Realized and                 Dividends
                                  Value,       Net       Unrealized Gains   Total from    from Net
                                Beginning   Investment     (Losses) from    Investment   Investment
                                of Period     Income        Investments     Activities     Income
                                ---------   ----------   ----------------   ----------   ----------
Year Ended July 31, 2003         $ 1.000      0.006             --            0.006        (0.006)
Year Ended July 31, 2002         $ 1.000      0.015             --            0.015        (0.015)
Year Ended July 31, 2001         $ 1.000      0.048             --            0.048        (0.048)
Period Ended July 31, 2000(a)    $ 1.000      0.030             --            0.030        (0.030)
Year Ended December 31, 1999     $ 1.000      0.043             --            0.043        (0.043)
Year Ended December 31, 1998     $ 1.000      0.046             --            0.046        (0.046)

                                                         Ratios (to average net assets)/Supplemental Data
                                                       -----------------------------------------------------
                                                                                 Expenses        Net Assets,
                                 Net Asset                 Net                    (before          End of
                                Value, End    Total    Investment      Net       Reductions/       Period
                                 of Period   Return#     Income     Expenses   Reimbursements)     (000's)
                                ----------   -------   ----------   --------   ---------------   -----------
Year Ended July 31, 2003         $ 1.000      0.56%       0.60%       0.84%         1.01%         $  46,753
Year Ended July 31, 2002         $ 1.000      1.53%       1.54%       0.79%         0.96%         $  98,582
Year Ended July 31, 2001         $ 1.000      4.95%       4.90%       0.72%         0.95%         $  99,777
Period Ended July 31, 2000(a)    $ 1.000      3.07%@      5.21%@@     0.65%@@       0.86%@@       $ 143,901
Year Ended December 31, 1999     $ 1.000      4.38%       4.28%       0.60%         0.70%         $ 143,208
Year Ended December 31, 1998     $ 1.000      4.68%       4.56%       0.77%         0.78%         $ 167,475

  #   Excludes sales charge.
  @   Not annualized.
 @@   Annualized.
(a) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com  ASO120103-AB

[GRAPHIC]       AMSOUTH FUNDS

[GRAPHIC]       AMSOUTH TAX-EXEMPT MONEY
                   MARKET FUND
                INVESTOR GUIDE AND PROSPECTUS

[GRAPHIC]          CLASS A SHARES

                                                                DECEMBER 1, 2003
                                              (As Supplemented February 4, 2004)

[AMSOUTH FUNDS(R) LOGO]

                     Notice of Privacy Policy and Practices

AmSouth Funds recognizes and respects the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

AmSouth Funds collects and uses your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

     o Account applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     o Account history, including information about the transactions and balances in a customer's account(s); and

     o Correspondence--written, telephonic or through the AmSouth Funds website -- between a customer and AmSouth Funds or service providers to AmSouth Funds.

We may disclose all of the information described above to certain third parties who are not affiliated with AmSouth Funds under one or more of these circumstances:

     o    If you request or authorize the disclosure of the information.

     o As permitted by law (for example, sharing information with companies who maintain or service customer accounts for the AmSouth Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts).

     o We may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We maintain, and require all AmSouth Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about our customers. When information about AmSouth Funds customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of AmSouth Funds.

     (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to AmSouth Funds, but do not invest in AmSouth Funds shares.

                           Not part of the prospectus

[GRAPHIC]

[GRAPHIC]       AMSOUTH FUNDS
                AMSOUTH TAX-EXEMPT MONEY
                   MARKET FUND
                PROSPECTUS

[GRAPHIC]          CLASS A SHARES

As with all mutual funds, the Securities and
Exchange Commission has not approved or
disapproved these Fund shares or determined
whether this prospectus is truthful or
complete. Anyone who tells you otherwise is                     DECEMBER 1, 2003
committing a crime.                           (as supplemented February 4, 2004)

AmSouth Funds                  Table of Contents

                                 [GRAPHIC]    Description of the Fund -- Objectives, Risk/Return and Expenses
--------------------------------------------------------------------------------------------------------------
Carefully review this important                  2     Overview
section, which summarizes the                    3     AmSouth Money Market Funds
Fund's investments, risks, past                  4     AmSouth Tax-Exempt Money Market Fund
performance, and fees.

                                 [GRAPHIC]    Additional Investment Strategies and Risks
--------------------------------------------------------------------------------------------------------------
Review this section for additional               7     Investment Strategies
information on investment                        7     Investment Practices
strategies and investment practices              9     Investment Risks
and their risks.

                                 [GRAPHIC]    Fund Management
--------------------------------------------------------------------------------------------------------------
Review this section for details on              11     The Investment Advisor
the people and organizations who                11     Portfolio Manager
provide services to the Fund.                   11     The Distributor and Administrator

                                 [GRAPHIC]    Shareholder Information
--------------------------------------------------------------------------------------------------------------
Review this section for details on              12     Choosing a Share Class
how shares are valued, how to                   13     Pricing of Fund Shares
purchase, sell and exchange shares,             14     Purchasing and Adding to Your Shares
related charges and payments of                 17     Selling Your Shares
dividends and distributions.                    19     General Policies on Selling Shares
                                                20     Shareholder Servicing Fees
                                                21     Exchanging Your Shares
                                                22     Dividends, Distributions and Taxes

                                 [GRAPHIC]    Other Information About The Fund
--------------------------------------------------------------------------------------------------------------
                                                24     Financial Highlights

[GRAPHIC] Description of the Fund -- Objectives,
          Risk/Return and Expenses                                      Overview

The Fund The AmSouth Tax-Exempt Money Market Fund (the "Fund") is a separate series of the AmSouth Funds, a mutual fund family that offers different classes of shares in separate investment portfolios. This prospectus gives you important information about the Class A Shares of the Fund that you should know before investing. The Fund also offers an additional class of shares called Class I Shares which is offered in a separate prospectus. Please read this prospectus and keep it for future reference.

                         The Fund described in this prospectus is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you should know a few general basics about investing in mutual funds.

                         The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets where these securities trade.

                         Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of AmSouth Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency.

                         The Fund has its own investment objective and strategies for reaching that objective. Before investing, make sure that the Fund's objective matches your own. The Fund's portfolio manager(s) invests the Fund's assets in a way that the manager believes will help the Fund achieve its objective. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause the Fund to outperform or underperform other funds with similar objectives.

                         The investment objective of the Fund is fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. There is no assurance that the Fund will achieve its investment objective.

->

Description of the Fund -- Objectives,                                   AmSouth
Risk/Return and Expenses                                      Money Market Funds

                         The Fund is one of four AmSouth Money Market Funds. The AmSouth Money Market Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Fund seeks to maintain a stable price of $1.00 per share.

Who May Want to Invest   Consider investing in the Fund and other AmSouth Money
                         Market Funds if you are:

                              o    seeking preservation of capital

                              o    investing short-term reserves

                              o willing to accept lower potential returns in exchange for a higher degree of safety

                              o in the case of the Tax-Exempt Money Market Fund, seeking federal tax-exempt income

                         The Fund and other AmSouth Money Market Funds may not be appropriate if you are:

                              o    seeking high total return

                              o pursuing a long-term goal or investing for retirement

->

Description of the Fund -- Objectives,                        AmSouth Tax-Exempt
Risk/Return and Expenses                                       Money Market Fund

                         Risk/Return Summary

Investment Objective     The Fund seeks as high a level of current interest
                         income exempt from federal income tax as is consistent with the preservation of capital and relative stability of principal.

Principal                The Fund invests primarily in short-term municipal
Investment Strategies    securities that provide income that is exempt from
                         federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax.
                         Short-term municipal securities are debt obligations, such as bonds and notes, issued by states, territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest up to 10% of its total assets in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

                         When selecting securities for the Fund's portfolio, the Advisor first considers safety of principal and the quality of an investment. The Advisor then focuses on generating a high level of income. The Advisor generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and that the Advisor believes to be the best relative values.

                         The Fund will maintain an average weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                         The Fund may invest in certain other short-term debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 7 or consult the SAI.

Principal                Your investment in the Fund may be subject to the
Investment Risks         following principal risks:

                         Interest Rate Risk: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                         Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security's rating, the greater its credit risk.

                         Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                         For more information about these risks, please see the Additional Investment Strategies and Risks on page 7.

->

Description of the Fund -- Objectives,                        AmSouth Tax-Exempt
Risk/Return and Expenses                                       Money Market Fund

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                    Performance Bar Chart and Table
                    Year-By-Year Total Returns as of 12/31
                    for Class A Shares(1),(2)

                                   [CHART]

1993  1.92%
  94  2.33%
  95  3.44%
  96  2.95%
  97  3.10%
  98  2.89%
  99  2.72%
  00  3.35%
  01  1.91%
2002  0.64%

The Fund's total return from 1/1/03 to 9/30/03 was 0.25%.

          Best quarter:      0.91%   6/30/95
          Worst quarter:     0.14%   3/31/02

                              Average Annual Total Returns
                              (for the periods ending
                              December 31, 2002)(1)

->

                     1       5      10
                    Year   Years   Years
                    --------------------
Class A Shares(2)   0.64%  2.29%   2.52%
----------------------------------------

(1) Both charts assume reinvestment of dividends.

(2) Performance for the Class A Shares, which were first offered on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

As of December 31, 2002, the Fund's 7-day yield for Class A Shares was 0.70%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.54% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

Description of the Fund -- Objectives,                        AmSouth Tax-Exempt
Risk/Return and Expenses                                       Money Market Fund

As an investor in the Tax-Exempt Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                Fees and Expenses

Shareholder Transaction Expenses     Class A
(expenses paid by you directly)(1)    Shares

Maximum Sales Charge
(Load) on Purchases                     None
--------------------------------------------
Maximum Deferred Sales
Charge (Load)                           None
--------------------------------------------
Redemption Fee(2)                       None

Annual Fund Operating Expenses       Class A
(fees paid from Fund assets)          Shares

Management Fee                          0.40%
--------------------------------------------
Distribution and/or Service
(12b-1) Fee                             None
--------------------------------------------
Other Expenses(3)                       0.57%
--------------------------------------------
  Total Fund Operating Expenses(3)      0.97%
--------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.
(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.
(3) Other expenses are being limited to 0.39% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.79%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:
     o    $10,000 investment
     o    5% annual return
     o    redemption at the end of each period
     o    no changes in the Fund's operating expenses
Because actual returns and operating expenses will be different, this example is for comparison only.

                                 Expense Example

                  1       3       5       10
                 Year   Years   Years    Years
Class A Shares   $99    $309    $536    $1,190

->

[GRAPHIC]  Additional Investment Strategies and Risks

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds that invest primarily in obligations the interest on which is exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in Taxable Obligations. For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the Advisor to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical ratings organization ("NRSRO)" in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.

->

Investment Practices

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following summaries describe the primary securities and techniques the Fund is authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the summaries is a more complete discussion of the risks of each security or technique. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

Instrument                                                                                            Risk Type
---------------------------------------------------------------------------------------------------   --------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a                     Credit
commercial bank. Maturities are generally six months or less.                                         Liquidity
                                                                                                      Market
                                                                                                      Interest Rate

Certificates of Deposit: Negotiable instruments with a stated maturity.                               Market
                                                                                                      Credit
                                                                                                      Liquidity
                                                                                                      Interest Rate

Commercial Paper: Secured and unsecured short-term promissory notes issued by                         Credit
corporations and other entities. Maturities generally vary from a few days to nine months.            Liquidity
                                                                                                      Market
                                                                                                      Interest Rate

Demand Features: Securities that are subject to puts and standby commitments to purchase              Market
the securities at a fixed price (usually with accrued interest) within a fixed period of time         Liquidity
following demand by the Fund.                                                                         Management

->

Additional Investment Strategies and Risks

Instrument                                                                                            Risk Type
---------------------------------------------------------------------------------------------------   --------------
Investment Company Securities: Shares of investment companies. The Fund may invest up to              Market
5% of its assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10%
of its assets in the securities of other registered investment companies, except as may be permitted by law or SEC order. These registered investment companies may include money market funds of AmSouth Funds and shares of other registered investment companies' for which the Advisor or a Sub-Advisor to the Fund or any of their affiliates serves as investment advisor, administrator or distributor. The Fund may also invest in securities of investment companies that are exempt from registration under the Investment Company Act and that invest exclusively in money market instruments.

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for       Market
various public purposes. Municipal securities include private activity bonds and industrial           Credit
development bonds, as well as general obligation bonds, tax anticipation notes, bond                  Political
anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt            Tax
obligations, municipal leases, and obligations of municipal housing authorities (single family        Regulatory
revenue bonds).                                                                                       Interest Rate

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer, and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue;
and industrial development bonds that are secured by a private company.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to                  Market
return the security to the seller at an agreed upon price on an agreed upon date. This is treated     Leverage
as a loan by the fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to              Market
buy the security back at an agreed upon price on an agreed upon date. This is treated as a            Leverage
borrowing by the Fund.

Securities Lending: The lending of a percentage of the Fund's total assets. In return, the Fund       Market
will receive cash, other securities, and/or letters of credit. The Fund may invest in securities of   Leverage
investment companies that are exempt from registration under the Investment Company Act and invest exclusively in money market instruments.

Tax-Exempt Commercial Paper: Commercial paper issued by governments, and/or letters of                Credit
credit.                                                                                               Liquidity
                                                                                                      Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.         Liquidity
                                                                                                      Credit
                                                                                                      Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of        Market
accrual of Treasury securities.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the         Market
U.S. government. These include the Government National Mortgage Association ("GNMA"),                 Credit
the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage                 Interest Rate
Corporation ("FHLMC").

->

Additional Investment Strategies and Risks

Instrument                                                                                            Risk Type
---------------------------------------------------------------------------------------------------   --------------
U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and             Market
principal securities, and coupons under bank entry safekeeping.

Variable Amount Master Demand Notes: Unsecured demand notes that permit the                           Credit
indebtedness to vary and provide for periodic adjustments in the interest rate according to the       Liquidity
terms of the instrument. Because master demand notes are direct lending arrangements between          Interest Rate
a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily,        Credit
weekly, quarterly or some other period and which may be payable to the Fund on demand.                Liquidity
                                                                                                      Market
                                                                                                      Interest Rate

When-Issued Securities and Forward Commitments: Purchase or contract to purchase                      Market
securities at a fixed price for delivery at a future date.                                            Leverage
                                                                                                      Liquidity
                                                                                                      Credit

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued at a          Credit
discount from their value at maturity. When held to maturity, their entire return equals the          Market
difference between their issue price and their maturity value.                                        Interest Rate

->

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA, but others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, such as securities issued by FNMA, FHLMC, the Student Loan Mortgage Association and the Federal Home Loan Banks, by the credit of the issuing agency, such as securities issued by the Federal Farm Credit Banks and the Tennessee Valley Authority or by the U.S. in some other way.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

->

Additional Investment Strategies and Risks

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

     Speculative. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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10

[GRAPHIC]  Fund Management

The Investment Advisor

AmSouth Asset Management Inc. ("AAMI" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment advisor for the Fund. As of July 31, 2003, AAMI had over $2 billion in assets under management. On October 1, 2003, AmSouth Bank reorganized its investment advisory business to transfer the investment advisory services provided by AmSouth Investment Management Company, LLC ("AIMCO") to AAMI. AAMI and AIMCO are separate, wholly owned subsidiaries of AmSouth Bank. As a result of the reorganization, AAMI replaced AIMCO as the investment advisor to the Fund. Prior to June 27, 2003, AAMI was named Five Points Capital Investment Advisors.

AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama. Its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2003, AmSouth Bank had $13.9 billion in assets under discretionary management and provided custody services for an additional $10.6 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2003 of $43.7 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi and Tennessee.

Through its portfolio management team, AAMI makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

For these advisory services, the Fund paid the Advisor a fee of 0.25% of the average daily net assets of the Fund during the fiscal year ended July 31, 2003.

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Portfolio Manager

Investment decisions for the Fund are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

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The Distributor and Administrator

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Group, Inc.

BISYS Fund Services ("BISYS"), whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of the Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the NASD.

For more detailed information about the Advisor and other service providers, please see the SAI.

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                                                                              11

[GRAPHIC]  Shareholder Information

Choosing a Share Class

The Fund offers different classes of Fund Shares which have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Only one class of Fund shares, Class A Shares, is offered in this Prospectus. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

Class A Shares

o    No front-end sales charge; all your money goes to work for you right away.

o    Shareholder servicing fees of 0.25% of average daily net assets.

For actual past expenses of Class A Shares, see the information earlier in this prospectus.

The Fund also offers Class I Shares, which have their own expense structure and are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Call the Distributor for more information (see back cover).

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12

Shareholder Information

Pricing of Fund Shares

--------------------------------------------------------------------------------
How NAV is Calculated

The price of the Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

NAV is calculated separately for each class of shares.
--------------------------------------------------------------------------------

The per share NAV for the Fund is determined and its shares are priced twice a day on each day the Federal Reserve Bank of New York is open. The NAV for the Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange ("NYSE"). In addition, the Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Federal Reserve Bank of New York is closed due to an emergency.

Orders received by the Fund prior to 12:00 p.m. Eastern time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the NYSE will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

The Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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                                                                              13

Shareholder Information

Purchasing and Adding To Your Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, the Fund will be deemed to have received your order when that third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.

Additionally, banks, brokers and other financial institutions and representatives may use shares of the Fund in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into the Fund or another of the AmSouth Money Market Funds. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

The Fund's securities are generally valued at current market prices. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by the Nasdaq each business day. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the Fund may value the security at its fair value as determined in good faith by or under the supervision of the Board. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Board or its designee instead of being determined by market prices. Because the Fund may invest in securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the Fund's assets may change on days when you will not be able to purchase or redeem fund shares. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                               Minimum
                            Minimum Initial   Subsequent
Account type                   Investment     Investment
Class A
--------------------------------------------------------
Regular                        $ 1,000          $   0
--------------------------------------------------------
Automatic Investment Plan      $   250          $ 100
--------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

The Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Not all classes of shares of the Fund are offered in each state of the United States.

--------------------------------------------------------------------------------
Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of fund prospectuses and annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the Fund's prospectus and shareholder reports, please call 1-800-451-8382. The Fund will begin sending you individual copies thirty days after receiving your request.
--------------------------------------------------------------------------------

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14

Shareholder Information

Purchasing and Adding To Your Shares
continued

--------------------------------------------------------------------------------
Instructions For Opening Or Adding To An Account

By Regular Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.   Use the investment slip attached to your account statement.
     Or, if unavailable,

2.   Include the following information on a piece of paper:
     o    AmSouth Funds/Fund name
     o    Share class
     o    Amount invested
     o    Account name
     o    Account number.
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, OH 43218-2733.

By Overnight Service

See instructions 1-2 above for subsequent investments.

4.   Send to: AmSouth Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the Automated Clearing House ("ACH") and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

                                                            Questions?
                                                   Call 1-800-451-8382 or your
                                                    investment representative.

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                                                                              15

Shareholder Information

Purchasing and Adding To Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number

After instructing your bank to wire the funds, call 1-800-451-8382 to advise us of the amount being transferred and the name of your bank.

--------------------------------------------------------------------------------
You can add to your account by using the convenient options described below.
The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.
--------------------------------------------------------------------------------

Automatic Investment Plan

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $250 minimum required to open the account.

To invest regularly from your bank account:

     o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     o    Your bank name, address and account number

     o    The amount you wish to invest automatically (minimum $100)

     o How often you want to invest (every month, 4 times a year, twice a year or once a year)

     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.
--------------------------------------------------------------------------------

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16

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

   Withdrawing Money From Your Fund Investment

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

--------------------------------------------------------------------------------

     Instructions For Selling Shares

     If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone (unless you have declined telephone sales privileges)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

By mail

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
          o    your Fund and account number
          o    amount you wish to redeem
          o    address where your check should be sent
          o    account owner signature.

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

By overnight service (See "General Policies on Selling Shares -- Redemptions in Writing Required" below).

     1.   See instruction 1 above.

     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

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                                                                              17

Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must indicate this option on your application.

The Fund will charge a $7 wire transfer fee for each wire transfer request.
Note: Your financial institution may also charge a separate fee.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank.

Withdrawing Money From Your Fund Investment

Your bank may charge for this service.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.

o    Include a voided personal check.

o    Your account must have a value of $5,000 or more to start withdrawals.

If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

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18

Shareholder Information

General Policies On Selling Shares

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or

     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption of Shares Through Certain Investment Representatives

If you purchased shares of the Fund from certain broker-dealers, banks or other investment representatives, including AmSouth Bank, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

Redemptions Within 7 Days of Initial Investment

When you have made your initial investment by check, the proceeds of your redemption may be held up to 7 calendar days until the Transfer Agent is satisfied that the check has cleared.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

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                                                                              19

Shareholder Information

Redemption in Kind

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

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Shareholder Servicing Fees

Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Certain banks, brokers, investment representatives and other financial intermediaries may receive compensation from the Advisor or its affiliates, and certain financial intermediaries may receive compensation from the Fund for shareholder servicing and similar services. Shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund. Class A Shares do not pay a 12b-1 fee.

Short-Term Trading

The Fund is intended for long-term investing. Short-term trading by Fund shareholders may adversely affect the Fund by interfering with portfolio management and increasing portfolio transaction and administrative costs. To discourage short-term trading, the AmSouth Funds charge a 2.00% redemption fee on Shares of the Equity, Hybrid and Bond Funds exchanged or redeemed within 30 days of purchase. In addition, the Fund may temporarily suspend or terminate purchases and exchanges by investors or groups of investors who engage in short-term trading practices.

The Fund or its agents also may reject purchase and exchange orders, in whole or in part, including trading orders that in their opinion may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. The Fund or its agents may consider the trading history of accounts under common ownership or control to determine whether to reject an order.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the Fund. Accordingly, the Fund may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be rejected in whole or in part by the Fund.

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--------------------------------------------------------------------------------

   Reinstatement Privilege

   If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

Shareholder Information

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the AmSouth Fund into which you are exchanging. Exchanges from one AmSouth Fund to another are taxable. Class A Shares of the Fund may also be exchanged for Class I Shares of the Fund or another AmSouth Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges. However, the 2.00% redemption fee is charged on exchanges made within 30 days of a purchase or exchange transaction.

Instructions For Exchanging Shares

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number;

     o    The exact name on your account and account number;

     o    Taxpayer identification number (usually your Social Security number);

     o    Dollar value or number of shares to be exchanged;

     o    The name of the Fund from which the exchange is to be made;

     o    The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

Automatic Exchanges

You can use the Fund's Automatic Exchange feature to purchase shares of the Fund at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.

     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

Notes On Exchanges

     o When exchanging from an AmSouth Fund that has no sales charge or a lower sales charge to an AmSouth Fund with a higher sales charge, you will pay the difference.

     o The registration and tax identification numbers of the two accounts must be identical.

     o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

     o To prevent disruption in the management of AmSouth Funds, due to short-term trading strategies, exchange activity may be limited to two "round-trip" purchases and sales of the same AmSouth Fund during a calendar year.

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                                                                              21

Shareholder Information

Dividends, Other Distributions and Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions are automatically reinvested in additional Fund Shares unless you request distributions in cash.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the Fund's dividends attributable to "qualified dividend income" (i.e., dividends the Fund receives on stock of U.S. and certain foreign corporations with respect to which it satisfies certain holding period, debt-financing and other restrictions) generally are subject to a 15% maximum federal income tax rate, enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act"), for individual shareholders who satisfy those restrictions with respect to the shares on which the Fund dividends were paid. Distributions to you of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have held your shares; to the extent those distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets after May 5, 2003, they are subject to federal income tax at a maximum rate of 15% for shareholders who are individuals. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains the Fund earned before your investment (and thus were included in the price you paid).

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes the Fund pays. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of the Fund for shares of another AmSouth Fund will be treated as a sale of the Fund's shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. Any capital gain an individual shareholder recognizes on a redemption or exchange between May 6, 2003, and December 31, 2008, of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate enacted by the 2003 Act. That act did not change the tax rate on short-term capital gains, which will continue to be taxed at the ordinary income rate.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisor does not consider taxes when deciding to buy, hold or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate taxes.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

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22

Shareholder Information

Back-Up Withholding

The Fund is required to withhold 28% of taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. The Fund also is required to withhold 28% of those dividends and distributions otherwise payable to such shareholders who are subject to back-up withholding for any other reason. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

Directed Dividend Option

By selecting the appropriate box on the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in the Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Other Distributions

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

For more information about taxes, please consult the Statement of Additional Information.

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                                                                              23

[GRAPHIC]  Other Information About the Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent auditors, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2003, both of which are available free of charge upon request (see back cover).

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24

Other Information About the Fund                            Financial Highlights

TAX-EXEMPT MONEY MARKET FUND -- A SHARES Selected data for a share outstanding throughout the period indicated.

                                               Investment Activities
                                            -----------------------------
                                                                                       Less
                           Net Asset                Net Realized and                 Dividends
                             Value,        Net      Unrealized Gains   Total from    from Net
                           Beginning   Investment     (Losses) from    Investment   Investment
                           of Period     Income        Investments     Activities     Income
                           ---------   ----------   ----------------   ----------   ----------
Year Ended July 31, 2003    $ 1.000      0.005              --          0.005        (0.005)
Year Ended July 31, 2002    $ 0.999      0.009          (0.001)         0.008        (0.009)
Year Ended July 31, 2001    $ 0.998      0.028           0.001          0.029        (0.028)
Year Ended July 31, 2000    $ 1.000      0.031          (0.002)         0.029        (0.031)
Year Ended July 31, 1999    $ 1.000      0.026              --          0.026        (0.026)

                                                    Ratios (to average net assets)/Supplemental Data
                                                  -----------------------------------------------------
                                                                             Expenses       Net Assets,
                            Net Asset                 Net                     (before         End of
                           Value, End    Total    Investment      Net       Reductions/       Period
                            of Period   Return#     Income     Expenses   Reimbursements)     (000's)
                           ----------   -------   ----------   --------   ---------------   -----------
Year Ended July 31, 2003    $ 1.000      0.48%      0.48%        0.79%         0.97%         $ 33,748
Year Ended July 31, 2002    $ 0.998      0.87%      0.87%        0.81%         0.96%         $ 31,408
Year Ended July 31, 2001    $ 0.999      2.83%      2.84%        0.80%         0.96%         $ 40,728
Year Ended July 31, 2000    $ 0.998      3.11%      3.14%        0.71%         0.97%         $ 51,260
Year Ended July 31, 1999    $ 1.000      2.66%      2.64%        0.59%         0.98%         $ 22,844

#  Excludes sales charge.

[AMSOUTH FUNDS(R) LOGO]                                                [GRAPHIC]

   3435 Stelzer Road
  Columbus, OH 43219

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments.

Statement of Additional Information (SAI):

The Fund's SAI provides more detailed information about the Fund, including its operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone: 1-800-451-8382
                      Internet: http://www.amsouthfunds.com

You can review the Fund's Reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC Website at http://www.sec.gov.

Investment Company Act File No. 811-5551

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com

[GRAPHIC]

[GRAPHIC]

[GRAPHIC]

 [AMSOUTH FUNDS(R) LOGO]  3435 Stelzer Road
                          Columbus, OH 43219  www.amsouthfunds.com